                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 0001227523

Exact name of registrant as specified in charter:  Optimum Fund Trust

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2004

Item 1.  Reports to Stockholders



                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

SEMIANNUAL REPORT SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
                         OPTIMUM FIXED INCOME FUND
                         OPTIMUM INTERNATIONAL FUND
                         OPTIMUM LARGE CAP GROWTH FUND
                         OPTIMUM LARGE CAP VALUE FUND
                         OPTIMUM SMALL CAP GROWTH FUND
                         OPTIMUM SMALL CAP VALUE FUND

[LOGO] POWERED BY RESEARCH.(SM)

TABLE
   OF CONTENTS

--------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                        1
--------------------------------------------------------------------
SECTOR ALLOCATION                                                  5
--------------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statements of Net Assets                                        9

   Statements of Assets and Liabilities                           36

   Statements of Operations                                       37

   Statements of Changes in Net Assets                            39

   Financial Highlights                                           42

   Notes to Financial Statements                                  48
--------------------------------------------------------------------


    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

DISCLOSURE                    For the Period April 1, 2004 to September 30, 2004
   OF FUND EXPENSES

As a shareholder of a fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The following Examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES
The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


OPTIMUM FIXED INCOME FUND(1)
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                            Beginning   Ending     Annualized   Expenses
                                                             Account    Account      Expense   Paid During
                                                              Value      Value        Ratio      Period
                                                             4/1/04     9/30/04                 4/1/04 to
                                                                                                 9/30/04
----------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,011.40       1.22%      $6.13
Class B                                                     1,000.00    1,007.80       1.87%       9.39
Class C                                                     1,000.00    1,007.80       1.87%       9.39
Institutional Class                                         1,000.00    1,013.20       0.87%       4.38
----------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,018.90       1.22%      $6.16
Class B                                                     1,000.00    1,015.65       1.87%       9.42
Class C                                                     1,000.00    1,015.65       1.87%       9.42
Institutional Class                                         1,000.00    1,020.65       0.87%       4.39
----------------------------------------------------------------------------------------------------------

(1) Effective August 1, 2004, the Fund's manager decreased contractual expense waivers in effect for the Fund, causing the expenses paid by the Fund to increase. Had the new expenses been in effect during the period, the Fund's expense analysis would be as follows:

OPTIMUM FIXED INCOME FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                            Beginning    Ending     Annualized   Expenses
                                                             Account    Account       Expense   Paid During
                                                             Value       Value         Ratio      Period
                                                             4/1/04     9/30/04                  4/1/04 to
                                                                                                  9/30/04
----------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,011.24       1.25%       $6.29
Class B                                                     1,000.00    1,007.65       1.90%        9.54
Class C                                                     1,000.00    1,007.65       1.90%        9.54
Institutional Class                                         1,000.00    1,013.05       0.90%        4.53
----------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,018.75       1.25%       $6.33
Class B                                                     1,000.00    1,015.50       1.90%        9.62
Class C                                                     1,000.00    1,015.50       1.90%        9.62
Institutional Class                                         1,000.00    1,020.50       0.90%        4.56
----------------------------------------------------------------------------------------------------------

OPTIMUM INTERNATIONAL FUND(1)
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                           Beginning     Ending     Annualized   Expenses
                                                            Account      Account      Expense   Paid During
                                                             Value        Value        Ratio      Period
                                                            4/1/04       9/30/04                4/1/04 to
                                                                                                 9/30/04
----------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00     $991.30       1.95%     $ 9.71
Class B                                                     1,000.00      988.40       2.60%      12.92
Class C                                                     1,000.00      988.40       2.60%      12.92
Institutional Class                                         1,000.00      993.10       1.60%       7.97
----------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,015.25       1.95%     $ 9.87
Class B                                                     1,000.00    1,012.00       2.60%      13.16
Class C                                                     1,000.00    1,012.00       2.60%      13.16
Institutional Class                                         1,000.00    1,017.00       1.60%       8.10
----------------------------------------------------------------------------------------------------------

(1) Effective August 1, 2004, the Fund's manager decreased contractual expense waivers in effect for the Fund, causing the expenses paid by the Fund to increase. Had the new expenses been in effect during the period, the Fund's expense analysis would be as follows:


OPTIMUM INTERNATIONAL FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                           Beginning     Ending     Annualized   Expenses
                                                            Account      Account      Expense  Paid During
                                                             Value        Value        Ratio     Period
                                                            4/1/04       9/30/04                4/1/04 to
                                                                                                 9/30/04
----------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00     $991.00       2.01%     $10.01
Class B                                                     1,000.00      988.10       2.66%      13.22
Class C                                                     1,000.00      988.10       2.66%      13.22
Institutional Class                                         1,000.00      992.80       1.66%       8.27
----------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,014.95       2.01%     $10.18
Class B                                                     1,000.00    1,011.70       2.66%      13.47
Class C                                                     1,000.00    1,011.70       2.66%      13.47
Institutional Class                                         1,000.00    1,016.70       1.66%       8.40
----------------------------------------------------------------------------------------------------------

OPTIMUM LARGE CAP GROWTH FUND(2)
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                           Beginning     Ending     Annualized   Expenses
                                                            Account      Account      Expense  Paid During
                                                             Value        Value        Ratio      Period
                                                            4/1/04       9/30/04                4/1/04 to
                                                                                                 9/30/04
----------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00     $990.60       1.64%      $ 8.16
Class B                                                     1,000.00      987.40       2.29%       11.38
Class C                                                     1,000.00      987.40       2.29%       11.38
Institutional Class                                         1,000.00      992.70       1.29%        6.43
----------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,016.80       1.64%      $ 8.27
Class B                                                     1,000.00    1,013.55       2.29%       11.57
Class C                                                     1,000.00    1,013.55       2.29%       11.53
Institutional Class                                         1,000.00    1,018.55       1.29%        6.51
----------------------------------------------------------------------------------------------------------

(2) Effective August 1, 2004, the Fund's manager decreased contractual expense waivers in effect for the Fund, causing the expenses paid by the Fund to increase. Had the new expenses been in effect during the period, the Fund's expense analysis would be as follows:


OPTIMUM LARGE CAP GROWTH FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                           Beginning     Ending     Annualized   Expenses
                                                            Account      Account      Expense  Paid During
                                                             Value        Value        Ratio      Period
                                                            4/1/04       9/30/04                4/1/04 to
                                                                                                 9/30/04
----------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00     $990.35       1.69%       $8.41
Class B                                                     1,000.00      987.15       2.34%       11.63
Class C                                                     1,000.00      987.15       2.34%       11.63
Institutional Class                                         1,000.00      992.45       1.34%        6.68
----------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,016.55       1.69%       $8.56
Class B                                                     1,000.00    1,013.30       2.34%       11.85
Class C                                                     1,000.00    1,013.30       2.34%       11.85
Institutional Class                                         1,000.00    1,018.30       1.34%        6.78
----------------------------------------------------------------------------------------------------------

OPTIMUM LARGE CAP VALUE FUND(1)
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                           Beginning     Ending     Annualized   Expenses
                                                            Account      Account      Expense  Paid During
                                                             Value        Value        Ratio      Period
                                                            4/1/04       9/30/04                4/1/04 to
                                                                                                 9/30/04
----------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,019.30       1.52%      $ 7.67
Class B                                                     1,000.00    1,016.30       2.17%       10.94
Class C                                                     1,000.00    1,015.30       2.17%       10.93
Institutional Class                                         1,000.00    1,021.20       1.17%        5.91
----------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,017.34       1.52%      $ 7.67
Class B                                                     1,000.00    1,014.15       2.17%       10.93
Class C                                                     1,000.00    1,014.15       2.17%       10.93
Institutional Class                                         1,000.00    1,019.15       1.17%        5.91
----------------------------------------------------------------------------------------------------------'

(1) Effective August 1, 2004, the Fund's manager decreased contractual expense waivers in effect for the Fund, causing the expenses paid by the Fund to increase. Had the new expenses been in effect during the period, the Fund's expense analysis would be as follows:


OPTIMUM LARGE CAP VALUE FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                           Beginning     Ending     Annualized   Expenses
                                                            Account      Account      Expense   Paid During
                                                             Value        Value        Ratio      Period
                                                            4/1/04       9/30/04                4/1/04 to
                                                                                                 9/30/04
----------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,019.15       1.55%      $ 7.82
Class B                                                     1,000.00    1,016.15       2.20%       11.09
Class C                                                     1,000.00    1,015.15       2.20%       11.08
Institutional Class                                         1,000.00    1,021.05       1.20%        6.06
----------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,017.25       1.55%      $ 7.85
Class B                                                     1,000.00    1,014.00       2.20%       11.14
Class C                                                     1,000.00    1,014.00       2.20%       11.14
Institutional Class                                         1,000.00    1,019.00       1.20%        6.08
----------------------------------------------------------------------------------------------------------

OPTIMUM SMALL CAP GROWTH FUND(2)
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                           Beginning     Ending     Annualized   Expenses
                                                            Account      Account      Expense   Paid During
                                                             Value        Value        Ratio      Period
                                                            4/1/04       9/30/04                4/1/04 to
                                                                                                 9/30/04
----------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00     $948.70       1.81%      $ 8.82
Class B                                                     1,000.00      945.00       2.46%       11.96
Class C                                                     1,000.00      945.00       2.46%       11.96
Institutional Class                                         1,000.00      950.50       1.46%        7.12
----------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,015.45       1.81%      $ 9.12
Class B                                                     1,000.00    1,012.70       2.46%       12.38
Class C                                                     1,000.00    1,012.70       2.46%       12.38
Institutional Class                                         1,000.00    1,017.70       1.46%        7.36
----------------------------------------------------------------------------------------------------------

(2) Effective August 1, 2004, the Fund's manager increased contractual expense waivers in effect for the Fund, causing the expenses paid by the Fund to decrease. Had the new expenses been in effect during the period, the Fund's expense analysis would be as follows:


OPTIMUM SMALL CAP GROWTH FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                           Beginning     Ending     Annualized   Expenses
                                                            Account      Account      Expense   Paid During
                                                             Value        Value        Ratio      Period
                                                            4/1/04       9/30/04                4/1/04 to
                                                                                                 9/30/04
----------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00     $948.02       1.95%      $ 9.50
Class B                                                     1,000.00      944.32       2.60%       12.64
Class C                                                     1,000.00      944.32       2.60%       12.64
Institutional Class                                         1,000.00      949.82       1.60%        7.80
----------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,015.25       1.95%      $ 9.87
Class B                                                     1,000.00    1,012.00       2.60%       13.16
Class C                                                     1,000.00    1,012.00       2.60%       13.16
Institutional Class                                         1,000.00    1,017.00       1.60%        8.10
----------------------------------------------------------------------------------------------------------

OPTIMUM SMALL CAP VALUE FUND(1)
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                           Beginning     Ending     Annualized   Expenses
                                                            Account      Account      Expense   Paid During
                                                             Value        Value        Ratio      Period
                                                            4/1/04       9/30/04                4/1/04 to
                                                                                                  9/30/04
----------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,033.10       1.70%      $ 8.64
Class B                                                     1,000.00    1,029.60       2.35%       11.92
Class C                                                     1,000.00    1,029.60       2.35%       11.92
Institutional Class                                         1,000.00    1,034.00       1.35%        6.86
----------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,016.50       1.70%      $ 8.57
Class B                                                     1,000.00    1,013.25       2.35%       11.83
Class C                                                     1,000.00    1,013.25       2.35%       11.83
Institutional Class                                         1,000.00    1,018.25       1.35%        6.81
----------------------------------------------------------------------------------------------------------

(1) Effective August 1, 2004, the Fund's manager decreased contractual expense waivers in effect for the Fund, causing the expenses paid by the Fund to increase. Had the new expenses been in effect during the period, the Fund's expense analysis would be as follows:

OPTIMUM SMALL CAP VALUE FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                          Beginning      Ending     Annualized   Expenses
                                                           Account       Account      Expense   Paid During
                                                            Value         Value        Ratio      Period
                                                           4/1/04        9/30/04                4/1/04 to
                                                                                                 9/30/04
----------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,032.79       1.76%      $ 8.95
Class B                                                     1,000.00    1,029.29       2.41%       12.23
Class C                                                     1,000.00    1,029.29       2.41%       12.23
Institutional Class                                         1,000.00    1,033.69       1.41%        7.17
----------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,016.20       1.76%      $ 8.91
Class B                                                     1,000.00    1,012.95       2.41%       12.20
Class C                                                     1,000.00    1,012.95       2.41%       12.20
Institutional Class                                         1,000.00    1,017.95       1.41%        7.14
----------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION                                       As of September 30, 2004
  OPTIMUM FIXED INCOME FUND


The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following charts list each Fund's categories of portfolio holdings as a percent of total net assets, and is provided in compliance with such requirement.

                                                                 PERCENTAGE
SECTOR                                                         OF NET ASSETS
--------------------------------------------------------------------------------
AGENCY ASSET-BACKED SECURITIES                                      0.68%
--------------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                         12.74%
--------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                                  12.61%
--------------------------------------------------------------------------------
AGENCY OBLIGATIONS                                                  2.45%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES                                             6.74%
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS                                 5.18%
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                               3.30%
--------------------------------------------------------------------------------
CORPORATE BONDS                                                    23.88%
--------------------------------------------------------------------------------
Aerospace & Defense                                                 0.28%
Automobiles & Automotive Parts                                      1.95%
Banking & Finance                                                   3.46%
Building & Materials                                                0.11%
Business Services                                                   0.10%
Cable, Media & Publishing                                           2.72%
Chemicals                                                           0.76%
Consumer Products                                                   0.06%
Consumer Services                                                   0.03%
Energy                                                              2.01%
Environmental Services                                              0.22%
Farming & Agricultural                                              0.14%
Food, Beverage & Tobacco                                            0.91%
Healthcare & Pharmaceuticals                                        1.28%
Industrial Machinery                                                0.04%
Insurance                                                           0.63%
Leisure, Lodging & Entertainment                                    1.11%
Metals & Mining                                                     0.01%
Packaging & Containers                                              0.44%
Paper & Forest Products                                             0.48%
REITs                                                               0.26%
Retail                                                              0.66%
Technology                                                          0.15%
Telecommunications                                                  2.65%
Textiles, Apparel & Furniture                                       0.11%
Transportation & Shipping                                           0.30%
Utilities                                                           3.01%
--------------------------------------------------------------------------------
FOREIGN BONDS                                                      14.90%
--------------------------------------------------------------------------------
Argentina                                                           0.06%
Australia                                                           0.80%
Austria                                                             0.75%
Belgium                                                             0.29%

                                                                 PERCENTAGE
SECTOR                                                         OF NET ASSETS
--------------------------------------------------------------------------------
FOREIGN BONDS (CONTINUED)
--------------------------------------------------------------------------------
Bermuda                                                             0.29%
Brazil                                                              0.47%
British Virgin Islands                                              0.08%
Canada                                                              1.53%
Cayman Islands                                                      1.35%
Chile                                                               0.22%
Colombia                                                            0.18%
Dominican Republic                                                  0.00%
Ecuador                                                             0.28%
El Salvador                                                         0.07%
Finland                                                             0.23%
France                                                              1.11%
Germany                                                             1.31%
Guatemala                                                           0.04%
Ireland                                                             0.11%
Italy                                                               0.52%
Kazakhstan                                                          0.05%
Liberia                                                             0.03%
Luxembourg                                                          0.59%
Marshall Island                                                     0.08%
Mexico                                                              0.34%
Netherlands                                                         0.44%
Norway                                                              0.18%
Poland                                                              0.77%
Puerto Rico                                                         0.06%
Russia                                                              0.15%
Spain                                                               0.32%
Supranational                                                       0.49%
Sweden                                                              0.50%
United Kingdom                                                      0.94%
Venezuela                                                           0.27%
--------------------------------------------------------------------------------
MUNICIPAL BONDS                                                     2.84%
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                          11.58%
--------------------------------------------------------------------------------
COMMON STOCK                                                        0.00%
--------------------------------------------------------------------------------
PREFERRED STOCK                                                     0.12%
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                              11.07%
--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                                  108.09%
--------------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                    (8.09%)
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                  100.00%
--------------------------------------------------------------------------------

SECTOR ALLOCATION                                       As of September 30, 2004
  OPTIMUM INTERNATIONAL FUND                   OPTIMUM LARGE CAP GROWTH FUND


The following charts list each Fund's categories of portfolio holdings as a percent of total net assets.

                                                                 PERCENTAGE
SECTOR                                                         OF NET ASSETS
--------------------------------------------------------------------------------
COMMON STOCK                                                       95.02%
--------------------------------------------------------------------------------
Australia                                                           7.09%
Austria                                                             0.51%
Belgium                                                             1.67%
Bermuda                                                             1.49%
Brazil                                                              0.81%
Canada                                                              1.39%
China                                                               0.49%
Finland                                                             0.73%
France                                                              7.21%
Germany                                                             5.21%
Hong Kong                                                           3.47%
Hungary                                                             0.51%
India                                                               0.63%
Italy                                                               1.56%
Japan                                                              14.87%
Mexico                                                              1.06%
Netherlands                                                         3.60%
New Zealand                                                         1.38%
Norway                                                              0.51%
Republic of Korea                                                   2.20%
Russia                                                              0.57%
Singapore                                                           1.59%
South Africa                                                        0.88%
Spain                                                               4.51%
Switzerland                                                         6.69%
Taiwan                                                              0.45%
United Kingdom                                                     22.07%
United States                                                       1.87%
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                               6.47%
--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                                  101.49%
--------------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                    (1.49%)
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                  100.00%
--------------------------------------------------------------------------------

                                                                 PERCENTAGE
SECTOR                                                         OF NET ASSETS
--------------------------------------------------------------------------------
COMMON STOCK                                                       96.59%
--------------------------------------------------------------------------------
Aerospace & Defense                                                 1.02%
Automobiles & Automotive Parts                                      0.77%
Banking & Finance                                                  15.19%
Business Services                                                   1.52%
Cable, Media & Publishing                                           4.18%
Computers & Technology                                              8.66%
Consumer Products                                                   3.12%
Electronics & Electrical Equipment                                  4.24%
Energy                                                              2.36%
Food, Beverage & Tobacco                                            2.48%
Healthcare & Pharmaceuticals                                       17.92%
Home Builders                                                       0.88%
Industrial Machinery                                                1.76%
Insurance                                                           1.98%
Internet Services                                                   3.06%
Leisure, Lodging & Entertainment                                    4.53%
Metals & Mining                                                     0.96%
Retail                                                              9.61%
Software & Services                                                 0.39%
Technology/Semiconductors                                           1.82%
Telecommunications                                                  5.86%
Textiles, Apparel & Furniture                                       1.57%
Transportation & Shipping                                           2.71%
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                               3.37%
--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                                   99.96%
--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                     0.04%
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                  100.00%
--------------------------------------------------------------------------------

SECTOR ALLOCATION                                       As of September 30, 2004
  OPTIMUM LARGE CAP VALUE FUND                 OPTIMUM SMALL CAP GROWTH FUND


The following charts list each Fund's categories of portfolio holdings as a percent of total net assets.

                                                                 PERCENTAGE
SECTOR                                                         OF NET ASSETS
--------------------------------------------------------------------------------
COMMON STOCK                                                       95.32%
--------------------------------------------------------------------------------
Aerospace & Defense                                                 2.66%
Automobiles & Automotive Parts                                      1.65%
Banking & Finance                                                  17.33%
Basic Industry/Capital Goods                                        2.07%
Buildings & Materials                                               0.41%
Business Services                                                   1.50%
Cable, Media & Publishing                                           5.79%
Chemicals                                                           5.04%
Computers & Technology                                              3.60%
Consumer Non-Durables                                               0.13%
Consumer Products                                                   2.76%
Electronics & Electrical Equipment                                  0.61%
Energy                                                             12.55%
Food, Beverage & Tobacco                                            5.29%
Healthcare & Pharmaceuticals                                        8.51%
Industrial                                                          0.70%
Insurance                                                           7.21%
Leisure, Lodging & Entertainment                                    0.94%
Metals & Mining                                                     0.63%
Packaging & Containers                                              0.23%
Paper & Forest Products                                             1.28%
Retail                                                              2.51%
Semiconductors                                                      0.14%
Telecommunications                                                  5.05%
Transportation & Shipping                                           1.95%
Utilities                                                           4.78%
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                               4.18%
--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                                   99.50%
--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                     0.50%
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                  100.00%
--------------------------------------------------------------------------------

                                                                 PERCENTAGE
SECTOR                                                         OF NET ASSETS
--------------------------------------------------------------------------------
COMMON STOCK                                                       96.08%
--------------------------------------------------------------------------------
Aerospace & Defense                                                 1.04%
Automobiles & Automotive Parts                                      0.76%
Banking & Finance                                                   3.49%
Basic Industry/Capital Goods                                        4.35%
Buildings & Materials                                               1.81%
Cable, Media & Publishing                                           2.72%
Chemicals                                                           0.47%
Commercial Services & Supplies                                      4.96%
Consumer Durable/Cyclical                                           2.32%
Electronics & Electrical Equipment                                  1.83%
Energy                                                              7.19%
Environmental Services                                              0.59%
Food, Beverage & Tobacco                                            0.78%
Healthcare & Pharmaceuticals                                       16.77%
Industrial Machinery                                                1.97%
Insurance                                                           2.48%
Internet Services                                                   7.89%
Leisure, Lodging & Entertainment                                    1.69%
Real Estate                                                         0.42%
Retail                                                              3.79%
Technology/Hardware                                                 0.58%
Technology/Semiconductors                                           9.16%
Technology/Software                                                 5.99%
Telecommunications                                                  9.10%
Textiles, Apparel & Furniture                                       0.69%
Utilities                                                           3.24%
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                               3.79%
--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                                   99.87%
--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                     0.13%
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                  100.00%
--------------------------------------------------------------------------------

SECTOR ALLOCATION                                       As of September 30, 2004
  OPTIMUM SMALL CAP VALUE FUND


The following chart lists the Fund's categories of portfolio holdings as a percent of total net assets.

                                                                 PERCENTAGE
SECTOR                                                         OF NET ASSETS
--------------------------------------------------------------------------------
COMMON STOCK                                                       88.01%
--------------------------------------------------------------------------------
Aerospace & Defense                                                 0.93%
Airlines                                                            0.91%
Automobiles & Automotive Parts                                      1.87%
Banking & Finance                                                   0.31%
Basic Industry/Capital Goods                                        3.15%
Buildings & Materials                                               0.73%
Business Services                                                   0.77%
Chemicals                                                           9.31%
Commercial Services & Supplies                                      4.50%
Consumer Durables                                                   7.25%
Consumer Products                                                   2.55%
Electronics & Electrical Equipment                                  1.62%
Energy                                                              1.35%
Environmental Services                                              0.49%
Healthcare & Pharmaceuticals                                        1.41%
Hotels, Restaurants & Leisure                                       1.82%
Industrial Machinery                                                5.99%
Insurance                                                           2.12%
Media                                                               2.41%
Metals & Mining                                                     1.84%
Packaging & Containers                                              1.21%
Paper & Forest Products                                             0.99%
Real Estate                                                         4.31%
REITs                                                               2.65%
Retail                                                              2.88%
Technology/Hardware                                                 0.93%
Technology/Semiconductors                                           0.68%
Technology/Services                                                 3.81%
Technology/Software                                                 1.71%
Telecommunications                                                  0.85%
Textiles, Apparel & Furniture                                       5.57%
Transportation & Shipping                                           7.96%
Utilities                                                           3.13%
--------------------------------------------------------------------------------
CORPORATE BOND                                                      0.07%
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                              11.17%
--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                                   99.85%
--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                     0.15%
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                  100.00%
--------------------------------------------------------------------------------

STATEMENTS                                        OPTIMUM FIXED INCOME FUND
  OF NET ASSETS                                   September 30, 2004 (Unaudited)




                                                        Principal     Market
                                                         Amount*       Value

AGENCY ASSET-BACKED SECURITIES - 0.68%
  SLMA Student Loan Trust
    Series 04-1 A1 1.70% 1/26/15                  USD  $  228,977  $  229,070
    Series 04-6 A2 1.61% 1/25/13                          900,000     901,883
    Series 96-2 A2 2.45% 7/27/09                          117,115     117,614
                                                                   ----------
TOTAL AGENCY ASSET-BACKED SECURITIES
  (cost $1,271,192)                                                 1,248,567
                                                                   ----------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 12.74%
  Fannie Mae Grantor Trust
    Series 01-T7 A1 7.50% 2/25/41                         442,931     478,521
    Series 01-T8 A2 9.50% 7/25/41                          51,042      57,677
    Series 02-T16 A2 7.00% 7/25/42                         45,496      48,738
    Series 02-T19 A2 7.00% 7/25/42                        607,724     651,024
    Series 02-T4 A3 7.50% 12/25/41                        351,842     381,306
    Series 04-T1 1A2 6.50% 1/25/44                        126,379     132,732
    Series 04-T2 1A3 7.00% 11/25/43                       117,676     126,061
    Series 04-T3 1A3 7.00% 2/25/44                         56,007      59,997
    Series 99-T2  A1 7.50% 1/19/39                         85,845      92,860
  Fannie Mae
    Series 01-14 Z 6.00% 5/25/31                          122,690     127,429
    Series 02-55 KY 4.75% 4/25/28                          42,085      42,092
    Series 02-56 MC 5.50% 9/25/17                          91,718      94,077
    Series 02-93 A1 6.50% 3/25/32                         102,355     105,322
    Series 02-W1 2A 7.50% 2/25/42                         336,167     362,913
    Series 03-106 WB 4.50% 10/25/15                       405,000     413,785
    Series 03-122 TU 4.00% 5/25/16                         90,000      90,861
    Series 03-34 DV 4.00% 2/25/22                         690,000     690,750
    Series 03-87 TD 3.50% 4/25/11                          30,000      29,977
    Series 03-92 KH 5.00% 3/25/32                          70,000      69,559
    Series 03-W3 1A2 7.00% 8/25/42                        191,432     205,071
    Series 04-29 QG 4.50% 12/25/32                        335,000     320,074
    Series 04-52 NE 4.50% 7/25/33                         272,000     259,425
    Series 04-8 GD 4.50% 10/25/32                         665,000     635,655
    Series 96-46 ZA 7.50% 11/25/26                         90,523      97,423
  Fannie Mae Whole Loan
    Series 03-W15 2A3 4.71% 8/25/43                        25,000      25,226
    Series 03-W18 1A3 4.732% 8/25/33                       70,000      70,844
    Series 03-W19 1A3 4.783% 11/25/33                      85,000      86,255
    Series 03-W8 2A 7.00% 10/25/42                         50,170      53,253
    Series 04-W1 1A3 4.49% 11/25/43                       130,000     131,866
    Series 04-W2 2A2 7.00% 2/25/44                        292,402     312,649
    Series 04-W2 5A 7.50% 3/25/44                         465,706     506,018
    Series 04-W9 2A1 6.50% 2/25/44                        162,466     171,706
  Freddie Mac
    Series 2113 QE 6.00% 11/15/27                          70,053      71,116
    Series 2141 N 5.55% 11/15/27                          735,160     745,631
    Series 2480 EH 6.00% 11/15/31                           2,405       2,444
    Series 2497 BM 5.00% 2/15/22                           12,355      12,529
    Series 2526 CA 5.00% 6/15/16                          103,396     105,640
    Series 2612 LJ 4.00% 7/15/22                          380,130     383,351
    Series 2633 PB 4.00% 3/15/12                          385,000     387,065
    Series 2658 PA 3.75% 11/15/07                          23,636      23,794
    Series 2662 DG 5.00% 10/15/22                          25,000      25,007
    Series 2663 MA 3.50% 1/15/10                           24,074      24,213
    Series 2672 TN 4.00% 3/15/23                          190,000     192,855
    Series 2682 LC 4.50% 7/15/32                          110,000     105,789
    Series 2691 MB 4.00% 4/15/22                          531,000     535,519
    Series 2691 ME 4.50% 4/15/32                          274,000     262,945
    Series 2694 QH 4.50% 3/15/32                           76,000      72,874

                                                        Principal     Market
                                                         Amount*       Value

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
  Freddie Mac (continued)
    Series 2707 OK 3.50% 5/15/10                  USD  $  225,000  $  226,456
    Series 2721 PTE 5.00% 1/15/23                         100,000     100,135
    Series 2726 PY 3.50% 4/15/26                          640,000     643,204
    Series 2727 PB 4.25% 4/15/23                          215,000     217,973
    Series 2727 PE 4.50% 7/15/32                          185,000     177,257
    Series 2727 PM 4.50% 1/15/34                           90,000      81,632
    Series 2728 TC 4.00% 2/15/23                          235,000     236,139
    Series 2737 XG 4.00% 11/15/22                         120,000     120,582
    Series 2737 YD 5.00% 8/15/32                          140,000     137,986
    Series 2750 NB 4.00% 12/15/22                         388,000     389,886
    Series 2755 LB 4.00% 9/15/23                          520,000     525,037
    Series 2755 LE 4.00% 9/15/30                          395,000     369,243
    Series 2759 AU 3.50% 5/15/19                          226,000     227,143
    Series 2764 TE 5.00% 10/15/32                          35,000      34,842
    Series 2773 EK 3.50% 5/15/10                          599,000     601,866
    Series 2776 ON 4.50% 11/15/32                         305,000     291,314
    Series 2777 PTE 5.00% 4/15/33                         585,000     571,198
    Series 2783 PD 5.00% 1/15/33                          276,000     270,406
    Series 2786 PA 3.50% 10/15/10                         214,000     215,247
    Series 2802 NE 5.00% 2/15/33                          600,000     591,691
    Series 2836 EG 5.00% 12/15/32                         755,000     743,769
    Series 2836 QC 5.00% 9/15/22                          700,000     721,529
    Series 2840 OE 5.00% 2/15/33                          825,000     816,319
    Series 2840 OL 5.00% 11/15/22                         630,000     649,059
    Series 2844 PD 5.00% 12/15/32                         745,000     732,527
    Series 2844 PQ 5.00% 5/15/23                          700,000     721,518
    Series 2849 AJ 5.00% 5/15/18                          380,000     391,952
  Freddie Mac Structure Pass
    Through Securities
    Series T-41 3A 7.50% 7/25/32                          563,657     612,448
    Series T-56 A2A 2.842% 7/25/36                        310,000     307,240
    Series T-58 1A2 3.108% 5/25/35                        165,000     164,541
    Series T-58 2A 6.50% 9/25/43                           56,465      59,676
    Series T-58 3A 7.00% 9/25/43                           14,433      15,461
    Series T-59 1A2 7.00% 10/25/43                        122,276     130,988
  GNMA
    Series 03-116 ND 3.75% 6/20/26                        235,000     236,388
    Series 03-89 PA 5.50% 12/20/23                        433,797     443,183
    Series 04-11 QE 5.00% 12/16/32                        405,000     398,696
    Series 04-30 PD 5.00% 2/20/33                         276,000     271,796
                                                                   ----------
TOTAL AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS (cost $23,270,960)                                   23,328,245
                                                                   ----------
AGENCY MORTGAGE-BACKED SECURITIES - 12.61%
  Fannie Mae
    4.50% 2/1/19                                          103,531     103,337
    4.50% 7/1/19                                          238,793     238,345
    4.50% 10/1/19 TBA                                   1,600,000   1,594,499
    4.92% 5/1/13                                           25,000      25,977
    5.00% 8/1/18                                           27,334      27,838
    5.00% 10/1/19 TBA                                   1,435,000   1,457,869
    5.00% 11/1/33                                          75,311      75,476
    5.00% 1/1/34                                          149,516     149,843
    5.00% 1/1/34                                           57,726      57,780
    5.00% 2/1/34                                           74,746      74,909
    5.00% 3/1/34                                          319,764     317,366
    5.00% 3/1/34                                          831,811     825,572
    5.00% 8/1/34                                          154,778     154,923

STATEMENTS                                             OPTIMUM FIXED INCOME FUND
  OF NET ASSETS (CONTINUED)


                                                        Principal     Market
                                                         Amount*       Value

AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
  Fannie Mae
    5.00% 10/1/34 TBA                             USD  $  760,000 $   752,163
    5.50% 3/1/29                                          312,453     318,116
    5.50% 4/1/29                                          152,613     155,380
    5.50% 11/1/33                                         138,700     140,867
    5.50% 12/1/33                                         358,638     364,242
    5.50% 12/1/33                                         159,464     161,956
    5.50% 5/1/34                                          250,277     253,953
    5.50% 10/25/34 TBA                                  3,435,000   3,481,157
    5.50% 10/25/34 TBA                                  2,015,000   2,082,376
    5.73% 12/1/08                                         101,680     108,226
    6.00% 10/1/34 TBA                                   1,605,000   1,660,171
    6.00% 11/1/34 TBA                                     795,000     819,347
    6.50% 4/1/32                                          250,751     263,289
    6.50% 10/1/32                                         222,204     233,315
    6.50% 11/1/33                                          99,124     104,080
    6.50% 11/1/33                                         100,764     105,802
    6.50% 11/1/33                                         138,229     145,141
    6.50% 1/1/34                                          230,772     242,311
    6.50% 1/1/34                                          138,947     145,895
    6.50% 3/1/34                                          131,609     138,189
    6.50% 11/15/34 TBA                                    775,000     811,086
    6.765% 1/1/07                                         131,916     139,295
    6.985% 12/1/06                                          4,512       4,801
    7.00% 10/1/28                                         200,362     213,135
    7.00% 8/1/31                                           18,913      20,078
    7.00% 10/15/34 TBA                                    148,000     156,926
    7.13% 1/1/12                                          297,342     317,320
    7.50% 3/1/32                                            8,366       8,962
    7.50% 4/1/32                                           36,240      38,822
    7.50% 6/1/32                                           56,629      60,664
    7.50% 10/1/34 TBA                                      85,000      91,003
  Freddie Mac
    3.718% 4/1/34                                         140,000     142,188
    4.00% 5/1/19                                          881,613     861,501
    5.00% 7/1/18                                           39,283      39,995
    5.00% 9/1/33                                            9,353       9,391
    5.00% 4/1/34                                            9,803       9,721
    5.00% 10/1/34                                         150,000     148,547
    6.00% 10/1/33                                          80,290      83,075
    6.50% 9/1/33                                           22,567      23,703
    6.50% 10/1/33                                          27,082      28,444
    6.50% 11/1/33                                         206,392     216,776
    7.00% 11/1/33                                          32,446      34,444
  GNMA
    5.00% 10/1/34 TBA                                     735,000     731,095
    5.50% 10/15/33                                        133,981     136,618
    6.00% 3/20/34                                         259,268     269,153
    6.00% 4/20/34                                         229,241     237,981
    6.00% 8/20/34                                         774,117     802,662
    6.50% 12/15/32                                         59,876      63,263
    6.50% 11/20/33                                        205,639     220,420
    7.00% 8/20/34                                         364,667     389,168
                                                                  -----------
TOTAL AGENCY MORTGAGE-BACKED
  SECURITIES (cost $23,020,216)                                    23,089,947
                                                                  -----------

                                                        Principal     Market
                                                         Amount*       Value

AGENCY OBLIGATIONS - 2.45%
  Fannie Mae
    1.75% 3/26/08                                 JPY  80,000,000 $   760,096
    2.375% 2/15/07                                USD  $  620,000     612,222
    3.00% 8/15/07                                         455,000     453,364
    3.25% 8/15/08                                         180,000     178,654
    3.375% 12/15/08                                        95,000      94,362
    4.625% 5/1/13                                         205,000     203,536
    5.125% 1/2/14                                         580,000     591,916
    5.25% 8/1/12                                          225,000     234,208
[Check Mark]6.06% 10/9/19                               1,000,000     434,981
    6.625% 11/15/30                                       315,000     368,421
  Freddie Mac
    2.875% 12/15/06                                       150,000     149,926
    3.75% 8/3/07                                           90,000      90,635
    4.875% 3/15/07                                        300,000     313,572
                                                                  -----------
TOTAL AGENCY OBLIGATIONS
  (cost $4,439,216)                                                 4,485,893
                                                                  -----------
ASSET-BACKED SECURITIES - 6.74%
 #ABSC NIM Trust Series 04-HE1 A 144A
    7.00% 1/17/34                                          34,289      34,310
  American Express Credit Account
    Master Trust Series 04-3 A
    4.35% 12/15/11                                        120,000     123,084
  AmeriCredit Automobile
    Receivables Trust
    Series 01-C A4 5.01% 7/14/08                           75,679      77,153
    Series 01-D A4 4.41% 11/12/08                         500,000     505,994
    Series 02-1 A3 4.23% 10/6/06                           70,134      70,445
    Series 02-A A4 4.61% 1/12/09                          600,000     610,441
  Ameriquest Mortgage Securities
    Series 03-5 A2 2.43% 7/25/33                           15,022      15,005
  Capital One Auto Finance Trust
    Series 03-A A4A 2.47% 1/15/10                          20,000      19,838
  Capital One Master Trust
    Series 02-4A A 4.90% 3/15/10                          145,000     151,374
  Capital One Multi-Asset Execution
    Trust
    Series 03-A6 A6 2.95% 8/17/09                          20,000      20,003
    Series 03-C4 C4 6.00% 8/15/13                         275,000     292,827
  Centex Home Equity Series 02-A AF6
    5.54% 1/25/32                                          65,000      67,141
  Chase Funding Mortgage Loan
    Series 04-1 2A2 1.845% 12/25/33                       525,000     525,000
 #Chase Funding Net Interest Margin
    Series 03-6A 144A 5.00% 12/27/33                       21,816      21,912
  Chase Manhattan Auto Owner Trust
    Series 02-B A3 3.58% 5/15/06                           84,374      84,549
    Series 04-C Note 1.82% 1/15/34                        576,337     575,896
  Citibank Credit Card Issuance Trust
    Series 02-A1 A1 4.95% 2/9/09                          305,000     317,988
    Series 03-A3 A3 3.10% 3/10/10                          60,000      59,341
    Series 03-A7 A7 4.15% 7/7/17                           65,000      62,108
    Series 04-A4 A4 3.20% 8/24/09                          75,000      74,850
    Series 99-2 A 5.875% 3/10/11                          300,000     326,256
  CNH Equipment Trust Series 01-B A4
    4.45% 4/16/07                                         357,328     359,267

STATEMENTS                                             OPTIMUM FIXED INCOME FUND
  OF NET ASSETS (CONTINUED)


                                                        Principal     Market
                                                         Amount*       Value

ASSET-BACKED SECURITIES (continued)
  Countrywide Asset-Backed Certificates
    Series 04-1 3A 1.895% 4/25/34                 USD  $  241,340  $  241,639
   #Series 04-1NIM Note 144A
      6.00% 5/25/34                                        33,266      33,349
   #Series 04-2N N1 NIM 144A
      5.00% 2/25/35                                       213,225     212,695
   oSeries 04-9 AF2 3.337% 1/25/35                        115,000     114,999
   #Series 04-BC1N Note 144A
      5.50% 4/25/35                                        35,847      35,735
  Countrywide Home Equity Loan Trust
    Asset-Backed Certificates
    Series 04-0 2A 2.12% 9/15/29                        1,345,000   1,343,950
 #Drive Auto Receivables Trust
    Series 04-1 A3 144A
    3.50% 8/15/08                                         325,000     327,049
 oFannie Mae Grantor Trust
    Series 04-T4 A3 4.42% 8/25/24                         215,000     217,890
 #First Franklin NIM Trust
    Series 04-FF6A Note 144A
    5.75% 7/25/34                                         333,684     334,101
  Green Tree Home Equity Loan
    Trust Series 98-C M1 6.80% 7/15/29                    194,678     195,596
    GSAMP Series 04-4N Note
    6.25% 11/25/33                                         55,057      54,988
  Honda Auto Receivables Owner Trust
    Series 04-2 A4 3.81% 10/15/09                          70,000      70,922
  Long Beach Mortgage Loan Trust
    Series 01-4 M3 4.365% 3/25/32                         155,000     143,237
!#Magnetite Asset Investor L.L.C.
    Series 03 C1 144A 8.786% 1/31/08                      250,000     256,350
  MBNA Credit Card Master Note Trust
    Series 03-A1 A1 3.30% 7/15/10                          60,000      59,815
    Series 03-A4 A4 1.82% 9/17/12                         520,000     522,469
    Series 03-B2 B2 1.99% 10/15/10                        390,000     392,054
    Series 04-A2 A2 1.75% 7/15/13                          45,000      44,998
    Series 04-A4 A4 2.70% 9/15/09                         270,000     267,205
  Mid-State Trust Series 04-1 A
    6.005% 8/15/39                                         73,183      75,097
  MMCA Automobile Trust
    Series 02-2 A4 4.30% 3/15/10                          285,000     287,199
    Series 02-2 B 4.67% 3/15/10                           252,765     249,179
  Navistar Financial Corporate Owner
    4.37% 11/17/08                                        331,839     334,272
  Park Place Securities NIM Trust
    Series 04-MCWN1 A 4.458% 8/25/34                      435,000     435,000
   #Series 04-WHQ1 B 3.483%
    144A 10/25/34                                         640,000     639,997
   #Series 04-WHQ1 D 7.384%
    144A 10/25/34                                         385,000     384,991
  PP&L Transition Bond Series 99-1 A5
    6.83% 3/25/07                                           2,819       2,861
 oResidential Asset Mortgage Products
    Series 04-RZ2 AI3 4.30% 1/25/31                       125,000     125,841
  Residential Asset Securities
    Series 00-KS5 AI6 7.175% 12/25/31                      82,890      85,915
!#RHYNO CBO Delaware Series 97-1 A2 144A
    6.33% 9/15/09                                         163,768     167,862
    Series 97-2 Certificates
    2.57% 10/25/13                                         25,000      25,125

                                                        Principal     Market
                                                         Amount*       Value

ASSET-BACKED SECURITIES (continued)
  Vanderbilt Mortgage Finance
    Series 01-A A4
    7.235% 6/7/28                                 USD  $  110,000 $   118,751
  Westo Financial Securities
    Financial Owner Trust
    Series 02-2 A4 4.50% 2/20/10                          115,000     117,098
  Whole Auto Loan Trust
    Series 03-1 B 2.24% 3/15/10                            39,062      38,916
                                                                  -----------
TOTAL ASSET-BACKED SECURITIES
  (cost $12,329,170)                                               12,351,927
                                                                  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.18%
  Banc of America Funding
    Corporation Series 04-3 2A2
    5.00% 10/1/34                                         165,000     165,924
  Bank of America Alternative
    Loan Trust
    Series 03-10 2A1 6.00% 12/25/33                        34,036      35,021
    Series 04-2 1A1 6.00% 3/25/34                         102,018     105,550
  Bank of America Mortgage Securities
    Series 03-I 2A4 3.828% 10/25/33                         5,000       4,984
    Series 04-3 1A2O 4.25% 4/25/34                        650,000     660,192
    Series 04-A 1A1 3.469% 2/25/34                         37,708      37,465
    Series 04-E 1A1 3.553% 6/25/34                         92,227      91,509
    Series 04-G 2A6 4.657% 8/25/34                        125,000     126,821
  Cendant Mortgage Series 03-1 A6
    5.50% 2/25/33                                         147,801     149,846
  Citigroup Mortgage Loan Trust
    Series 03-3 A4 5.50% 3/25/33                          400,000     411,124
    Series 04-NCM1 1A2
    6.50% 6/25/34                                         366,013     380,961
    Series 04-NCM2 1CB2
    6.75% 8/25/34                                         399,690     418,675
  Countrywide Alternative Loan Trust
    Series 04-J1 1A1 6.00% 2/25/34                         91,844      93,736
    Series 04-J2 7A1 6.00% 12/25/33                       131,103     134,277
  Countrywide Home Loan Mortgage
    Pass Through Trust
    Series 01-32 A10 6.50% 2/25/32                        328,416     327,769
    Series 01-HYB2 3A1 5.508% 9/19/31                      32,388      32,426
    Series 03-1 1A7 4.50% 3/25/33                           6,579       6,609
    Series 03-21 A1 4.16% 5/25/33                          38,510      38,454
   oSeries 03-56 3A7B 4.71% 12/25/33                      245,000     240,377
    Series 04-J6 3A1 5.00% 8/25/19                        219,245     220,139
  Credit Suisse First Boston
    Mortgage Securities
    Series 03-23 6A1 6.50% 9/25/33                          6,481       6,618
    Series 03-29 5A1 7.00% 12/25/33-00                     85,761      89,916
    Series 04-1 3A1 7.00% 2/25/34                          32,380      33,916
 oDeutsche Mortgage Securities Pass
    Through Trust Series 04-4 1A2
    4.01% 4/25/34                                          40,000      40,146
  First Horizon Asset Securities
    Series 04-6 2A1 5.00% 10/25/19                        130,000     131,219
  First Horizon Mortgage Asset
    Securities Pass Through Trust
    Series 02-7 1A2 5.00% 12/25/32                         30,088      30,099

STATEMENTS                                             OPTIMUM FIXED INCOME FUND
  OF NET ASSETS (CONTINUED)


                                                        Principal     Market
                                                         Amount*       Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
 #GSMPS Mortgage Loan Trust
    Series 98-3 A 144A
    7.75% 9/19/27                                 USD   $  59,957 $    65,399
    Series 99-3 A 144A
    8.00% 8/19/29                                         102,552     112,028
  Master Adjustable Rate
    Mortgages Trust
   oSeries 03-3 3A4 4.625% 9/25/33                         35,000      35,570
    Series 03-6 1A2 3.052% 12/25/33                        10,000       9,940
    Series 04-5 9A2 4.88% 6/25/32                         390,000     395,625
  Master Alternative Loans Trust
    Series 03-9 1A1 5.50% 12/25/18                         30,375      31,210
    Series 03-9 1A1 8.00% 9/25/33                          57,372      60,279
    Series 04-3 2A1 6.25% 4/25/34                         303,465     309,961
    Series 04-3 8A1 7.00% 4/25/34                         285,801     298,396
    Series 04-5 3A1 6.50% 6/25/34                          77,945      81,404
  Master Asset Securitization Trust
    Series 03-11 6A12 4.75% 12/25/33                      370,000     377,239
    Series 03-6 8A1 5.50% 7/25/33                         217,537     218,987
  Nomura Asset Acceptance
    Series 04-AP1 A2 3.238% 3/25/34                       110,000     109,762
   oSeries 04-AP2 A2 4.099% 7/25/34                        80,000      80,243
  Prime Mortgage Trust Series 04-CL1 1A1
    6.00% 2/25/34                                         120,498     123,157
  Residential Asset Mortgage Products
    Series 04-SL1 A3 7.00% 3/25/34                         62,099      64,521
  Residential Asset Securitization Trust
    Series 02-A13 A3 5.00% 12/25/17                       152,887     154,131
    Series 03-A11 A1 4.25% 11/25/33                       689,164     695,594
  Structured Asset Securities
   oSeries 02-22H 1A 7.00% 11/25/32                        42,853      44,444
    Series 04-12H 1A 6.00% 5/25/34                        330,892     341,203
o#Summit Mortgage Trust
    Series 02-1 B2 144A 6.276% 6/28/16                     14,979      15,054
  Vendee Mortgage Trust Series 97-3 2D
    7.50% 1/15/25                                           4,780       4,792
  Washington Mutual MSC Mortgage
    Pass-Through CTFS Series 01-MS15 SA1
    6.00% 1/25/17                                           7,466       7,567
  Washington Mutual
    Series 02-S7 4A1 4.50% 11/25/32                        45,323      45,479
    Series 02-S8 2A1 4.50% 1/25/18                        306,131     308,772
    Series 03-AR9 1A7 4.07% 9/25/33                       208,815     207,640
    Series 04-CB2 4A 6.50% 8/25/34                        256,208     269,404
    Series 04-CB3 1A 6.00% 10/25/34                       341,040     355,602
    Series 04-CB3 4A 6.00% 10/25/19                       182,585     192,000
  Wells Fargo Mortgage Backed
    Securities Trust
    Series 03-14 1A1 4.75% 12/25/18                        85,669      85,664
    Series 03-M A1 4.746% 12/25/33                         72,516      71,556
   oSeries 04-I 1A1 3.395% 7/25/34                         81,461      81,573
    Series 04-O A1 4.956% 8/25/34                         218,104     218,440
                                                                  -----------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (cost $9,477,154)                                     9,486,409
                                                                  -----------

                                                        Principal     Market
                                                         Amount*       Value

COMMERCIAL MORTGAGE-BACKED SECURITY - FIXED RATE - 3.30%
  Banc of America Commercial
    Mortgage Series 04-2 A2
    3.52% 5/10/09                                 USD  $  185,000 $   182,273
  Bank of America-First Union
    NB Commercial Mortgage
    Series 01-3 A1 4.89% 4/11/37                          291,315     300,066
  Credit Suisse First Boston Mortgage
    Securities Series 99-C1 A1
    6.91% 9/15/41                                         627,357     669,526
 #DLJ Mortgage Acceptance
    Series 97-CF2 A1B 144A
    6.82% 10/15/30                                        241,777     260,229
  First Union-Lehman Brothers-Bank of
    America Series 98-C2 A2
    6.56% 11/18/08                                        580,000     630,285
  GMAC Commercial Mortgage Securities
    Series 97-C1 A3 6.869% 7/15/29                        200,227     215,770
    Series 98-C1 A2 6.70% 5/15/30                         260,000     283,618
    Series 98-C2 A2 6.42% 5/15/35                         585,000     637,473
 oGreenwich Capital Commercial Funding
    Series 04-GG1 A7 5.317% 6/10/36                       440,000     458,557
  J.P. Morgan Chase Commercial
    Mortgage Securities
    Series 02-C1 A3 5.376% 7/12/12                         80,000      84,127
    Series 02-CIB4 A3 6.162% 5/12/34                      515,000     567,371
    Series 03-C1 A2 4.985% 1/12/37                         90,000      92,425
    Series 04-LN2 A2 5.115% 7/15/41                       325,000     332,894
  Nomura Asset Securities
    Series 98-D6 A1B 6.59% 3/15/30                        330,000     361,566
  NYC Morgage Loan Trust Series 96 A3
    6.75% 9/25/19                                         270,000     299,816
  Wachovia Bank Commercial Mortgage
    Trust Series 04-C11 A5
    5.215% 1/15/41                                        645,000     666,492
                                                                  -----------
TOTAL COMMERCIAL MORTGAGE-BACKED
  SECURITY - FIXED RATE (cost $5,994,632)                           6,042,488
                                                                  -----------
CORPORATE BONDS - 23.88%
Aerospace & Defense - 0.28%
  Armor Holdings 8.25% 8/15/13                            270,000     299,024
 #Bombardier Capital 144A
    4.031% 5/30/13                                        120,000     119,591
  Northrop Grumman 4.079% 11/16/06                        100,000     101,641
                                                                  -----------
                                                                      520,256
                                                                  -----------
Automobiles & Automotive Parts - 1.95%
++Advanced Accessory Holdings
    13.25% 12/15/11                                       125,000      50,625
  Advanced Accessory Systems
    10.75% 6/15/11                                         45,000      42,525
  Auburn Hills Trust 12.375% 5/1/20                       240,000     369,634
 #Collins & Aikman Products 144A
    12.875% 8/24/12                                       130,000     120,575
  Ford Motor 7.45% 7/16/31                                290,000     285,166

STATEMENTS                                             OPTIMUM FIXED INCOME FUND
  OF NET ASSETS (CONTINUED)


                                                        Principal     Market
                                                         Amount*       Value

CORPORATE BONDS (continued)
Automobiles & Automotive Parts (continued)
  Ford Motor Credit
    5.625% 10/1/08                                USD   $ 115,000 $   119,017
    5.80% 1/12/09                                         310,000     321,615
    6.875% 2/1/06                                         495,000     518,143
    7.00% 10/1/13                                         145,000     153,563
  General Motors
    7.125% 7/15/13                                         75,000      78,419
    8.375% 7/15/33                                        295,000     314,107
  GMAC
    5.625% 5/15/09                                        130,000     132,658
    6.75% 1/15/06                                         645,000     673,001
    6.875% 9/15/11                                         75,000      78,785
    6.875% 8/28/12                                        170,000     176,917
    7.25% 3/2/11                                          100,000     106,908
  Johnson Controls 5.00% 11/15/06                          25,000      26,008
                                                                  -----------
                                                                    3,567,666
                                                                  -----------
Banking & Finance - 3.46%
  American General Finance
    4.00% 3/15/11                                         380,000     371,846
  Bear Stearns 4.65% 7/2/18                               180,000     167,666
  Capital One Bank
    5.00% 6/15/09                                         125,000     129,584
    5.75% 9/15/10                                          50,000      53,370
  Citigroup 5.875% 2/22/33                                235,000     234,982
  Credit Suisse First Boston USA
    6.125% 11/15/11                                       140,000     152,749
  Downey Financial 6.50% 7/1/14                           290,000     304,246
 #E*Trade Financial 144A 8.00% 6/15/11                    160,000     167,200
 #Erac USA Finance 144A 7.35% 6/15/08                      75,000      83,998
  Franklin Resources 3.70% 4/15/08                         45,000      45,132
  General Electric Capital 5.45% 1/15/13                  235,000     249,384
  Goldman Sachs
    4.75% 7/15/13                                         295,000     289,948
    6.345% 2/15/34                                        355,000     357,304
  Household Finance 4.125% 12/15/08                       115,000     116,422
  HSBC Bank USA 3.875% 9/15/09                            795,000     792,766
  International Lease Finance
    5.875% 5/1/13                                          50,000      53,266
  J.P. Morgan Chase 5.125% 9/15/14                        775,000     780,660
  KFW International Finance
    1.75% 3/23/10                                 JPY  68,000,000     647,467
 #LaBranche & Company 144A
    11.00% 5/15/12                                USD      95,000      98,088
  Merrill Lynch 5.45% 7/15/14                             495,000     512,994
  Midland Funding II
    11.75% 7/23/05                                         17,208      18,307
  Morgan Stanley
    4.75% 4/1/14                                          220,000     213,378
    5.30% 3/1/13                                           25,000      25,667
  Popular North America
    4.25% 4/1/08                                          100,000     101,960
  Popular North America Capital Trust I
    6.564% 9/15/34                                        115,000     117,247
 #Premium Asset Trust 144A
    1.66% 2/6/06                                           40,000      40,024

                                                        Principal     Market
                                                         Amount*       Value

CORPORATE BONDS (continued)
Banking & Finance (continued)
o#Rabobank Capital Funding II 144A
    5.26% 12/29/49                                USD    $ 35,000 $    35,373
 oRBS Capital Trust I
    4.709% 12/29/49                                       120,000     116,272
  Regions Financial
    6.375% 5/15/12                                         60,000      66,586
                                                                  -----------
                                                                    6,343,886
                                                                  -----------
Building & Materials - 0.11%
  Interline Brands 11.50% 5/15/11                         120,000     133,800
 #Lone Star Industries 144A
    8.85% 6/15/05                                          60,000      61,759
                                                                  -----------
                                                                      195,559
                                                                  -----------
Business Services - 0.10%
  Adesa 7.625% 6/15/12                                    130,000     134,550
  Brickman Group 11.75% 12/15/09                           40,000      46,400
                                                                  -----------
                                                                      180,950
                                                                  -----------
Cable, Media & Publishing - 2.72%
  American Media Operation
    10.25% 5/1/09                                          60,000      63,450
 #Atlantic Broadband 144A 9.375% 1/15/14                  225,000     214,313
++Avalon Cable 11.875% 12/1/08                             94,532      99,494
  Charter Communications Holdings
  ++12.125% 1/15/12                                       500,000     282,500
    10.75% 10/1/09                                        185,000     152,625
  Comcast Cable Communications
    8.375% 3/15/13                                        146,000     177,083
    6.20% 11/15/08                                         70,000      75,712
  COX Communication 6.75% 3/15/11                         175,000     187,545
  CSC Holdings
    7.875% 12/15/07                                        80,000      85,300
    10.50% 5/15/16                                        280,000     319,200
  Dex Media West 9.875% 8/15/13                            80,000      94,400
 #Echostar DBS 144A 6.625% 10/1/14                        200,000     199,750
  IAC/InterActiveCorp 6.75% 11/15/05                       85,000      87,715
  Insight Midwest 10.50% 11/1/10                          310,000     341,000
  Liberty Media
    3.02% 9/17/06                                         413,000     417,525
    3.50% 9/25/06                                         105,000     104,625
    5.70% 5/15/13                                          75,000      74,272
  Lodgenet Entertainment
    9.50% 6/15/13                                         210,000     229,950
  Mediacom Broadband
    11.00% 7/15/13                                        195,000     208,650
  Mediacom Capital 8.50% 4/15/08                          120,000     123,300
  PEI Holdings 11.00% 3/15/10                             115,000     134,119
 #Sheridan Acquisition 144A
    10.25% 8/15/11                                        155,000     168,563
  Tele-Communications-TCI Group
    9.875% 6/15/22                                        290,000     395,567
  Time Warner
    7.57% 2/1/24                                          134,000     151,775
    8.18% 8/15/07                                         160,000     179,169
  Time Warner Entertainment
    8.375% 3/15/23                                         25,000      29,975
 #Warner Music Group 144A 7.375% 4/15/14                  185,000     192,400
  Xm Satellite Radio 12.00% 6/15/10                       162,000     190,350
                                                                  -----------
                                                                    4,980,327
                                                                  -----------
                                       13

STATEMENTS                                             OPTIMUM FIXED INCOME FUND
  OF NET ASSETS (CONTINUED)



                                                        Principal     Market
                                                         Amount*       Value

CORPORATE BONDS (continued)
Chemicals - 0.76%
 #Borden US Finance/Nova Scotia
    Finance 144A
    6.43% 7/15/10                                 USD  $  145,000 $   147,538
 #Huntsman 144A 11.50% 7/15/12                            265,000     293,819
  Huntsman International
    10.125% 7/1/09                                        350,000     369,250
  Lubrizol
    4.625% 10/1/09                                         70,000      70,090
    5.50% 10/1/14                                          65,000      64,678
    6.50% 10/1/34                                          75,000      73,401
  Lyondell Chemical 9.875% 5/1/07                         130,000     137,963
  Nalco 8.875% 11/15/13                                    90,000      97,200
 +Solutia 6.72% 10/15/37                                   60,000      39,900
  Witco
    6.875% 2/1/26                                          80,000      70,800
    7.75% 4/1/23                                           25,000      22,875
                                                                  -----------
                                                                    1,387,514
                                                                  -----------
Consumer Products - 0.06%
 #Ames True Temper 144A
    10.00% 7/15/12                                        100,000     102,625
                                                                  -----------
                                                                      102,625
                                                                  -----------
Consumer Services - 0.03%
  Corrections Corporation of America
    9.875% 5/1/09                                          30,000      33,638
 #Service Corporate International 144A
    7.00% 4/1/16                                           30,000      30,150
                                                                  -----------
                                                                       63,788
                                                                  -----------
Energy - 2.01%
  CenterPoint Energy Resources
    7.875% 4/1/13                                         160,000     188,904
  Duke Capital 5.668% 8/15/14                             495,000     505,820
 #Dynegy Holdings 144A
    10.125% 7/15/13                                       195,000     225,225
  El Paso Natural Gas 7.625% 8/1/10                        55,000      59,125
  El Paso Production Holding
    7.75% 6/1/13                                          120,000     120,900
  Enterprise Products Operating
    7.50% 2/1/11                                          179,000     204,066
  Enterprise Products Operating 144A
   #4.00% 10/15/07                                        125,000     125,779
   #4.625% 10/15/09                                       280,000     282,640
  Halliburton
    5.50% 10/15/10                                        200,000     208,821
    8.75% 2/15/21                                         260,000     330,184
 #Hilcorp Energy Finance 144A
    10.50% 9/1/10                                         105,000     116,813
  Hornbeck Offshore Services
    10.625% 8/1/08                                        130,000     143,975
  KCS Energy 7.125% 4/1/12                                 95,000      99,750
  Kinder Morgan Energy Partners
    7.75% 3/15/32                                         105,000     124,678
    8.00% 3/15/05                                         105,000     107,487
  Pemex Project Funding Master Trust
    8.50% 2/15/08                                         150,000     168,938
 #Pemex Project Funding Master
    Trust 144A 2.82% 6/15/10                              200,000     202,600
  Sunoco 4.875% 10/15/14                                  230,000     228,013

                                                        Principal     Market
                                                         Amount*       Value

CORPORATE BONDS (continued)
Energy (continued)
  Tennessee Gas Pipeline
    8.375% 6/15/32                                USD   $  55,000 $    59,125
  USX
    9.125% 1/15/13                                         15,000      19,321
    9.375% 2/15/12                                         30,000      38,820
  Valero Energy 6.125% 4/15/07                             40,000      42,552
  Valero Logistics Operations
    6.05% 3/15/13                                          70,000      74,292
                                                                  -----------
                                                                    3,677,828
                                                                  -----------
Environmental Services - 0.22%
 #Clean Harbors 144A 11.25% 7/15/12                        75,000      79,500
 #Geo Subordinate Corporate 144A
    11.00% 5/15/12                                        165,000     156,750
  IESI 10.25% 6/15/12                                     160,000     173,600
                                                                  -----------
                                                                      409,850
                                                                  -----------
Farming & Agricultural - 0.14%
  Archer-Daniels-Midland 8.125% 6/1/12                     55,000      68,005
 #Gold Kist 144A 10.25% 3/15/14                           170,000     189,550
                                                                  -----------
                                                                      257,555
                                                                  -----------
Food, Beverage & Tobacco - 0.91%
  B&G Foods 9.625% 8/1/07                                 260,000     266,760
 #Commonwealth Brands 144A
    10.625% 9/1/08                                        155,000     161,975
  Kraft Foods
    4.00% 10/1/08                                         200,000     201,430
    5.625% 11/1/11                                        135,000     142,802
 #Le-Natures 144A 10.00% 6/15/13                          195,000     208,650
 #Miller Brewing 144A 4.25% 8/15/08                       280,000     284,885
  Nabisco 6.85% 6/15/05                                   105,000     108,010
 #Standard Commercial 144A 8.00% 4/15/12                   50,000      51,500
  Universal 6.50% 2/15/06                                 100,000     104,586
  UST
    6.625% 7/15/12                                         90,000     101,175
    8.80% 3/15/05                                          35,000      36,024
                                                                  -----------
                                                                    1,667,797
                                                                  -----------
Healthcare & Pharmaceuticals - 1.28%
  Ameripath 10.50% 4/1/13                                 205,000     210,125
  Boston Scientific 5.45% 6/15/14                         105,000     110,193
  Caremark Rx 7.375% 10/1/06-00                            70,000      74,900
 #Highmark 144A 6.80% 8/15/13                             260,000     282,676
  Medco Health Solutions 7.25% 8/15/13                    290,000     323,791
  Province Healthcare 7.50% 6/1/13                        175,000     198,188
  Schering-Plough 6.50% 12/1/33-00                        100,000     108,637
  UnitedHealth Group 3.375% 8/15/07                       375,000     375,755
  Universal Hospital Service 10.125% 11/1/11              140,000     142,800
 #US Oncology 144A 10.75% 8/15/14                         165,000     170,363
++#Vanguard Health 144A
    11.25% 10/1/15                                        240,000     139,800
  Wyeth 5.50% 2/1/14-00                                   210,000     213,427
                                                                  -----------
                                                                    2,350,655
                                                                  -----------
Industrial Machinery - 0.04%
  Aearo 8.25% 4/15/12                                      70,000      71,750
                                                                  -----------
                                                                       71,750
                                                                  -----------

STATEMENTS                                             OPTIMUM FIXED INCOME FUND
  OF NET ASSETS (CONTINUED)


                                                        Principal     Market
                                                         Amount*       Value

CORPORATE BONDS (continued)
Insurance - 0.63%
  Farmers Exchange Capital 144A
   #7.05% 7/15/28                                 USD  $  105,000 $   107,008
   #7.20% 7/15/48                                          95,000      96,462
 #Farmers Insurance Exchange 144A
    8.625% 5/1/24                                           5,000       5,921
 #Liberty Mutual 144A 5.75% 3/15/14                        90,000      89,576
 #Nationwide Mutual Insurance 144A
    7.875% 4/1/33                                          95,000     113,469
  Pennsylvania Mutual Life Insurance
    6.65% 6/15/34                                         329,000     346,865
  Progressive 6.375% 1/15/12                               70,000      77,369
  Prudential Financial
    4.104% 11/15/06                                        80,000      81,372
    5.10% 9/20/14                                         190,000     190,531
    5.75% 7/15/33                                          45,000      44,219
                                                                  -----------
                                                                    1,152,792
                                                                  -----------
Leisure, Lodging & Entertainment - 1.11%
  Ameristar Casinos 10.75% 2/15/09                        160,000     182,400
  Boyd Gaming 9.25% 8/1/09                                185,000     203,038
  Mandalay Resort Group
    10.25% 8/1/07                                         200,000     228,000
  MGM Mirage 9.75% 6/1/07                                 120,000     133,950
  Penn National Gaming
    8.875% 3/15/10                                        175,000     192,719
    11.125% 3/1/08                                        100,000     108,500
  Prime Hospitality 8.375% 5/1/12                         326,000     370,824
++Town Sports International 11.00% 2/1/14                 155,000      79,825
  Venetian Casino Resort 11.00% 6/15/10                   270,000     313,875
  Wheeling Island Gaming
    10.125% 12/15/09                                      200,000     212,500
                                                                  -----------
                                                                    2,025,631
                                                                  -----------
Metals & Mining - 0.01%
  Barrick Gold Finance 7.50% 5/1/07                        10,000      11,000
                                                                  -----------
                                                                       11,000
                                                                  -----------
Packaging & Containers - 0.44%
  AEP Industries 9.875% 11/15/07                          190,000     194,513
 #Graham Packaging 144A 9.875% 10/15/14                   195,000     200,606
 #Port Townsend Paper 144A 11.00% 4/15/11                 140,000     147,000
  Portola Packaging 8.25% 2/1/12                          135,000     106,650
  Radnor Holdings 11.00% 3/15/10                           65,000      54,925
 #Radnor Holdings 144A 8.35% 4/15/09                      105,000     105,525
                                                                  -----------
                                                                      809,219
                                                                  -----------
Paper & Forest Products - 0.48%
  Bowater 9.00% 8/1/09                                    200,000     221,349
  Fort James 7.75% 11/15/23                               280,000     317,101
 #Newark Group 144A 9.75% 3/15/14                         120,000     124,200
  Potlatch 12.50% 12/1/09                                 100,000     125,325
  Weyerhaeuser 6.875% 12/15/33                             85,000      92,504
                                                                  -----------
                                                                      880,479
                                                                  -----------
REITs - 0.26%
  BF Saul Reit 7.50% 3/1/14                               140,000     143,500
  Developers Diversified Realty
    4.625% 8/1/10                                          95,000      94,880
  Tanger Properties
    7.875% 10/24/04                                       160,000     160,000
    9.125% 2/15/08                                         75,000      84,000
                                                                  -----------
                                                                      482,380
                                                                  -----------

                                                        Principal     Market
                                                         Amount*       Value

CORPORATE BONDS (continued)
Retail - 0.66%
  CVS 3.875% 11/1/07                              USD  $  240,000 $   243,242
 #CVS 144A 4.00% 9/15/09                                  120,000     120,184
 #Dennys Corporate Holdings 144A
    10.00% 10/1/12                                        105,000     105,919
++J Crew Intermediate 16.00% 5/15/08                       10,000       9,200
  J Crew Operating 10.375% 10/15/07                        60,000      61,800
 #Loehmanns Capital 144A 13.00% 10/1/11                    40,000      38,250
  Lowe's 7.50% 12/15/05                                    50,000      52,912
  O'Charleys 9.00% 11/1/13                                145,000     152,975
  Office Depot 10.00% 7/15/08                              35,000      41,300
  Petco Animal Supplies 10.75% 11/1/11                     90,000     104,850
  Safeway
    3.80% 8/15/05                                          70,000      70,641
    6.15% 3/1/06                                           15,000      15,644
  Target 5.95% 5/15/06                                     75,000      78,896
  VICORP Restaurant 10.50% 4/15/11                         90,000      90,000
  Wendy's International 6.35% 12/15/05                     25,000      25,999
                                                                  -----------
                                                                    1,211,812
                                                                  -----------
Technology - 0.15%
  Activant Solutions 10.50% 6/15/11                       130,000     134,550
  Dell 6.55% 4/15/08                                       15,000      16,508
  Stratus Technologies 10.375% 12/1/08                    135,000     122,850
                                                                  -----------
                                                                      273,908
                                                                  -----------
Telecommunications - 2.65%
  Alaska Communications Systems
    Holdings 9.875% 8/15/11                               185,000     179,450
  AT&T Wireless Services 8.75% 3/1/31                     210,000     276,569
  BellSouth
    4.20% 9/15/09                                         160,000     161,098
    5.20% 9/15/14                                         440,000     444,959
  Centennial Cellular Operating
    10.125% 6/15/13                                       180,000     190,350
  Cincinnati Bell 8.375% 1/15/14                          250,000     229,375
  Citizens Communications 8.50% 5/15/06                    25,000      26,938
  GTE 7.90% 2/1/27                                        670,000     735,708
 #iPCS Escrow 144A 11.50% 5/1/12                           45,000      47,475
  MCI
    5.908% 5/1/07                                         226,000     224,588
    6.688% 5/1/09                                         180,000     173,925
  MetroPCS 10.75% 10/1/11                                  20,000      21,600
  Motorola 4.608% 11/16/07                                195,000     200,496
  Nextel Communications 5.95% 3/15/14                     400,000     394,000
 #Qwest Services 144A 14.00% 12/15/10                     155,000     181,738
  Sprint Capital
  ++4.78% 8/17/06                                          70,000      71,997
    6.375% 5/1/09                                          10,000      10,950
    8.375% 3/15/12                                        280,000     339,604
    8.75% 3/15/32                                         230,000     292,791
 #UbiquiTel Operating 144A 9.875% 3/1/11                   75,000      78,469
 #US LEC 144A 10.67% 10/1/09                               80,000      79,600
  US Unwired 10.00% 6/15/12                               110,000     114,675
  Verizon New York 6.875% 4/1/12                          125,000     139,210
  Verizon Pennsylvania 5.65% 11/15/11                      27,000      28,544
  Verizon Wireless Capital 5.375% 12/15/06                200,000     209,458
                                                                  -----------
                                                                    4,853,567
                                                                  -----------

STATEMENTS                                             OPTIMUM FIXED INCOME FUND
  OF NET ASSETS (CONTINUED)


                                                        Principal     Market
                                                         Amount*       Value

CORPORATE BONDS (continued)
Textiles, Apparel & Furniture - 0.11%
  Interface 10.375% 2/1/10                        USD  $  135,000 $   153,900
  Warnaco 8.875% 6/15/13                                   45,000      50,288
                                                                  -----------
                                                                      204,188
                                                                  -----------
Transportation & Shipping - 0.30%
  American Airlines 6.817% 5/23/11                         65,000      57,650
  Continental Airlines 6.503% 6/15/11                     140,000     131,127
  Delta Air Lines
    6.417% 7/2/12                                          35,000      35,534
    7.299% 9/18/06                                         25,000      10,398
    7.779% 11/18/05                                        45,000      19,443
 #Horizon Lines 144A 9.00% 11/1/12                         90,000      95,400
  Kansas City Southern Railway
    9.50% 10/1/08                                          98,000     107,800
  Seabulk International 9.50% 8/15/13                      90,000      94,275
                                                                  -----------
                                                                      551,627
                                                                  -----------
Utilities - 3.01%
 #Allegheny Energy Supply Statutory
    Trust 2001 Series B 144A
    13.00% 11/15/07                                        15,000      15,825
  American Electric Power
    6.125% 5/15/06                                         60,000      62,926
  Avista
    7.75% 1/1/07                                           85,000      92,149
    9.75% 6/1/08                                           45,000      53,343
  Calpine 10.50% 5/15/06                                  125,000     121,250
 #Calpine Generating 144A 7.35% 4/1/10                     80,000      76,400
  Consolidated Edison 3.625% 8/1/08                        30,000      29,893
 #Consumer Energy 144A 5.00% 2/15/12                      320,000     324,962
  Consumers Energy 6.25% 9/15/06                          340,000     358,607
 #Dayton Power & Light 144A
    5.125% 10/1/13                                        255,000     257,762
  Detroit Edison
    5.05% 10/1/05                                          60,000      61,437
    6.35% 10/15/32                                          5,000       5,352
  Dominion Resources 7.195% 9/15/14                        95,000     108,583
  DTE Energy 6.65% 4/15/09                                475,000     519,147
  Edison Mission Energy 9.875% 4/15/11                     80,000      93,600
  Elwood Energy 8.159% 7/5/26                             140,856     147,195
  Exelon Generation 6.95% 6/15/11                          85,000      96,160
  FPL Group Capital
    3.25% 4/11/06                                          80,000      80,532
    7.625% 9/15/06                                         10,000      10,847
 #Metropolitan Edison 144A
    4.875% 4/1/14                                         185,000     182,390
  Midwest Generation
    8.30% 7/2/09                                           65,000      68,250
    8.75% 5/1/34                                          200,000     219,000
 +Mirant Americas Generation
    7.625% 5/1/06                                           5,000       4,450
  Nisource Finance 3.20% 11/1/06                           55,000      54,858
 #NRG Energy 144A 8.00% 12/15/13                          350,000     376,687
  Oncor Electric Delivery 7.00% 5/1/32                     35,000      40,073
  Orion Power Holdings 12.00% 5/1/10                       60,000      75,300
  Pacific Gas & Electric 6.05% 3/1/34                     317,000     323,759
  Pacificorp 6.375% 5/15/08                               290,000     319,411
 #Power Contract Financing 144A
    5.20% 2/1/06                                           86,449      87,709

                                                        Principal     Market
                                                         Amount*       Value

CORPORATE BONDS (continued)
Utilities (continued)
  PP&L Capital Funding
    7.75% 4/15/05                                 USD  $  180,000 $   184,529
  Progress Energy 6.75% 3/1/06                             60,000      63,030
  PSEG Energy Holdings
    7.75% 4/16/07                                          55,000      58,988
  PSEG Power 8.625% 4/15/31                                15,000      19,266
  Puget Energy 7.69% 2/1/11                               250,000     297,101
  Reliant Energy 9.50% 7/15/13                            130,000     141,863
  Rochester Gas & Electric
    6.375% 9/1/33                                           5,000       5,361
  Sempra Energy 4.75% 5/15/09                             145,000     149,872
  Southern California Edison
    6.00% 1/15/34                                         155,000     161,659
  Southern Capital Funding
    5.30% 2/1/07                                           40,000      42,292
  TXU Energy 7.00% 3/15/13                                 20,000      22,618
  Xcel Energy 7.00% 12/1/10                                80,000      90,588
                                                                  -----------
                                                                    5,505,024
                                                                  -----------
TOTAL CORPORATE BONDS
  (cost $43,211,227)                                               43,739,633
                                                                  -----------
FOREIGN BONDS - 14.90% +++
Argentina - 0.06%
  Argentina Government International
    Bond 6.00% 3/31/23                            USD     215,000     111,075
                                                                  -----------
                                                                      111,075
                                                                  -----------
Australia - 0.80%
  New South Wales Treasury
    8.00% 3/1/08                                  AUD     338,000     263,631
  Queensland Treasury
    6.00% 6/14/11                                 AUD     636,000     471,682
    6.00% 8/14/13                                 AUD     923,000     687,337
 #SingTel Optus Finance Property
    144A 8.125% 6/15/09                           USD      30,000      34,904
                                                                  -----------
                                                                    1,457,554
                                                                  -----------
Austria - 0.75%
  Austria Government Bond
    5.25% 1/4/11                                  EUR     132,000     179,346
  Oesterreichesche Kontrollbank
    1.80% 3/22/10                                 JPY  87,000,000     836,573
 #Sappi Papier Holding 144A
    7.50% 6/15/32                                 USD     315,000     364,833
                                                                  -----------
                                                                    1,380,752
                                                                  -----------
Belgium - 0.29%
  Belgium Government Bond
    5.75% 3/28/08                                 EUR     205,000     277,592
    5.75% 9/28/10                                 EUR     183,000     254,211
                                                                  -----------
                                                                      531,803
                                                                  -----------
Bermuda - 0.29%
  Endurance Specialty Holdings
    7.00% 7/15/34                                 USD     140,000     143,560
o#Oil Insurance 144A
    5.15% 8/15/33                                 USD     355,000     361,249
  Weatherford International
    4.95% 10/15/13                                USD      20,000      20,152
                                                                  -----------
                                                                      524,961
                                                                  -----------

STATEMENTS                                             OPTIMUM FIXED INCOME FUND
  OF NET ASSETS (CONTINUED)


                                                        Principal     Market
                                                         Amount*       Value

FOREIGN BONDS (continued)+++
Brazil - 0.47%
  Brazilian Government International Bond
    2.063% 4/15/24                                USD    $345,000 $   306,222
   o6.00% 4/15/24                                 USD     605,000     546,691
                                                                  -----------
                                                                      852,913
                                                                  -----------
British Virgin Islands - 0.08%
  Chippac International
    12.75% 8/1/09                                 USD     145,000     154,244
                                                                  -----------
                                                                      154,244
                                                                  -----------
Canada - 1.53%
  Abitbi-Consolidated
    6.95% 12/15/06-00                             USD     160,000     166,000
    8.55% 8/1/10                                  USD     130,000     140,075
 #Canadian Oil Sands 144A
    4.80% 8/10/09                                 USD      75,000      76,145
  EnCana 6.50% 8/15/34                            USD     720,000     772,183
 #Hollinger 144A 12.875% 3/1/11                   USD      29,000      33,205
  Hydro Quebec
    8.40% 1/15/22                                 USD      85,000     116,156
    9.40% 2/1/21                                  USD      35,000      50,955
  Ispat Inland 9.75% 4/1/14                       USD     340,000     376,550
 #Jean Coutu Group 144A 8.50% 8/1/14              USD     145,000     144,638
  Rogers Cablesystems
    10.00% 3/15/05                                USD     385,000     397,994
    11.00% 12/1/15                                USD      75,000      84,375
 #Secunda International 144A
    9.76% 9/1/12                                  USD     165,000     164,588
  Tembec Industries 8.50% 2/1/11                  USD     190,000     199,500
  Thomson 5.75% 2/1/08                            USD      85,000      90,549
                                                                  -----------
                                                                    2,812,913
                                                                  -----------
Cayman Islands - 1.35%
 #Bae Systems Series 01 AT 144A
    7.156% 12/15/11                               USD     196,999     212,524
  Bluewater Finance 10.25% 2/15/12                USD      95,000     103,550
o#DBS Capital Funding 144A
    7.657% 3/31/49                                USD     260,000     302,445
  Mizuho Finance Group
   #144A 5.79% 4/15/14                            USD     385,000     397,941
    8.375% 12/29/49                               USD     550,000     595,487
  Petrobras International 7.75% 9/15/14           USD     110,000     109,450
 #PF Export Receivables Master Trust 144A
    6.60% 12/1/11                                 USD     242,000     264,419
o#STRIP Series 03-1A Afix 144A
    3.308% 3/24/18-00                             USD      77,059      76,235
 #TIAA Retail Commercial
    Series 01-C1A A2 144A
    6.30% 6/19/21                                 USD     199,217     213,402
  Transocean 6.75% 4/15/05                        USD     105,000     106,969
  Vale Overseas 8.25% 1/17/34                     USD     100,000      97,750
                                                                  -----------
                                                                    2,480,172
                                                                  -----------
Chile - 0.22%
 #Autopista Del Maipo 144A
    7.373% 6/15/22                                USD     350,000     407,649
                                                                  -----------
                                                                      407,649
                                                                  -----------

                                                        Principal     Market
                                                         Amount*       Value

FOREIGN BONDS (continued)+++
Colombia - 0.18%
  Colombia Government
    International Bond
    10.375% 1/28/33                               USD   $ 300,000 $   327,000
                                                                  -----------
                                                                      327,000
                                                                  -----------
Dominican Republic - 0.00%
 #Dominican Republic International
    Bond 144A 9.04% 1/23/13                       USD      10,000       7,800
                                                                  -----------
                                                                        7,800
                                                                  -----------
Ecuador - 0.28%
++Ecuador Government International Bond
    9.00% 8/15/30                                 USD     630,000     512,663
                                                                  -----------
                                                                      512,663
                                                                  -----------
El Salvador - 0.07%
  El Salvador Government International
    Bond 8.25% 4/10/32                            USD     125,000     126,045
                                                                  -----------
                                                                      126,045
                                                                  -----------
Finland - 0.23%
  Finland Government Bond
    5.75% 2/23/11                                 EUR     300,000     418,445
                                                                  -----------
                                                                      418,445
                                                                  -----------
France - 1.11%
  France Government Bond
    4.00% 4/25/13                                 EUR     874,000   1,094,842
    5.50% 4/25/10                                 EUR     220,000     301,740
  French Treasury Note
    5.00% 1/12/06                                 EUR     383,000     491,098
  Rhodia 8.875% 6/1/11                            USD     170,000     148,750
                                                                  -----------
                                                                    2,036,430
                                                                  -----------
Germany - 1.31%
  Deutschland Republic
    4.50% 1/4/13                                  EUR     917,000   1,190,494
    5.00% 7/4/11                                  EUR     680,000     913,283
 #Gazprom Oao 144A
    9.625% 3/1/13                                 USD     260,000     289,900
                                                                  -----------
                                                                    2,393,677
                                                                  -----------
Guatemala - 0.04%
 #Guatemala Government Bond 144A
    8.125% 10/6/34                                USD      70,000      71,575
                                                                  -----------
                                                                       71,575
                                                                  -----------
Ireland - 0.11%
  Smurfit Capital Funding
    7.50% 11/20/25                                USD     210,000     210,000
                                                                  -----------
                                                                      210,000
                                                                  -----------
Italy - 0.52%
  Italy Bouni Poliennali Del Tesoro
    5.00% 8/1/34                                  EUR     237,000     302,355
  Italy Government International Bond
    3.80% 3/27/08                                 JPY  33,000,000     334,351
    5.75% 7/25/16                                 EUR     221,000     311,415
                                                                  -----------
                                                                      948,121
                                                                  -----------

STATEMENTS                                             OPTIMUM FIXED INCOME FUND
  OF NET ASSETS (CONTINUED)


                                                        Principal     Market
                                                         Amount*       Value

FOREIGN BONDS (continued)+++
Kazakhstan - 0.05%
 #Halyk Savings Bank 144A
    8.125% 10/7/09                                USD   $ 100,000 $    98,996
                                                                  -----------
                                                                       98,996
                                                                  -----------
Liberia - 0.03%
  Royal Caribbean Cruises
    7.25% 3/15/18                                 USD      60,000      63,600
                                                                  -----------
                                                                       63,600
                                                                  -----------
Luxembourg - 0.59%
 #BCP Caylux Holdings 144A
    9.625% 6/15/14                                USD      80,000      86,800
 #Telecom Italia Capital 144A
    4.00% 1/15/10                                 USD     220,000     218,594
  Tyco International Group
    6.875% 1/15/29                                USD     466,000     523,855
    7.00% 6/15/28                                 USD     224,000     253,494
                                                                  -----------
                                                                    1,082,743
                                                                  -----------
Marshall Island - 0.08%
  OMI 7.625% 12/1/13                              USD     150,000     154,688
                                                                  -----------
                                                                      154,688
                                                                  -----------
Mexico - 0.34%
  Mexico Government
    International Bond
    6.75% 9/27/34                                 USD     150,000     144,450
    8.625% 3/12/08                                USD     195,000     223,762
  Petroleos Mexicanos
    9.50% 9/15/27                                 USD     175,000     213,938
  Telefonos de Mexico
    4.50% 11/19/08                                USD      40,000      40,218
                                                                  -----------
                                                                      622,368
                                                                  -----------
Netherlands - 0.44%
  Aegon 4.75% 6/1/13                              USD      50,000      49,630
  Deutsche Telekom International
    Finance 8.75% 6/15/30                         USD     292,000     378,551
  Netherlands Government Bond
    5.75% 2/15/07                                 EUR     269,000     356,868
  Telefonica Europe 7.35% 9/15/05                 USD      15,000      15,667
                                                                  -----------
                                                                      800,716
                                                                  -----------
Norway - 0.18%
  Petroleum Geo-Services
    8.00% 11/5/06                                 USD      98,000     100,695
    10.00% 11/5/10                                USD     197,000     224,088
                                                                  -----------
                                                                      324,783
                                                                  -----------
Poland - 0.77%
  Poland Government
    5.00% 10/24/13                                PLZ   3,411,000     859,996
    6.00% 5/24/09                                 PLZ   1,735,000     473,249
    8.50% 11/12/06                                PLZ     242,000      70,805
                                                                  -----------
                                                                    1,404,050
                                                                  -----------
Puerto Rico - 0.06%
  Telecomunicaciones de Puerto Rico
    6.65% 5/15/06                                 USD     104,000     109,482
                                                                  -----------
                                                                      109,482
                                                                  -----------

                                                        Principal     Market
                                                         Amount*       Value

FOREIGN BONDS (continued)+++
Russia - 0.15%
  Russian Ministry of Finance
    3.00% 5/14/11                                 USD  $  320,000 $   254,315
 #Russian Paris Club Partial
    Note 144A 2.125% 8/20/20                      JPY   1,610,915      11,823
                                                                  -----------
                                                                      266,138
                                                                  -----------
Spain - 0.32%
  Spain Government International
    Bond 3.10% 9/20/06                            JPY  61,000,000     584,155
                                                                  -----------
                                                                      584,155
                                                                  -----------
Supranational - 0.49%
  European Investment Bank
    2.125% 9/20/07                                JPY  21,000,000     200,197
  Inter-American Development Bank
    1.90% 7/8/09                                  JPY  49,000,000     471,350
  International Bank for Reconstruction
    & Development 2.00% 2/18/08                   JPY  23,100,000     221,064
                                                                  -----------
                                                                      892,611
                                                                  -----------
Sweden - 0.50%
  Stena 9.625% 12/1/12                            USD      60,000      67,275
  Swedish Government Bond
    5.00% 1/28/09                                 SEK   4,000,000     578,780
    5.50% 10/8/12                                 SEK   1,815,000     271,296
                                                                  -----------
                                                                      917,351
                                                                  -----------
United Kingdom - 0.94%
  Royal Bank of Scotland
    7.816% 11/29/49                               USD     265,000     279,873
  United Kingdom Gilt
    4.00% 3/7/09                                  GBP     738,450   1,297,100
  Vodafone Group
    5.375% 1/30/15                                USD     135,000     139,870
                                                                  -----------
                                                                    1,716,843
                                                                  -----------
Venezuela - 0.27%
  Venezuela Government International
    Bond 6.75% 3/31/20                            USD     500,000     492,227
                                                                  -----------
                                                                      492,227
                                                                  -----------
TOTAL FOREIGN BONDS (cost $26,689,287)                             27,296,543
                                                                  -----------
MUNICIPAL BONDS - 2.84%
  Allentown, Pennsylvania
    3.98% 10/1/11                                 USD     320,000     312,672
  Aruba Airport Authority
    7.70% 1/1/13                                          200,000     228,708
  California State
    5.00% 2/1/33                                           65,000      65,501
    5.25% 7/1/13                                          105,000     118,787
  Colorado Department
    Transportation Revenue
    5.00% 12/15/12                                         85,000      94,595
    5.00% 12/15/13                                        255,000     283,772
  Forsyth, Montana Pollution
    Control Revenue
    (Portland General Project)
    Series A 5.20% 5/1/33                                  20,000      21,263

STATEMENTS                                             OPTIMUM FIXED INCOME FUND
  OF NET ASSETS (CONTINUED)


                                                        Principal     Market
                                                         Amount*       Value

MUNICIPAL BONDS (continued)
  Golden State Tobacco Securitization
    5.50% 6/1/43                                  USD   $  55,000 $    56,814
  Hoboken, New Jersey General
    Obligation Taxable Series B
    4.26% 2/1/10                                           60,000      60,442
    5.33% 2/1/18                                           65,000      66,944
  Hoboken, New Jersey Refunding
    Taxable Pension 6.50% 4/1/26                           25,000      28,093
  Illinois State Taxable Pension
    5.10% 6/1/33                                          120,000     113,917
  Industry Urban Development Agency
    4.50% 5/1/10                                          195,000     197,141
  LA Quinta Redevelopment Agency
    Tax Allocation
    5.45% 9/1/13                                           15,000      15,431
    6.24% 9/1/23                                           10,000      10,555
  Los Angeles, California
    Community Redevelopment
    5.60% 7/1/18                                           80,000      81,345
    5.83% 12/1/17                                         525,000     541,406
  Manchester New Hampshire Taxable
    5.375% 12/1/11                                        110,000     117,027
  Metropolitan Washington District of
    Columbia Airport Authority
    4.62% 10/1/10                                          15,000      15,349
    5.00% 10/1/34 (AMT)                                    65,000      65,274
  New Jersey Economic Development
    Authority Special Facility Revenue
    (Continental Airlines Project)
    6.25% 9/15/29 (AMT)                                    15,000      11,195
  Oregon Local Governments
    3.145% 6/1/06                                         325,000     326,385
  Puerto Rico Public Buildings Authority
    Revenue Series I 5.25% 7/1/33                         120,000     124,822
  Sacramento County Public Finance
    Authority Series B
    3.82% 12/1/08                                         115,000     115,936
    5.18% 12/1/13                                         105,000     106,431
  Sanitation Diego Redevelopment
    Tax Allocation Series C
    5.81% 9/1/19                                          645,000     662,827
  State of Oregon 5.892% 6/1/27                            65,000      69,059
  Waterbury Taxable Series B
    5.43% 4/1/09                                          619,000     647,745
  West Virginia Economic
    Development Authority
    5.37% 7/1/20                                          590,000     601,091
    6.07% 7/1/26                                           45,000      47,004
                                                                  -----------
TOTAL MUNICIPAL BONDS (cost $5,120,875)                             5,207,531
                                                                  -----------

                                                        Principal     Market
                                                         Amount*       Value

U.S. TREASURY OBLIGATIONS - 11.58%
  U.S. Treasury Bonds
    5.375% 2/15/31                                USD  $  975,000 $ 1,044,774
    6.00% 2/15/26                                       3,241,000   3,696,134
    7.25% 5/15/16                                         516,000     649,717
  U.S. Treasury Inflation Index Notes
   ^2.00% 1/15/14                                         322,903     330,736
    2.00% 7/15/14                                         165,799     169,529
    2.375% 1/15/25                                         95,460      99,476
    3.00% 7/15/12                                          89,543      99,180
    3.625% 1/15/08                                        199,311     218,643
  U.S. Treasury Notes
    1.50% 3/31/06                                          90,000      88,854
    2.75% 8/15/07                                         875,000     872,882
    3.125% 5/15/07                                        215,000     216,881
    3.125% 10/15/08                                     8,038,000   8,028,587
    3.375% 9/15/09                                        485,000     485,246
    4.25% 8/15/14                                         360,000     363,882
    4.375% 8/15/12                                      4,705,000   4,852,036
                                                                  -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (cost $21,063,266)                                               21,216,557
                                                                  -----------
                                                        Number of
                                                         Shares
COMMON STOCK - 0.00%
  MCI                                                          77       1,290
                                                                  -----------
TOTAL COMMON STOCK
  (cost $1,348)                                                         1,290
                                                                  -----------

PREFERRED STOCK - 0.12%
  Alamosa Delaware 7.50%                                       15       8,820
 #Centaur Funding 144A 9.08%                                   55      71,173
 +Host Marriott Preferred Class B 10.00%                      225       5,877
  Nexen 7.35%                                               5,200     139,308
  TNP Enterprises PIK 14.50%                                    1         510
                                                                  -----------
TOTAL PREFERRED STOCK (cost $215,547)                                 225,688
                                                                  -----------

STATEMENTS                                             OPTIMUM FIXED INCOME FUND
  OF NET ASSETS (CONTINUED)


                                                        Principal     Market
                                                         Amount*       Value

REPURCHASE AGREEMENTS - 11.07%
  With BNP Paribas 1.70% 10/1/04
    (dated 9/30/04, to be repurchased
    at $10,715,503 collateralized by
    $9,190,000 U.S. Treasury Bills
    due 2/24/05, market value
    $9,120,968 and $1,826,000
    U.S. Treasury Bills due 3/17/05,
    market value $1,809,285)                      USD $10,715,000 $ 10,715,000
  With UBS Warburg 1.68% 10/1/04
    (dated 9/30/04, to be
    repurchased at $9,565,449
    collateralized by $2,079,364
    U.S. Treasury Notes 5.875%
    due 11/15/05, market value
    $2,207,700, $2,965,000
    U.S. Treasury Notes 1.875% due
    1/31/06, market value $2,956,106
    and $4,159,000 U.S. Treasury
    Notes 5.625% due 5/15/08,
    market value $4,608,391)                            9,565,000    9,565,000
                                                                  ------------
Total Repurchase Agreements
  (cost $20,280,000)                                                20,280,000
                                                                  ------------

TOTAL MARKET VALUE OF SECURITIES - 108.09%
  (cost $196,384,270)                                              198,000,719
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (8.09%)                                           (14,823,686)
                                                                  ------------
NET ASSETS APPLICABLE TO 20,476,485 SHARES
  OUTSTANDING - 100.00%                                           $183,177,033
                                                                  ============

Net Asset Value - Optimum Fixed Income Fund
  Class A ($20,533,397 / 2,296,102 Shares)                               $8.94
                                                                         -----
Net Asset Value - Optimum Fixed Income Fund
  Class B ($7,437,377 / 831,119 Shares)                                  $8.95
                                                                         -----
Net Asset Value - Optimum Fixed Income Fund
  Class C ($84,219,738 / 9,408,548 Shares)                               $8.95
                                                                         -----
Net Asset Value - Optimum Fixed Income Fund
  Institutional Class ($70,986,521 / 7,940,716 Shares)                   $8.94
                                                                         -----

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2004:^^
Shares of beneficial interest
  (unlimited authorization - no par)                              $180,341,035
Undistributed net investment income**                                  977,292
Accumulated net realized gain on investments                           159,374
Net unrealized appreciation of investments                           1,699,332
                                                                  ------------
Total net assets                                                  $183,177,033
                                                                  ============

  *Principal amount is stated in the currency in which each bond is denominated

 **Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

  #Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note 9 in "Notes to Financial Statements."

  +Non-income producing security for the period ended September 30, 2004.

 ++Step Coupon bond.

+++Securities have been classified by country or origin. Classification by type of business has been presented in Note 10 to the Financial Statements.

  ^Fully or partially pledged as collateral for financial futures contracts.

 ^^See Note 4 in "Notes to Financial Statements" for details of reclassification of components of net assets.

[checkmark]Zero coupon bond. The interest rate shown is the yield at the time of purchase.

  oVariable Rate Notes - the interest rate shown is the rate as of September 30, 2004.

  +Non-income producing security. Security is currently in default.

  !The security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATIONS:
AUD - Australian Dollar
EUR - European Monetary Unit
GBP - British Pounds
JPY - Japanese Yen
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar
AMT - Subject to Alternative Minimum Tax
GNMA - Government National Mortgage Association
PIK - Pay-in-kind
REIT - Real Estate Investment Trust
SLMA - Student Loan Marketing Association
TBA - To be announced

Net Asset Value and Offering Price Per Share -
  Optimum Fixed Income Fund
Net asset value Class A (A)                                             $8.94
  Sales charge (4.50% of offering price, or 4.70% of
  the amount invested per share) (B)                                     0.42
                                                                        -----
Offering Price                                                          $9.36
                                                                        =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENTS                                        OPTIMUM INTERNATIONAL FUND
  OF NET ASSETS (CONTINUED)                       September 30, 2004 (Unaudited)


                                                       Number of     Market
                                                        Shares    Value (U.S.$)

COMMON STOCK - 95.02%**
Australia - 7.09%
  Amcor                                                    85,734  $  445,888
  Coles Myer                                               94,736     641,616
  Foster's Group                                          197,910     678,074
  National Australia Bank                                  34,104     666,493
  News Corporation Limited Preferred ADR                   14,600     457,418
  Telstra                                                 148,779     501,122
  The News Corporation ADR                                 11,896     391,022
  Wesfarmers Limited                                        1,693      39,242
                                                                  -----------
                                                                    3,820,875
                                                                  -----------
Austria - 0.51%
  Erste Bank der Oestereichischen Sparkassen                6,614     275,189
                                                                  -----------
                                                                      275,189
                                                                  -----------
Belgium - 1.67%
  Electrabel                                                  893     320,864
 +Fortis Group                                             24,445     581,104
                                                                  -----------
                                                                      901,968
                                                                  -----------
Bermuda - 1.49%
  Tyco International                                       26,179     802,648
                                                                  -----------
                                                                      802,648
                                                                  -----------
Brazil - 0.81%
  Natura Cosmeticos                                         6,708     135,615
  Unibanco de Bancos Brasileiros GDR                       12,322     298,562
                                                                  -----------
                                                                      434,177
                                                                  -----------
Canada - 1.39%
 +Shoppers Drug Mart                                       14,845     401,169
  Talisman Energy                                          13,486     349,418
                                                                  -----------
                                                                      750,587
                                                                  -----------
China - 0.49%
  China Telecom ADR                                         8,136     262,793
                                                                  -----------
                                                                      262,793
                                                                  -----------
Finland - 0.73%
  UPM-Kymmene                                              20,600     392,221
                                                                  -----------
                                                                      392,221
                                                                  -----------
France - 7.21%
  Cie de Saint-Gobain                                      10,490     538,471
 +JC Decaux                                                12,476     283,562
  Renault                                                  12,286   1,004,819
  Societe Generale                                          6,437     569,626
  Total                                                     7,317   1,490,386
                                                                  -----------
                                                                    3,886,864
                                                                  -----------
Germany - 5.21%
  Bayer                                                    21,649     591,537
 +Bayerische Hypo-Und Vereinsbank                          22,031     420,835
  RWE                                                      15,832     755,073
  SAP                                                       3,388     528,091
  Siemens                                                   6,963     510,235
                                                                  -----------
                                                                    2,805,771
                                                                  -----------
Hong Kong - 3.47%
  ASM Pacific Technology                                   80,500     263,755
  CNOOC ADR                                                 5,390     283,514
  Esprit Holdings                                          11,500      58,399
  HongKong Electric Holdings                               87,500     388,238
  Shangri-La Asia                                         408,246     439,760
  Wharf Holdings                                          130,000     437,609
                                                                  -----------
                                                                    1,871,275
                                                                  -----------

                                                       Number of     Market
                                                        Shares    Value (U.S.$)

Common Stock (continued)
Hungary - 0.51%
++OTP Bank GDR 144A                                         6,096 $   272,793
                                                                  -----------
                                                                      272,793
                                                                  -----------
India - 0.63%
  ICICI Bank ADR                                           24,759     341,674
                                                                  -----------
                                                                      341,674
                                                                  -----------
Italy - 1.56%
  Banca Intesa                                            221,020     839,991
                                                                  -----------
                                                                      839,991
                                                                  -----------
Japan - 14.87%
  Canon                                                    19,600     921,180
  Eisai                                                     9,500     258,585
  Hitachi                                                  62,000     374,650
  KDDI                                                        106     514,540
  Keyence Corporation                                       2,000     420,632
  Matsushita Electric Industrial                           32,000     427,093
  Millea Holdings                                              55     708,615
  Mitsubishi Tokyo Financial                                   62     516,971
  Murata Manufacturing                                      9,400     452,026
  Nissan Motor                                             49,000     533,503
  Sony                                                     14,300     487,846
  Takeda Pharmaceutical                                    18,500     839,269
  Toyota Motor                                             15,800     604,963
  West Japan Railway                                           75     292,610
  Yamada Denki                                             11,900     410,289
  Yamato Transport                                         18,000     247,752
                                                                  -----------
                                                                    8,010,524
                                                                  -----------
Mexico - 1.06%
  Grupo Televisa SA GDR                                    10,826     570,855
                                                                  -----------
                                                                      570,855
                                                                  -----------
Netherlands - 3.60%
  ING Groep                                                29,938     755,558
  Reed Elsevier                                            32,318     416,241
  Royal Dutch Petroleum                                    14,908     767,848
                                                                  -----------
                                                                    1,939,647
                                                                  -----------
New Zealand - 1.38%
  Telecom Corporation of New Zealand                      187,291     745,560
                                                                  -----------
                                                                      745,560
                                                                  -----------
Norway - 0.51%
 +Golar LNG                                               17,400      273,995
                                                                  -----------
                                                                      273,995
                                                                  -----------
Republic of Korea - 2.20%
  POSCO ADR                                                11,300     427,705
  Samsung Electronics                                       1,900     755,710
                                                                  -----------
                                                                    1,183,415
                                                                  -----------
Russia - 0.57%
  Mobile Telesystems ADR                                    2,130     308,829
                                                                  -----------
                                                                      308,829
                                                                  -----------
Singapore - 1.59%
  CapitaLand                                              249,000     264,736
  Jardine Matheson Holdings                                 4,400      62,040
  Oversea-Chinese Banking                                  64,000     532,193
                                                                  -----------
                                                                      858,969
                                                                  -----------

STATEMENTS                                            OPTIMUM INTERNATIONAL FUND
  OF NET ASSETS (CONTINUED)


                                                       Number of     Market
                                                        Shares    Value (U.S.$)

COMMON STOCK (continued)
South Africa - 0.88%
  Sasol                                                    25,599 $   476,398
                                                                  -----------
                                                                      476,398
                                                                  -----------
Spain - 4.51%
  Banco Santander Central Hispanoamericano                 50,695     494,891
  Iberdrola                                                29,067     602,890
 +Sogecable                                                13,299     535,162
  Telefonica                                               53,257     797,050
                                                                  -----------
                                                                    2,429,993
                                                                  -----------
Switzerland - 6.69%
  Nestle                                                    2,271     520,146
  Roche Holding                                             9,718   1,003,942
  Syngenta                                                  4,393     418,649
  Synthes                                                   5,883     640,737
  UBS                                                      14,472   1,018,730
                                                                  -----------
                                                                    3,602,204
                                                                  -----------
Taiwan - 0.45%
  Taiwan Semiconductors Manufacturing ADR                  33,809     241,396
                                                                  -----------
                                                                      241,396
                                                                  -----------
United Kingdom - 22.07%
  Aviva                                                    30,381     300,718
  BG Group                                                 97,018     650,446
  BOC Group                                                15,520     248,124
  Boots Group                                              78,828     916,483
  BP                                                       69,911     667,959
  Brambles Industries                                      71,258     330,099
  Carnival                                                  7,816     384,419
  EMI Group                                               175,392     701,411
  GKN                                                      67,152     260,953
  GlaxoSmithKline                                          41,289     892,091
  GUS                                                      18,072     294,483
  HBOS                                                     48,769     659,668
  HSBC Holdings                                            66,180   1,050,260
  Intercontinental Hotels Group                           102,978   1,172,104
  Lloyds TSB Group                                         94,050     734,362
  Mitchells & Butlers                                      42,730     210,509
  Reed Elsevier                                            92,776     815,071
  Rio Tinto                                                19,238     517,308
  Royal Bank of Scotland Group                             18,350     529,956
  Vodafone Group                                          228,222     547,197
                                                                  -----------
                                                                   11,883,621
                                                                  -----------
United States - 1.87%
 +NTL                                                      10,903     676,750
 +Wynn Resorts                                              6,415     331,591
                                                                  -----------
                                                                    1,008,341
                                                                  -----------
TOTAL COMMON STOCK (cost $48,973,523)                              51,192,573
                                                                  -----------

REPURCHASE AGREEMENTS - 6.47%
  With BNP Paribas 1.70% 10/1/04
    (dated 9/30/04, to be repurchased
    at $1,841,087 collateralized by
    $1,579,000 U.S. Treasury Bills due
    2/24/05, market value $1,567,385
    and $314,000 U.S. Treasury Bills
    due 3/17/05, market value $310,915)                $1,841,000  $1,841,000
  With UBS Warburg 1.68% 10/1/04
    (dated 9/30/04, to be repurchased
    at $1,644,077 collateralized by
    $357,000 U.S. Treasury Notes
    5.875% due 11/15/05, market value
    $379,380, $510,000 U.S. Treasury
    Notes 1.875% due 1/31/06, market
    value $507,990 and $715,000
    U.S. Treasury Notes 5.625% due
    5/15/08, market value $791,925)                     1,644,000   1,644,000
                                                                  -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $3,485,000)                                                 3,485,000
                                                                  -----------

TOTAL MARKET VALUE OF SECURITIES - 101.49%
  (cost $52,458,523)                                               54,677,573
LIABILITIES NET OF RECEIVABLES AND OTHER
  ASSETS - (1.49%)                                                   (801,731)
                                                                  -----------
NET ASSETS APPLICABLE TO 5,160,376 SHARES
  OUTSTANDING - 100.00%                                           $53,875,842
                                                                  ===========

Net Asset Value -- Optimum International Fund Class A
  ($6,784,994 / 648,247 Shares)                                        $10.47
                                                                       ------
Net Asset Value -- Optimum International Fund Class B
  ($2,687,908 / 258,836 Shares)                                        $10.38
                                                                       ------
Net Asset Value -- Optimum International Fund Class C
  ($23,625,004 / 2,273,907 Shares)                                     $10.39
                                                                       ------
Net Asset Value - Optimum International Fund
  Institutional Class
  ($20,777,936 / 1,979,386 Shares)                                     $10.50
                                                                       ------

STATEMENTS                                            OPTIMUM INTERNATIONAL FUND
  OF NET ASSETS (CONTINUED)


COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2004:
Shares of beneficial interest
  (unlimited authorization -- no par)                             $51,428,872
Undistributed net investment income*                                   29,818
Accumulated net realized gain on investments                          202,238
Net unrealized appreciation of investments                          2,214,914
                                                                  -----------
Total net assets                                                  $53,875,842
                                                                  ===========

 *Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

**Securities have been classified by country of origin. Classification by type of business has been presented in Note 10 in "Notes to Financial Statements."

 +Non-income producing security for the period ended September 30, 2004 ++Securities exempt from registration under Rule 144A of the Securities Act of 1933.
  See Note 9 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATIONS:
ADR -  American Depositary Receipts
GDR - Global Depositary Receipts

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  OPTIMUM INTERNATIONAL FUND
Net asset value Class A (A)                                            $10.47
Sales charge (5.75% of offering price, or 6.11% of
  the amount invested per share) (B)                                     0.64
                                                                       ------
Offering price                                                         $11.11
                                                                       ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENTS                                        OPTIMUM LARGE CAP GROWTH FUND
  OF NET ASSETS (CONTINUED)                       September 30, 2004 (Unaudited)


                                                       Number of     Market
                                                        Shares    Value (U.S.$)

COMMON STOCK - 96.59%
Aerospace & Defense - 1.02%
  General Dynamics                                          7,530 $   768,813
  Honeywell International                                  23,276     834,677
                                                                  -----------
                                                                    1,603,490
                                                                  -----------
Automobiles & Automotive Parts - 0.77%
  Danaher                                                  23,400   1,199,952
                                                                  -----------
                                                                    1,199,952
                                                                  -----------
Banking & Finance - 15.19%
  American Express                                         23,000   1,183,580
 +Ameritrade Holding                                       33,100     397,531
  Charles Schwab                                           33,100     304,189
  Citigroup                                               105,076   4,635,953
  Countrywide Financial                                    80,140   3,156,715
  Credit Suisse Group (Switzerland)                        15,040     479,974
  Fannie Mae                                                8,950     567,430
  Freddie Mac                                               4,500     293,580
  Goldman Sachs Group                                      26,571   2,477,480
  MBNA                                                      7,100     178,920
  Mellon Financial                                         19,300     534,417
  Merrill Lynch                                            30,959   1,539,281
  Northern Trust                                           10,600     432,480
  SLM                                                      73,541   3,279,929
  State Street                                             28,460   1,215,527
  UBS AG (Switzerland)                                     11,900     837,679
  UCBH Holdings                                            39,435   1,540,725
  US Bancorp                                               25,200     728,280
                                                                  -----------
                                                                   23,783,670
                                                                  -----------
Business Services - 1.52%
 +Accenture Limited Class A                                37,600   1,017,080
 +Apollo Group Class A                                      8,980     658,863
  Cendant                                                  32,600     704,160
                                                                  -----------
                                                                    2,380,103
                                                                  -----------
Cable, Media & Publishing - 4.18%
  British Sky Broadcasting (United Kingdom)                36,100     313,069
  Clear Channel Communications                             12,350     384,950
 +Comcast Special Class A                                  22,050     615,636
 +EchoStar Communications Class A                          31,200     970,944
 +Liberty Media Class A                                   115,900   1,010,647
 +Liberty Media International  Class A                      5,190     173,149
  News Corporation Limited Preferred ADR                   25,100     786,383
  Scripps (E.W.)                                            9,920     473,978
 +Sogecable (Spain)                                         3,100     124,746
 +Time Warner                                              37,600     606,864
 +Univision Communications Class A                         12,650     399,867
  Viacom Class B                                           20,200     677,912
                                                                  -----------
                                                                    6,538,145
                                                                  -----------
Computers & Technology - 8.66%
  Adobe Systems                                            10,150     502,121
 +Affiliated Computer Services Class A                     16,000     890,720
 +Dell                                                     73,595   2,619,982
 +Electronic Arts                                          33,782   1,553,634
  First Data                                               11,900     517,650
 +Fiserv                                                   18,700     651,882
 +Google Class A                                            1,300     168,480
 +Intuit                                                   12,650     574,310
  Microsoft                                               170,148   4,704,592

                                                       Number of     Market
                                                        Shares    Value (U.S.$)

COMMON STOCK (continued)
Computers & Technology (continued)
 +Oracle                                                   34,700 $   391,416
  SAP (Germany)                                             2,900     452,026
 +SunGard Data Systems                                      6,300     149,751
 +Veritas Software                                         21,000     373,800
                                                                  -----------
                                                                   13,550,364
                                                                  -----------
Consumer Products - 3.12%
  Gillette                                                  3,950     164,873
  Procter & Gamble                                         54,300   2,938,716
  Tyco International                                       57,990   1,777,973
                                                                  -----------
                                                                    4,881,562
                                                                  -----------
Electronics & Electrical Equipment - 4.24%
  General Electric                                        165,470   5,556,482
  Samsung Electronics (Republic of Korea)                   2,730   1,085,836
                                                                  -----------
                                                                    6,642,318
                                                                  -----------
Energy - 2.36%
  Baker Hughes                                             25,000   1,093,000
  ChevronTexaco                                            16,200     868,968
  Exxon Mobil                                              16,500     797,445
  Schlumberger                                             13,800     928,878
                                                                  -----------
                                                                    3,688,291
                                                                  -----------
Food, Beverage & Tobacco - 2.48%
  Altria Group                                              7,200     338,688
  Coca-Cola                                                15,350     614,768
  Compass Group (United Kingdom)                           78,600     313,619
  Monsanto                                                 35,431   1,290,397
  PepsiCo                                                  17,527     852,688
  Sysco                                                    16,000     478,720
                                                                  -----------
                                                                    3,888,880
                                                                  -----------
Healthcare & Pharmaceuticals - 17.92%
 +Amgen                                                    15,180     860,402
  Biomet                                                    7,350     344,568
 +Boston Scientific                                        65,341   2,595,998
  Cardinal Health                                           3,500     153,195
 +Forest Laboratories                                      12,090     543,808
 +Genentech                                                62,670   3,285,161
 +Gilead Sciences                                          16,660     622,751
  Guidant                                                   4,400     290,576
  Johnson & Johnson                                        14,500     816,785
  Medtronic                                                37,560   1,949,364
  Pfizer                                                   44,200   1,352,520
  Quest Diagnostics                                         9,484     836,678
 +St. Jude Medical                                         13,717   1,032,479
  Synthes (Switzerland)                                    10,760   1,171,907
  Teva Pharmaceutical Industries ADR                       14,500     376,275
  UnitedHealth Group                                      112,182   8,272,301
 +Wellpoint Health Networks                                11,800   1,240,062
  Wyeth                                                    11,700     437,580
 +Zimmer Holdings                                          23,707   1,873,801
                                                                  -----------
                                                                   28,056,211
                                                                  -----------
Home Builders - 0.88%
  Lennar                                                   23,306   1,109,365
  MDC Holdings                                              3,647     266,596
                                                                  -----------
                                                                    1,375,961
                                                                  -----------

STATEMENTS                                         OPTIMUM LARGE CAP GROWTH FUND
  OF NET ASSETS (CONTINUED)


                                                       Number of     Market
                                                        Shares    Value (U.S.$)

COMMON STOCK (continued)
Industrial Machinery - 1.76%
  Caterpillar                                              34,157 $ 2,747,931
                                                                  -----------
                                                                    2,747,931
                                                                  -----------
Insurance - 1.98%
  ACE Limited                                              10,200     408,612
  American International Group                             25,600   1,740,544
  Hartford Financial Services                              11,450     709,099
  St. Paul Travelers                                        7,285     240,842
                                                                  -----------
                                                                    3,099,097
                                                                  -----------
Internet Services - 3.06%
 +eBay                                                     39,623   3,642,939
 +IAC/InterActiveCorp                                      23,500     517,470
 +Yahoo                                                    18,300     620,553
                                                                  -----------
                                                                    4,780,962
                                                                  -----------
Leisure, Lodging & Entertainment - 4.53%
  Carnival                                                 18,150     858,314
  Four Seasons Hotels                                       5,574     357,293
  Harley-Davidson                                           8,900     529,016
  International Game Technology                            30,550   1,098,273
  Mandalay Resort Group                                    10,958     752,267
 +MGM MIRAGE                                                5,515     273,820
  Royal Caribbean Cruises                                  42,791   1,865,687
 +Wynn Resorts                                             26,082   1,348,178
                                                                  -----------
                                                                    7,082,848
                                                                  -----------
Metals & Mining - 0.96%
  BHP Billiton (Australia)                                 42,700     444,151
  Nucor                                                     5,550     507,104
  Rio Tinto (United Kingdom)                               20,300     545,865
                                                                  -----------
                                                                    1,497,120
                                                                  -----------
Retail - 9.61%
 +Bed Bath & Beyond                                        25,352     940,813
  Best Buy                                                 17,200     932,928
  CVS                                                      17,972     757,160
  Family Dollar Stores                                     13,500     365,850
  Home Depot                                               27,550   1,079,960
  Inditex (Spain)                                           8,800     217,499
  Kingfisher (United Kingdom)                              42,200     235,580
 +Kohl's                                                    8,500     409,615
  Lowe's                                                   42,712   2,321,397
 +Starbucks                                                36,122   1,642,106
  Target                                                   28,100   1,271,525
  Tiffany                                                  20,754     637,978
  Walgreen                                                 17,100     612,693
  Wal-Mart de Mexico ADR                                    7,100     240,662
  Wal-Mart de Mexico - Series V (Mexico)                   34,000     115,247
  Wal-Mart Stores                                          61,421   3,267,597
                                                                  -----------
                                                                   15,048,610
                                                                  -----------
Software & Services - 0.39%
 +Mercury Interactive                                       9,700     338,336
 +Red Hat                                                  21,700     265,608
                                                                  -----------
                                                                      603,944
                                                                  -----------

                                                       Number of     Market
                                                        Shares    Value (U.S.$)

COMMON STOCK (continued)
Technology/Semiconductors - 1.82%
  Analog Devices                                           10,700   $ 414,946
 +Applied Materials                                        18,150     299,294
  Intel                                                    37,700     756,261
  Maxim Integrated Products                                10,650     450,389
 +QLogic                                                    8,400     248,724
  Texas Instruments                                        10,900     231,952
  Xilinx                                                   16,300     440,100
                                                                  -----------
                                                                    2,841,666
                                                                  -----------
Telecommunications - 5.86%
 +Cisco Systems                                            43,800     792,780
 +Corning                                                  40,000     443,200
 +Crown Castle International                               23,800     354,144
 +Juniper Networks                                         21,400     505,040
  Motorola                                                 34,096     615,092
 +Nextel Communications Class A                            41,850     997,704
  QUALCOMM                                                 98,232   3,834,977
  Verizon Communications                                   21,867     861,122
  Vodafone Group (United Kingdom)                         200,400     480,490
  Vodafone Group  ADR                                      11,750     283,293
                                                                  -----------
                                                                    9,167,842
                                                                  -----------
Textiles, Apparel & Furniture - 1.57%
  Hermes International (France)                             1,495     283,532
  NIKE                                                     27,630   2,177,244
                                                                  -----------
                                                                    2,460,776
                                                                  -----------
Transportation & Shipping - 2.71%
  FedEx                                                    39,330   3,370,188
  United Parcel Service Class B                            11,390     864,729
                                                                  -----------
                                                                    4,234,917
                                                                  -----------
TOTAL COMMON STOCK (cost $146,321,650)                            151,154,660
                                                                  -----------

                                                        Principal
                                                         Amount
REPURCHASE AGREEMENTS - 3.37%
  With BNP Paribas 1.70% 10/1/04
    (dated 9/30/04, to be repurchased
    at $2,785,129 collateralized by
    $2,324,000 U.S. Treasury Bills
    due 2/24/05, market value
    $2,370,642 and $461,000
    U.S. Treasury Bills due 3/17/05,
    market value $470,254)                             $2,785,000   2,785,000
  With UBS Warburg 1.68% 10/1/04
    (dated 9/30/04, to be repurchased
    at $2,486,114 collateralized by
    $540,000 U.S. Treasury Notes
    5.875% due 11/15/05, market
    value $573,806, $771,000
    U.S. Treasury Notes 1.875%
    due 1/31/06, market value
    $768,325 and $1,081,000
    U.S. Treasury Notes 5.625% due
    5/15/08, market value $1,197,773)                   2,486,000   2,486,000
                                                                  -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $5,271,000)                                                 5,271,000
                                                                  -----------

STATEMENTS                                         OPTIMUM LARGE CAP GROWTH FUND
  OF NET ASSETS (CONTINUED)


TOTAL MARKET VALUE OF SECURITIES - 99.96%
(cost $151,592,650)                                              $156,425,660
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 0.04%                                           66,862
                                                                 ------------
NET ASSETS APPLICABLE TO 16,528,597 SHARES
  OUTSTANDING - 100.00%                                          $156,492,522
                                                                 ============

Net Asset Value Optimum Large Cap Growth Fund Class A
  ($15,894,479/1,676,739 Shares)                                        $9.48
                                                                        -----
Net Asset Value Optimum Large Cap Growth Fund Class B
  ($6,258,749/665,169 Shares)                                           $9.41
                                                                        -----
Net Asset Value Optimum Large Cap Growth Fund Class C
  ($58,267,358/6,193,537 Shares)                                        $9.41
                                                                        -----
Net Asset Value Optimum Large Cap Growth Fund
  Institutional Class
  ($76,071,936/7,993,152 Shares)                                        $9.52
                                                                        -----

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2004:++
Shares of beneficial interest
  (unlimited authorization -- no par)                            $153,092,338
Net investment loss*                                                     (412)
Accumulated net realized loss on investments                       (1,432,370)
Net unrealized appreciation of investments                          4,832,966
                                                                 ------------
Total net assets                                                 $156,492,522
                                                                 ============

 *Net operating loss includes net realized gains(losses) on foreign currencies.
  Net realized gains(losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
 +Non-income producing security for the period ended September 30, 2004
++See Note 4 in "Notes to Financial Statements" for details of reclassification of components of net assets.

SUMMARY OF ABBREVIATIONS:
ADR -- American Depositary Receipts

Net Asset Value and Offering Price per Share -
  Optimum Large Cap Growth Fund
Net asset value Class A (A)                                             $9.48
Sales charge (5.75% of offering price, or 6.12% of
  the amount invested per share) (B)                                     0.58
                                                                       ------
Offering price                                                         $10.06
                                                                       ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENTS                                        OPTIMUM LARGE CAP VALUE FUND
  OF NET ASSETS (CONTINUED)                       September 30, 2004 (Unaudited)


                                                       Number of     Market
                                                        Shares    Value (U.S.$)

COMMON STOCK - 95.32%
Aerospace & Defense - 2.66%
  Honeywell International                                   5,570   $ 199,740
  Lockheed Martin                                          22,970   1,281,267
  Northrop Grumman                                         33,810   1,803,087
  Raytheon                                                 16,390     622,492
                                                                  -----------
                                                                    3,906,586
                                                                  -----------
Automobiles & Automotive Parts - 1.65%
  Honda Motor ADR                                          58,730   1,430,663
  Magna International Class A                              13,350     988,968
                                                                  -----------
                                                                    2,419,631
                                                                  -----------
Banking & Finance - 17.33%
  American Express                                         17,640     907,754
  Bank of America                                          91,806   3,977,955
  Citigroup                                                94,710   4,178,606
  Fannie Mae                                               23,940   1,517,796
  Franklin Resources                                        4,340     241,998
  Freddie Mac                                              17,670   1,152,791
  Goldman Sachs Group                                      19,450   1,813,518
  JP Morgan Chase                                          80,591   3,201,888
  Lehman Brothers Holdings                                 18,280   1,457,282
  MBNA                                                     11,390     287,028
  Mellon Financial                                         40,860   1,131,413
  Merrill Lynch                                            46,330   2,303,528
  PNC Financial Services Group                             27,500   1,487,750
  SunTrust Banks                                           24,910   1,753,913
                                                                  -----------
                                                                   25,413,220
                                                                  -----------
Basic Industry/Capital Goods - 2.07%
  Archer-Daniels-Midland                                   67,840   1,151,923
  Ingersoll-Rand Class A                                    7,730     525,408
  Monsanto                                                 17,750     646,455
  Parker Hannifin                                          12,080     711,029
                                                                  -----------
                                                                    3,034,815
                                                                  -----------
Buildings & Materials - 0.41%
  Masco                                                    17,280     596,678
                                                                  -----------
                                                                      596,678
                                                                  -----------
Business Services - 1.50%
 *Accenture Limited Class A                                52,430   1,418,232
  Equifax                                                  22,940     604,698
 *Interpublic Group                                        16,100     170,499
                                                                  -----------
                                                                    2,193,429
                                                                  -----------
Cable, Media & Publishing - 5.79%
  Clear Channel Communications                             34,690   1,081,287
 *Comcast Special Class A                                  37,750   1,053,980
 *Cox Communications Class A                                8,620     285,581
  Disney (Walt)                                            59,820   1,348,941
  Reed Elsevier (United Kingdom)                           83,900     737,092
 *Time Warner                                             117,030   1,888,864
  Tribune                                                  20,610     848,102
  Viacom Class B                                           37,230   1,249,439
                                                                  -----------
                                                                    8,493,286
                                                                  -----------

                                                       Number of     Market
                                                        Shares    Value (U.S.$)

COMMON STOCK (continued)
Chemicals - 5.04%
  Air Products & Chemicals                                 15,750   $ 856,485
  Bayer ADR                                                63,770   1,749,212
  Dow Chemical                                             37,000   1,671,660
  duPont (E.I.) deNemours                                  26,590   1,138,052
  PPG Industries                                           19,630   1,202,926
  Praxair                                                   3,550     151,727
  Syngenta (Switzerland)                                    6,470     616,585
                                                                  -----------
                                                                    7,386,647
                                                                  -----------
Computers & Technology - 3.60%
  Automatic Data Processing                                17,490     722,687
  Computer Associates International                        24,310     639,353
  First Data                                               15,810     687,735
 *Fiserv                                                    4,200     146,412
  Hewlett-Packard                                          50,050     938,437
  International Business Machines                          10,810     926,849
  Microsoft                                                26,440     731,066
 *SunGard Data Systems                                     20,680     491,564
                                                                  -----------
                                                                    5,284,103
                                                                  -----------
Consumer Non-Durables - 0.13%
  Hasbro                                                   10,420     195,896
                                                                  -----------
                                                                      195,896
                                                                  -----------
Consumer Products - 2.76%
  Colgate-Palmolive                                         5,260     237,647
  General Electric                                         33,280   1,117,542
  Kimberly-Clark                                           41,650   2,690,174
                                                                  -----------
                                                                    4,045,363
                                                                  -----------
Electronics & Electrical Equipment - 0.61%
  Emerson Electric                                         14,400     891,216
                                                                  -----------
                                                                      891,216
                                                                  -----------
Energy - 12.55%
  BP ADR                                                   66,380   3,818,840
  ConocoPhillips                                           37,520   3,108,532
  Devon Energy                                              4,660     330,907
  EOG Resources                                             5,710     376,004
  Exxon Mobil                                              62,280   3,009,992
  GlobalSantaFe                                             5,820     178,383
  National Fuel Gas                                         8,250     233,723
 *Noble                                                    15,840     712,008
  Royal Dutch Petroleum                                    29,120   1,502,592
  Schlumberger                                             34,860   2,346,427
  Total ADR                                                 8,640     882,749
  Unocal                                                   26,080   1,121,440
  Valero Energy                                             9,730     780,443
                                                                  -----------
                                                                   18,402,040
                                                                  -----------
Food, Beverage & Tobacco - 5.29%
  Altria Group                                             46,360   2,180,773
  Cadbury Schweppes                                        24,870     768,732
  Coca-Cola                                                24,020     962,001
  Diageo                                                   25,630     320,245
  Heinz (H.J.)                                             16,740     602,975
  Kellogg                                                  27,010   1,152,247
  Kraft Foods Class A                                      24,130     765,404
  PepsiCo                                                   5,030     244,710
  Sara Lee                                                 33,100     756,666
                                                                  -----------
                                                                    7,753,753
                                                                  -----------

STATEMENTS                                          OPTIMUM LARGE CAP VALUE FUND
  OF NET ASSETS (CONTINUED)


                                                       Number of     Market
                                                        Shares    Value (U.S.$)

COMMON STOCK (continued)
Healthcare & Pharmaceuticals - 8.51%
  Abbott Laboratories                                      21,740 $   920,906
  Bausch & Lomb                                            12,460     827,967
  Baxter International                                     11,520     370,483
  Bristol-Myers Squibb                                     94,720   2,242,023
  Guidant                                                   2,450     161,798
  Johnson & Johnson                                        26,200   1,475,846
  Lilly (Eli)                                               3,460     207,773
  Merck & Company                                           5,470     180,510
  Novartis                                                 11,460     534,133
  Pfizer                                                   16,560     506,736
  Roche Holding (Switzerland)                               6,910     713,854
  Roche Holding ADR                                        13,520   1,396,716
  Sanofi-Anentis ADR                                        7,880     288,487
  Schering-Plough                                          73,880   1,408,153
  Wyeth                                                    33,410   1,249,534
                                                                  -----------
                                                                   12,484,919
                                                                  -----------
Industrial - 0.70%
  Cooper Industries                                         7,510     443,090
  Deere                                                     7,925     511,558
  Finning International (Canada)                            3,070      76,050
                                                                  -----------
                                                                    1,030,698
                                                                  -----------
Insurance - 7.21%
  AFLAC                                                     8,280     324,659
  Allstate                                                 22,690   1,088,893
  Chubb                                                    28,270   1,986,816
  Cigna                                                    10,220     711,619
  Hartford Financial Services                              28,280   1,751,380
  Marsh & McLennan                                          3,770     172,515
  MetLife                                                  57,760   2,232,423
  Prudential Financial                                     18,340     862,714
  St. Paul Travelers                                       43,447   1,436,358
                                                                  -----------
                                                                   10,567,377
                                                                  -----------
Leisure, Lodging & Entertainment - 0.94%
  Hilton Hotels                                            15,710     295,976
  Marriott International Class A                           12,920     671,324
  Starwood Hotels & Resorts Worldwide                       8,720     404,782
                                                                  -----------
                                                                    1,372,082
                                                                  -----------
Metals & Mining - 0.63%
  Newmont Mining                                           20,340     926,080
                                                                  -----------
                                                                      926,080
                                                                  -----------
Packaging & Containers - 0.23%
 *Smurfit-Stone Container                                  17,140     332,002
                                                                  -----------
                                                                      332,002
                                                                  -----------
Paper & Forest Products - 1.28%
  Bowater                                                   6,740     257,401
  International Paper                                      26,730   1,080,158
  Temple-Inland                                             8,110     544,587
                                                                  -----------
                                                                    1,882,146
                                                                  -----------

                                                       Number of     Market
                                                        Shares    Value (U.S.$)

COMMON STOCK (continued)
Retail - 2.51%
  Gap                                                      35,560   $ 664,972
 *Kohl's                                                   12,730     613,459
  McDonald's                                               36,460   1,021,973
  Target                                                   17,430     788,708
  TJX                                                      27,030     595,741
                                                                  -----------
                                                                    3,684,853
                                                                  -----------
Semiconductors - 0.14%
 *Novellus Systems                                          7,710     205,009
                                                                  -----------
                                                                      205,009
                                                                  -----------
Telecommunications - 5.05%
 *AT&T Wireless Services                                   35,810     529,272
  Motorola                                                 22,320     402,653
  SBC Communications                                       18,680     484,746
  Sprint Group                                            124,280   2,501,756
  Verizon Communications                                   64,660   2,546,311
  Vodafone Group (United Kingdom)                         390,300     935,804
                                                                  -----------
                                                                    7,400,542
                                                                  -----------
Transportation & Shipping - 1.95%
  Burlington Northern Santa Fe                             17,830     683,067
  Norfolk Southern                                         44,950   1,336,813
  Union Pacific                                            14,340     840,324
                                                                  -----------
                                                                    2,860,204
                                                                  -----------
Utilities - 4.78%
  Cinergy                                                  10,350     409,860
  Consolidated Edison                                      10,960     460,758
  Dominion Resources                                       14,390     938,948
  Edison International                                     14,770     391,553
  Energy East                                              15,790     397,592
  Entergy                                                  22,480   1,362,513
  Exelon                                                   29,230   1,072,449
  FirstEnergy                                              21,140     868,431
  KeySpan                                                   6,990     274,008
  PPL                                                       7,210     340,168
  TXU                                                      10,260     491,659
                                                                  -----------
                                                                    7,007,939
                                                                  -----------
TOTAL COMMON STOCK (cost $135,663,269)                            139,770,514
                                                                  -----------

STATEMENTS                                          OPTIMUM LARGE CAP VALUE FUND
  OF NET ASSETS (CONTINUED)


                                                       Principal     Market
                                                        Amount    Value (U.S.$)

REPURCHASE AGREEMENTS - 4.18%
  With BNP Paribas 1.70% 10/1/04
    (dated 9/30/04, to be repurchased
    at $3,236,153 collateralized by
    $2,776,000 U.S. Treasury Bills
    due 2/24/05, market value
    $2,754,730 and $551,000
    U.S. Treasury Bills due 3/17/05,
    market value $546,443)                             $3,236,000 $ 3,236,000
  With UBS Warburg 1.68% 10/1/04
    (dated 9/30/04, to be repurchased
    at $2,889,135 collateralized by
    $628,000 U.S. Treasury Notes
    5.875% due 11/15/05, market value
    $666,773, $896,000 U.S. Treasury
    Notes 1.875% due 1/31/06, market
    value $892,808 and $1,256,000
    U.S. Treasury Notes 5.625% due
    5/15/08, market value $1,391,834)                   2,889,000   2,889,000
                                                                 ------------
TOTAL REPURCHASE AGREEMENTS
  (cost $6,125,000)                                                 6,125,000
                                                                 ------------

TOTAL MARKET VALUE OF SECURITIES - 99.50%
  (cost $141,788,269)                                             145,895,514
RECEIVABLES AND OTHER ASSETS NET
  OF LIABILITIES - 0.50%                                              739,182
                                                                 ------------
NET ASSETS APPLICABLE TO 14,765,318 SHARES
  OUTSTANDING - 100.00%                                          $146,634,696
                                                                 ============

Net Asset Value - Optimum Large Cap Value Fund Class A
  ($16,205,347 / 1,629,243 Shares)                                      $9.95
                                                                        -----
Net Asset Value - Optimum Large Cap Value Fund Class B
  ($6,394,253 / 646,016 Shares)                                         $9.90
                                                                        -----
Net Asset Value - Optimum Large Cap Value Fund Class C
  ($60,505,956 / 6,115,195 Shares)                                      $9.89
                                                                        -----
Net Asset Value - Optimum Large Cap Value Fund
  Institutional Class ($63,529,140 / 6,374,864 Shares)                  $9.97
                                                                        -----

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2004:
Shares of beneficial interest
  (unlimited authorization -- no par)                            $141,652,554
Undistributed net investment income+                                  230,160
Accumulated net realized gain on investments                          644,214
Net unrealized appreciation of investments                          4,107,768
                                                                 ------------
Total net assets                                                 $146,634,696
                                                                 ============

 *Non-income producing security for the period ended September 30, 2004 +Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gain (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

SUMMARY OF ABBREVIATIONS:
ADR -- American Depositary Receipts

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  OPTIMUM LARGE CAP VALUE FUND
Net asset value Class A (A)                                             $9.95
Sales charge (5.75% of offering price, or 6.13% of
  the amount invested per share) (B)                                     0.61
                                                                       ------
Offering price                                                         $10.56
                                                                       ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENTS                                        OPTIMUM SMALL CAP GROWTH FUND
  OF NET ASSETS (CONTINUED)                       September 30, 2004 (Unaudited)


                                                       Number of      Market
                                                        Shares         Value

COMMON STOCK - 96.08%
Aerospace & Defense - 1.04%
 *Innovative Solutions and Support                          5,262 $   129,077
 *MTC Technologies                                          7,763     214,492
                                                                  -----------
                                                                      343,569
                                                                  -----------
Automobiles & Automotive Parts - 0.76%
 *A.S.V.                                                    6,731     251,941
                                                                  -----------
                                                                      251,941
                                                                  -----------
Banking & Finance - 3.49%
 *AmeriCredit                                              22,500     469,800
 *Portfolio Recovery Associates                             7,902     232,240
  TCF Financial                                             8,400     254,436
 *World Acceptance                                          8,500     197,625
                                                                  -----------
                                                                    1,154,101
                                                                  -----------
Basic Industry/Capital Goods - 4.35%
 *Ceradyne                                                 10,899     478,575
 *ESCO Technologies                                         9,000     609,840
  Pentair                                                  10,000     349,100
                                                                  -----------
                                                                    1,437,515
                                                                  -----------
Buildings & Materials - 1.81%
  Chicago Bridge & Iron                                    14,500     434,855
 *Trex                                                      3,703     163,969
                                                                  -----------
                                                                      598,824
                                                                  -----------
Cable, Media & Publishing - 2.72%
 *Greenfield Online                                         8,629     175,255
 *Mediacom Communications                                  13,600      88,808
 *Spanish Broadcasting System Class A                      36,400     358,176
 *Ventiv Health                                            16,264     275,675
                                                                  -----------
                                                                      897,914
                                                                  -----------
Chemicals - 0.47%
 *Scotts                                                    2,400     153,960
                                                                  -----------
                                                                      153,960
                                                                  -----------
Commercial Services & Supplies - 4.96%
  Central Parking                                          22,000     290,840
 *Coinstar                                                 14,000     326,200
 *Euronet Worldwide                                        14,192     265,674
 *First Health Group                                       25,100     403,859
 *SFBC International                                       13,411     352,830
                                                                  -----------
                                                                    1,639,403
                                                                  -----------
Consumer Durable/Cyclical - 2.32%
 *Aviall                                                   17,000     346,800
 *Central European District                                18,861     421,355
                                                                  -----------
                                                                      768,155
                                                                  -----------
Electronics & Electrical Equipment - 1.83%
  BEI Technologies                                          5,034     137,932
  CTS                                                      37,000     466,200
                                                                  -----------
                                                                      604,132
                                                                  -----------

                                                       Number of      Market
                                                        Shares         Value

COMMON STOCK (continued)
Energy - 7.19%
 *Carrizo Oil & Gas                                        35,302 $   337,840
 *FMC Technologies                                         11,000     367,400
 *Meridian Resource                                        10,409      91,911
 *Newpark Resources                                        37,000     222,000
 *Petroleum Development                                     2,129      93,293
 *Quicksilver Resources                                    16,600     542,323
  Western Gas Resources                                    17,800     508,902
 *Whiting Petroleum                                         7,036     213,894
                                                                  -----------
                                                                    2,377,563
                                                                  -----------
Environmental Services - 0.59%
 *Cuno                                                      3,400     196,350
                                                                  -----------
                                                                      196,350
                                                                  -----------
Food, Beverage & Tobacco - 0.78%
 *Hansen Natural                                           10,652     256,926
                                                                  -----------
                                                                      256,926
                                                                  -----------
Healthcare & Pharmaceuticals - 16.77%
 *Able Laboratories                                         4,395      84,208
 *Advanced Neuromodulation Systems                          3,576     108,532
 *American Healthways                                       7,107     206,885
 *Anika Therapeutics                                       15,854     218,785
 *Arthrocare                                                5,541     162,296
 *BioVeris                                                  1,700      10,557
 *Bone Care International                                   9,698     235,661
 *Centene                                                   6,581     280,219
 *Connetics                                                10,942     295,653
 *CTI Molecular Imaging                                    21,600     174,312
  Diagnostic Products                                       8,000     326,960
 *Draxis Health                                            72,837     349,618
 *Edwards Lifesciences                                      6,000     201,000
 *Gen-Probe                                                 2,510     100,074
 *HealthExtras                                             10,281     143,317
 *Inkine Pharmaceutical                                    24,229     123,083
 *Kensey Nash                                              10,657     279,107
 *Kos Pharmaceuticals                                       6,549     233,210
 *Kyphon                                                    8,344     206,764
  LCA-VISION                                               15,879     409,518
 *Lifecell                                                  9,330      93,300
 *Lincare Holdings                                          3,500     103,985
 *Martek Biosciences                                        5,339     259,689
 *Merge Technologies                                       12,768     220,376
 *Third Wave Technologies                                  30,897     212,571
 *United Therapeutics                                       5,070     177,095
 *USANA Health Sciences                                     9,552     332,410
                                                                  -----------
                                                                    5,549,185
                                                                  -----------
Industrial Machinery - 1.97%
 *Gehl                                                      9,199     181,680
  JLG Industries                                           16,187     271,942
 *UNOVA                                                    14,000     196,700
                                                                  -----------
                                                                      650,322
                                                                  -----------

STATEMENTS                                         OPTIMUM SMALL CAP GROWTH FUND
  OF NET ASSETS (CONTINUED)


                                                       Number of      Market
                                                        Shares         Value

COMMON STOCK (continued)
Insurance - 2.48%
  HCC Insurance Holdings                                   18,700 $   563,805
 *Markel                                                      500     154,200
 *United National Group Class A                             7,000     101,640
                                                                  -----------
                                                                      819,645
                                                                  -----------
Internet Services - 7.89%
 *answerthink                                              42,800     228,980
 *aQuantive                                                47,584     459,185
 *Ask Jeeves                                                3,814     124,756
 *Ctrip.Com International ADR                               6,084     211,115
 *Digital River                                             6,583     196,042
 *E.piphany                                                21,900      88,257
 *eResearch Technology                                     17,872     238,234
 *RADVision                                                10,210      98,322
 *RightNow Technologies                                    17,500     219,275
 *Sohu.Com                                                  9,905     164,720
 *SupportSoft.Com                                          25,246     245,896
 *ValueClick                                               35,550     335,592
                                                                  -----------
                                                                    2,610,374
                                                                  -----------
Leisure, Lodging & Entertainment - 1.69%
 *Pegasus Solutions                                        47,000     560,240
                                                                  -----------
                                                                      560,240
                                                                  -----------
Real Estate - 0.42%
 *Desarrolladora Homex ADR                                  6,712     138,603
                                                                  -----------
                                                                      138,603
                                                                  -----------
Retail - 3.79%
 *Aeropostale                                              15,450     404,790
 *Chico's Fas                                               8,344     285,365
  Christopher & Banks                                       7,950     127,280
 *PETCO Animal Supplies                                    13,300     434,377
                                                                  -----------
                                                                    1,251,812
                                                                  -----------
Technology/Hardware - 0.58%
 *Synaptics                                                 9,432     190,149
                                                                  -----------
                                                                      190,149
                                                                  -----------
Technology/Semiconductors - 9.16%
 *Artisan Components                                       10,276     299,134
 *Integrated Circuit Systems                                9,800     210,700
 *Integrated Silicon Solution                              17,242     125,349
 *IXYS                                                     20,000     143,600
 *Leadis Technology                                        15,297     172,550
 *Omnivision Technologies                                  20,037     283,524
 *Pericom Semiconductor                                    49,000     473,339
 *Pixelworks                                               19,051     190,701
 *Rudolph Technologies                                      9,451     158,210
 *Silicon Image                                            30,943     391,120
 *Tessera Technologies                                     18,487     408,563
 *Veeco Instruments                                         8,325     174,575
                                                                  -----------
                                                                    3,031,365
                                                                  -----------

                                                       Number of      Market
                                                        Shares         Value

COMMON STOCK (continued)
Technology/Software - 5.99%
 *Altiris                                                  14,303 $   452,690
*+Indus International                                      80,000     126,400
 *Infocrossing                                              5,598      88,532
 *JDA Software Group                                        8,600      93,052
 *MAPICS                                                   29,400     266,070
  NDCHealth                                                 6,300     101,115
 *Novell                                                   50,400     318,024
 *PeopleSoft                                                7,500     148,875
 *SeaChange International                                  12,300     196,677
 *Ulticom                                                  12,862     189,972
                                                                  -----------
                                                                    1,981,407
                                                                  -----------
Telecommunications - 9.10%
 *3Com                                                     70,000     295,400
 *Alvarion Limited                                         14,238     184,240
 *American Tower Class A                                   13,400     205,690
 *Andrew                                                   18,200     222,768
  Applied Signal Technology                                 6,523     208,671
 *AudioCodes                                               13,096     164,879
 *Crown Castle International                               18,400     273,792
 *Ditech Communications                                    15,876     355,463
 *SafeNet                                                  10,006     263,958
 *Sierra Wireless                                          11,277     200,731
 *Symmetricom                                              25,000     236,500
 *Viasat Inc                                                9,499     190,930
 *Western Wireless Class A                                  8,200     210,822
                                                                  -----------
                                                                    3,013,844
                                                                  -----------
Textiles, Apparel & Furniture - 0.69%
 *DHB Industries                                           15,955     226,561
                                                                  -----------
                                                                      226,561
                                                                  -----------
Utilities - 3.24%
  Northeast Utilities                                      27,000     523,530
  Oneok                                                    21,000     546,420
                                                                  -----------
                                                                    1,069,950
                                                                  -----------
TOTAL COMMON STOCK (cost $30,011,412)                              31,773,810
                                                                  -----------

STATEMENTS                                         OPTIMUM SMALL CAP GROWTH FUND
  OF NET ASSETS (CONTINUED)


                                                       Principal      Market
                                                        Amount         Value

REPURCHASE AGREEMENTS - 3.79%
  With BNP Paribas 1.70% 10/1/04
    (dated 9/30/04, to be repurchased
    at $662,631 collateralized by
    $568,000 U.S. Treasury Bills due
    2/24/05, market value $563,989
    and $113,000 U.S. Treasury Bills
    due 3/17/05, market value $111,876)                  $662,600    $662,600
  With UBS Warburg 1.68% 10/1/04
    (dated 9/30/04, to be repurchased
    at $591,428 collateralized by
    $128,600 U.S. Treasury Notes
    5.875% due 11/15/05, market value
    $136,512, $183,400 U.S. Treasury
    Notes 1.875% due 1/31/06, market
    value $182,789 and $257,200
    U.S. Treasury Notes 5.625% due
    5/15/08, market value $284,957)                       591,400     591,400
                                                                  -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $1,254,000)                                                 1,254,000
                                                                  -----------

TOTAL MARKET VALUE OF SECURITIES - 99.87%
  (cost $31,265,412)                                               33,027,810
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 0.13%                41,556
                                                                  -----------
NET ASSETS APPLICABLE TO 3,098,157 SHARES
  OUTSTANDING - 100.00%                                           $33,069,366
                                                                  ===========

Net Asset Value - Optimum Small Cap Growth Fund
  Class A ($3,508,306 / 328,415 Shares)                                $10.68
                                                                       ------
Net Asset Value - Optimum Small Cap Growth Fund
  Class B ($1,329,451 / 125,277 Shares)                                $10.61
                                                                       ------
Net Asset Value - Optimum Small Cap Growth Fund
  Class C ($11,906,637 / 1,121,901 Shares)                             $10.61
                                                                       ------
Net Asset Value - Optimum Small Cap Growth Fund
  Institutional Class ($16,324,972 / 1,522,564 Shares)                 $10.72
                                                                       ------

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2004:
Shares of beneficial interest
  (unlimited authorization -- no par)                             $31,853,866
Accumulated net realized loss on investments                         (546,898)
Net unrealized appreciation of investments                          1,762,398
                                                                  -----------
Total net assets                                                  $33,069,366
                                                                  ===========

 *Non-income producing security for the period ended September 30, 2004.

 +Securities exempt from registration under Rule 144A of the Securities Act of 1933.
  See Note 9 in "Notes to Financial Statements."

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  OPTIMUM SMALL CAP GROWTH FUND
Net asset value Class A (A)                                            $10.68
Sales charge (5.75% of offering price, or 6.09% of
  the amount invested per share) (B)                                     0.65
                                                                       ------
Offering Price                                                         $11.33
                                                                       ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENTS                                        OPTIMUM SMALL CAP VALUE FUND
  OF NET ASSETS (CONTINUED)                       September 30, 2004 (Unaudited)



                                                        Number of     Market
                                                         Shares        Value

COMMON STOCK - 88.01%
Aerospace & Defense - 0.93%
  Honeywell International                                     8,500  $  304,810
                                                                     ----------
                                                                        304,810
                                                                     ----------
Airlines - 0.91%
 *AirTran Holdings                                           12,500     124,500
 *FLYi                                                       44,300     173,213
                                                                     ----------
                                                                        297,713
                                                                     ----------
Automobiles & Automotive Parts - 1.87%
 *Group 1 Automotive                                          4,200     114,576
 *Hayes Lemmerz International                                19,700     200,152
 *Navistar International                                      8,000     297,520
                                                                     ----------
                                                                        612,248
                                                                     ----------
Banking & Finance - 0.31%
 *AmeriCredit                                                 4,800     100,224
                                                                     ----------
                                                                        100,224
                                                                     ----------
Basic Industry/Capital Goods - 3.15%
  Acuity Brands                                               8,000     190,160
 *ESCO Technologies                                           4,500     304,920
  Federal Signal                                             10,000     185,800
  Harsco                                                      4,000     179,600
  Smith (A.O.)                                                7,000     170,450
                                                                     ----------
                                                                      1,030,930
                                                                     ----------
Buildings & Materials - 0.73%
  ElkCorp                                                     8,600     238,736
                                                                     ----------
                                                                        238,736
                                                                     ----------
Business Services - 0.77%
  John H. Harland                                             8,000     250,800
                                                                     ----------
                                                                        250,800
                                                                     ----------
Chemicals - 9.31%
  Agrium                                                     23,500     417,359
  Ashland                                                     5,800     325,264
  Cytec Industries                                            7,500     367,125
  Engelhard                                                  11,700     331,695
  Fuller (H.B.)                                              11,500     315,100
 *Hercules                                                   28,000     399,000
  IMC Global                                                 20,500     356,495
  Lubrizol                                                    9,200     318,320
 *Westlake Chemical                                          10,000     223,000
                                                                     ----------
                                                                      3,053,358
                                                                     ----------
Commercial Services & Supplies - 4.50%
  Bowne & Company                                            15,800     205,242
  Donnelley (R.R.) & Sons                                     4,725     147,987
  Kelly Services                                             15,600     416,676
  Moneygram International                                    11,000     187,880
 *Spherion                                                   36,500     285,430
 *Team                                                       15,000     231,900
                                                                     ----------
                                                                      1,475,115
                                                                     ----------
Consumer Durables - 7.25%
  Beazer Homes USA                                            6,400     684,096
  Brookfield Homes                                            5,900     155,465
  Furniture Brands International                             26,200     657,096
  M/I Homes                                                   4,200     178,248
 *Toll Brothers                                               1,700      78,761
 *WCI Communities                                            26,800     624,440
                                                                     ----------
                                                                      2,378,106
                                                                     ----------

                                                        Number of     Market
                                                         Shares        Value
COMMON STOCK (continued)
Consumer Products - 2.55%
 *Del Monte Foods                                            11,300  $  118,537
  Newell Rubbermaid                                          19,000     380,760
  Walter Industries                                          21,000     336,420
                                                                     ----------
                                                                        835,717
                                                                     ----------
Electronics & Electrical Equipment - 1.62%
 *Mettler-Toledo International                                2,400     113,328
  Symbol Technologies                                        18,000     227,520
 *Thermo Electron                                             7,000     189,140
                                                                     ----------
                                                                        529,988
                                                                     ----------
Energy - 1.35%
 *Forest Oil                                                  9,000     271,080
 *Giant Industries                                            4,300     104,490
  Pioneer Natural Resources                                   1,900      65,512
                                                                     ----------
                                                                        441,082
                                                                     ----------
Environmental Services - 0.49%
 *Allied Waste Industries                                    18,000     159,300
                                                                     ----------
                                                                        159,300
                                                                     ----------
Healthcare & Pharmaceuticals - 1.41%
 *Magellan Health Services                                    8,400     307,104
 *Steris                                                      7,000     153,580
                                                                     ----------
                                                                        460,684
                                                                     ----------
Hotels, Restaurants & Leisure - 1.82%
 *Jameson Inns                                               38,400      68,352
 *La Quinta                                                  24,400     190,320
 *Lodgian                                                    16,000     158,400
 *Magna Entertainment Class A                                30,600     166,770
 *Papa John's International                                     400      12,272
                                                                     ----------
                                                                        596,114
                                                                     ----------
Industrial Machinery - 5.99%
  Ametek                                                     10,000     303,200
 *Bucyrus International Class A                               4,000     134,400
 *Flowserve                                                  11,800     285,324
  Kennametal                                                  8,000     361,200
  Manitowoc                                                   1,500      53,190
  Stanley Works                                               7,000     297,710
  Thomas Industries                                           4,800     150,720
 *Unova                                                      27,000     379,350
                                                                     ----------
                                                                      1,965,094
                                                                     ----------
Insurance - 2.12%
 *Allmerica Financial                                        15,300     411,264
 *Conseco                                                     8,300     146,578
 *United National Group Class A                               9,500     137,940
                                                                     ----------
                                                                        695,782
                                                                     ----------
Media - 2.41%
 *R.H. Donnelley                                              3,200     157,952
  Readers Digest Association Class A                         10,000     145,900
 *Valassis Communications                                    16,400     485,112
                                                                     ----------
                                                                        788,964
                                                                     ----------
Metals & Mining - 1.84%
  Commercial Metals                                           5,000     198,600
 *Material Sciences                                          30,000     404,700
                                                                     ----------
                                                                        603,300
                                                                     ----------

STATEMENTS                                          OPTIMUM SMALL CAP VALUE FUND
  OF NET ASSETS (CONTINUED)

                                                        Number of     Market
                                                         Shares        Value

COMMON STOCK (continued)
Packaging & Containers - 1.21%
  Sonoco Products                                            15,000   $ 396,600
                                                                     ----------
                                                                        396,600
                                                                     ----------
Paper & Forest Products - 0.99%
  Longview Fibre                                             11,500     175,375
  Pope & Talbot                                               8,400     147,840
                                                                     ----------
                                                                        323,215
                                                                     ----------
Real Estate - 4.31%
  LNR Property                                               11,100     687,201
  MI Developments Class A                                    23,600     597,080
  St. Joe                                                     2,700     128,979
                                                                     ----------
                                                                      1,413,260
                                                                     ----------
REITs - 2.65%
  American Financial Realty Trust                            19,300     272,323
  American Home Mortgage Investment                          13,500     377,325
 +Fieldstone Investment 144A                                 11,800     200,600
 *Saxon Capital                                                 800      17,200
                                                                     ----------
                                                                        867,448
                                                                     ----------
Retail - 2.88%
 *BJ's Wholesale Club                                         5,900     161,306
  Foot Locker                                                29,000     687,300
 *Pathmark Stores                                            19,300      93,605
                                                                     ----------
                                                                        942,211
                                                                     ----------
Technology/Hardware - 0.93%
  IKON Office Solutions                                      13,500     162,270
  Imation                                                     4,000     142,360
                                                                     ----------
                                                                        304,630
                                                                     ----------
Technology/Semiconductors - 0.68%
 *International Rectifier                                     6,500     222,950
                                                                     ----------
                                                                        222,950
                                                                     ----------
Technology/Services - 3.81%
 *BearingPoint                                               43,500     388,890
 *ProQuest                                                    9,000     231,300
  Reynolds & Reynolds Class A                                10,000     246,700
 *Unisys                                                     37,000     381,840
                                                                     ----------
                                                                      1,248,730
                                                                     ----------
Technology/Software - 1.71%
 *Compuware                                                  61,200     315,180
 *Concord Communications                                     17,700     157,973
 *Filenet                                                     5,000      87,300
                                                                     ----------
                                                                        560,453
                                                                     ----------
Telecommunications - 0.85%
 *Arch Wireless Class A                                       5,200     149,396
 *Metrocall Holdings                                          2,000     129,700
                                                                     ----------
                                                                        279,096
                                                                     ----------
Textiles, Apparel & Furniture - 5.57%
  Delta Apparel                                               6,000     142,800
  Jones Apparel Group                                        10,500     375,900
  Maytag                                                     26,000     477,620
  Reebok International                                        2,000      73,440
 *The Warnaco Group Class A                                  34,000     755,820
                                                                     ----------
                                                                      1,825,580
                                                                     ----------

                                                        Number of     Market
                                                         Shares        Value

COMMON STOCK (continued)
Transportation & Shipping - 7.96%
  Alexander & Baldwin                                        15,800   $ 536,252
 *Central Freight Lines                                      16,700     100,367
  Overnite                                                   14,000     440,020
  Overseas Shipholding Group                                 10,100     501,364
  Stelmar Shipping Limited                                   12,300     465,063
  Teekay Shipping                                             4,200     180,978
 *Yellow Roadway                                              8,300     389,187
                                                                     ----------
                                                                      2,613,231
                                                                     ----------
Utilities - 3.13%
  Alliant Energy                                             10,600     263,728
 *Sierra Pacific Resources                                   37,600     336,520
 *Southern Union                                             20,785     426,093
                                                                     ----------
                                                                      1,026,341
                                                                     ----------
TOTAL COMMON STOCK (cost $26,310,025)                                28,841,810
                                                                     ----------
                                                          Principal
                                                            Amount
CORPORATE BOND - 0.07%
Brookfield Homes 12.00% 6/30/20                             $22,000      22,770
                                                                    -----------
TOTAL CORPORATE BOND (cost $22,000)                                      22,770
                                                                    -----------
REPURCHASE AGREEMENTS - 11.17%
 With BNP Paribas 1.70% 10/1/04
  (dated 9/30/04, to be repurchased
  at $2,038,096 collateralized by
  $1,748,000 U.S. Treasury Bills due
  2/24/05, market value $1,734,693
  and $347,000 U.S. Treasury Bills
  due 3/17/05, market value $344,103)                     2,038,000   2,038,000
 With UBS Warburg 1.68% 10/1/04
  (dated 9/30/04, to be repurchased
  at $1,819,085 collateralized by
  $395,000 U.S. Treasury Notes 5.875%
  due 11/15/05, market value $419,877,
  $564,000 U.S. Treasury Notes 1.875%
  due 1/31/06, market value $562,214
  and $791,000 U.S. Treasury Notes
  5.625% due 5/15/08, market value
  $876,458)                                               1,819,000   1,819,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
 (cost $3,857,000)                                                    3,857,000
                                                                    -----------

TOTAL MARKET VALUE OF SECURITIES - 99.85%
 (cost $30,189,025)                                                  32,721,580
RECEIVABLES AND OTHER ASSETS NET
 OF LIABILITIES - 0.15%                                                  50,612
                                                                    -----------
NET ASSETS APPLICABLE TO 2,932,837 SHARES
 OUTSTANDING - 100.00%                                              $32,772,192
                                                                    ===========

STATEMENTS                                          OPTIMUM SMALL CAP VALUE FUND
   OF NET ASSETS (CONTINUED)

Net Asset Value - Optimum Small Cap Value Fund
  Class A ($3,928,166 / 350,821 Shares)                                  $11.20
                                                                         ------
Net Asset Value - Optimum Small Cap Value Fund
  Class B ($1,461,801 / 131,468 Shares)                                  $11.12
                                                                         ------
Net Asset Value - Optimum Small Cap Value Fund
  Class C ($14,535,240 / 1,307,473 Shares)                               $11.12
                                                                         ------
Net Asset Value - Optimum Small Cap Value Fund
  Institutional Class ($12,846,985 / 1,143,075 Shares)                   $11.24
                                                                         ------

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2004:
Shares of beneficial interest
  (unlimited authorization -- no par)                               $29,637,189
Accumulated net realized gain on investments                            602,448
Net unrealized appreciation of investments                            2,532,555
                                                                    -----------
Total net assets                                                    $32,772,192
                                                                    ===========

*Non-income producing security for the period ended September 30, 2004. +Security exempt from registration under Rule 144A of the Securities Act of
 1933.
 See Note 9 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATIONS
REIT - Real Estate Investment Trust

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  OPTIMUM SMALL CAP VALUE FUND
Net asset value Class A (A)                                              $11.20
Sales charge (5.75% of offering price, or 6.07% of
  the amount invested per share) (B)                                       0.68
                                                                         ------
Offering Price                                                           $11.88
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENTS                                        OPTIMUM FUND TRUST
  OF ASSETS AND LIABILITIES                       September 30, 2004 (Unaudited)

                                            Optimum         Optimum        Optimum         Optimum         Optimum        Optimum
                                          Fixed Income   International    Large Cap       Large Cap       Small Cap      Small Cap
                                              Fund           Fund        Growth Fund     Value Fund      Growth Fund    Value Fund
ASSETS:
  Investments at market                   $198,000,719    $54,677,573    $156,425,660    $145,895,514    $33,027,810    $32,721,580
  Cash and foreign currencies                       --        120,373          72,147         154,635          6,633          5,486
  Subscriptions receivable                   2,029,413        546,478       1,717,857       1,513,663        324,448        291,175
  Receivables for securities sold            8,461,265        674,255         313,690         357,970        149,383         99,692
  Dividends receivable                             141        198,305          89,833         217,496          4,362          2,806
  Interest receivable                        1,828,253            163             248             287             59            852
  Other assets                                      --             --             412              --             --            225
                                          ------------    -----------    ------------    ------------    -----------    -----------
Total assets                               210,319,791     56,217,147     158,619,847     148,139,565     33,512,695     33,121,816
                                          ------------    -----------    ------------    ------------    -----------    -----------

LIABILITIES:
  Payables for securities purchased         24,244,743      2,222,033       1,900,524       1,279,873        389,672        281,691
  Cash overdraft                             2,634,252             --              --              --             --             --
  Liquidations payable                          37,713         12,334          27,712          31,466          5,486          6,544
  Management fees payable                       31,982         22,396          82,356          52,602             --             --
  Other accrued expenses                       190,569         78,579         116,733         140,928         48,171         61,389
  Other liabilities                              3,499          5,963              --              --             --             --
                                          ------------    -----------    ------------    ------------    -----------    -----------
Total liabilities                           27,142,758      2,341,305       2,127,325       1,504,869        443,329        349,624
                                          ------------    -----------    ------------    ------------    -----------    -----------

TOTAL NET ASSETS                          $183,177,033    $53,875,842    $156,492,522    $146,634,696    $33,069,366    $32,772,192
                                          ============    ===========    ============    ============    ===========    ===========

  Investments at cost                     $196,384,270    $52,458,523    $151,592,650    $141,788,269    $31,265,412    $30,189,025

See accompanying notes

STATEMENTS                           OPTIMUM FUND TRUST
   OF OPERATIONS                     Period Ended September 30, 2004 (Unaudited)


                                                                Optimum        Optimum        Optimum
                                                             Fixed Income   International    Large Cap
                                                                  Fund           Fund       Growth Fund
INVESTMENT INCOME:
  Dividends                                                  $     9,259    $   593,310    $   492,921
  Interest                                                     2,866,582         17,421         58,452
  Foreign tax withheld                                                --        (57,382)        (6,035)
                                                             -----------    -----------    -----------
                                                               2,875,841        553,349        545,338
                                                             -----------    -----------    -----------

EXPENSES:
  Management fees                                                420,847        169,881        427,214
  Distribution expenses -- Class A                                27,457          9,181         21,310
  Distribution expenses -- Class B                                30,041         10,909         24,836
  Distribution expenses -- Class C                               337,475         92,264        229,039
  Accounting and administration expenses                         257,883        110,968        212,406
  Dividend disbursing and transfer agent
    fees and expenses                                            107,565         61,800         73,610
  Professional fees                                               17,518         11,298         19,593
  Trustees' fees                                                  23,372         11,393         16,701
  Reports and statements to shareholders                          19,002         10,500         10,500
  Custodian fees                                                  19,096         20,226          8,617
  Registration fees                                               42,420         34,002         41,937
  Other                                                            2,393          1,838          1,548
                                                             -----------    -----------    -----------
                                                               1,305,069        544,260      1,087,311
  Less expenses absorbed or waived                              (345,926)      (120,600)      (124,071)
                                                             -----------    -----------    -----------
  Total expenses                                                 959,143        423,660        963,240
                                                             -----------    -----------    -----------
  NET INVESTMENT INCOME (LOSS)                                 1,916,698        129,689       (417,902)
                                                             -----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on:
    Investments                                                  122,171        211,991     (1,060,418)
    Futures contracts                                            210,365             --             --
    Options written                                               11,400             --             --
    Swap agreements                                              (19,988)            --             --
    Foreign currencies                                           (35,914)       (57,561)       (17,416)
                                                             -----------    -----------    -----------
  Net realized gain (loss)                                       288,034        154,430     (1,077,834)
  Net change in unrealized appreciation/depreciation of
    investments and foreign currencies                           797,668       (139,507)     1,959,258
                                                             -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  AND FOREIGN CURRENCIES                                       1,085,702         14,923        881,424
                                                             -----------    -----------    -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $ 3,002,400    $   144,612    $   463,522
                                                             ===========    ===========    ===========

See accompanying notes

STATEMENTS                           OPTIMUM FUND TRUST
   OF OPERATIONS (CONTINUED)         Period Ended September 30, 2004 (Unaudited)


                                                                       Optimum        Optimum        Optimum
                                                                      Large Cap      Small Cap      Small Cap
                                                                     Value Fund     Growth Fund     Value Fund
INVESTMENT INCOME:
  Dividends                                                           $1,091,621    $   42,923     $  159,176
  Interest                                                                35,740         7,109         17,654
  Foreign tax withheld                                                   (16,054)         (110)          (418)
                                                                      ----------   -----------     ----------
                                                                       1,111,307        49,922        176,412
                                                                      ----------   -----------     ----------

EXPENSES:
  Management fees                                                        403,062       145,970        134,163
  Distribution expenses -- Class A                                        21,515         4,685          5,082
  Distribution expenses -- Class B                                        25,474         5,380          5,691
  Distribution expenses -- Class C                                       236,776        47,545         57,447
  Accounting and administration expenses                                 203,297        71,945         70,221
  Dividend disbursing and transfer agent fees and expenses                85,249        62,215         62,500
  Professional fees                                                       19,583        11,566         11,320
  Trustees' fees                                                          15,000        10,017         10,044
  Reports and statements to shareholders                                   4,500        16,350         10,500
  Custodian fees                                                          11,310         2,550          1,869
  Registration fees                                                       38,883        34,209         33,942
  Other                                                                    2,155         1,339          1,668
                                                                      ----------   -----------     ----------
                                                                       1,066,804       413,771        404,447
  Less expenses absorbed or waived                                      (190,211)     (162,526)      (163,214)
  Less expenses paid indirectly                                               --           (98)           (95)
                                                                      ----------   -----------     ----------
  Total expenses                                                         876,593       251,147        241,138
                                                                      ----------   -----------     ----------
  NET INVESTMENT INCOME (LOSS)                                           234,714      (201,225)       (64,726)
                                                                      ----------   -----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
  Net realized gain (loss) on:
    Investments                                                          686,943      (546,898)       669,395
    Foreign currencies                                                    (1,885)           --             --
                                                                      ----------   -----------     ----------
  Net realized gain (loss)                                               685,058      (546,898)       669,395

  Net change in unrealized appreciation/depreciation of investments
   and foreign currencies                                              1,778,983      (420,820)       382,229
                                                                      ----------   -----------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES                                                   2,464,041      (967,718)     1,051,624
                                                                      ----------   -----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $2,698,755   ($1,168,943)    $  986,898
                                                                      ==========   ===========     ==========

See accompanying notes

STATEMENTS                                                    OPTIMUM FUND TRUST
   OF CHANGES IN NET ASSETS

                                                                     Optimum Fixed Income Fund       Optimum International Fund

                                                                      Six Months                        Six Months
                                                                        Ended           8/1/03*           Ended        8/1/03*
                                                                       9/30/04        to 3/31/04        9/30/04      to 3/31/04
                                                                     (Unaudited)                       (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                             $  1,916,698    $    658,759    $     129,689  $    16,167
  Net realized gain on investments and foreign currencies                288,034         730,669          154,430      326,303
  Net change in unrealized appreciation/depreciation of
   investments and foreign currencies                                    797,668         901,664         (139,507)   2,354,421
                                                                    ------------     -----------      -----------  -----------
  Net increase in net assets from operations                           3,002,400       2,291,092          144,612    2,696,891
                                                                    ------------     -----------      -----------  -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                             (156,573)        (92,235)              --           --
    Class B                                                              (43,671)        (17,545)              --           --
    Class C                                                             (485,921)       (213,683)              --           --
    Institutional Class                                                 (552,007)       (161,149)         (10,068)          --

  Net realized gain on investments:
    Class A                                                              (82,988)         (7,152)         (51,433)      (1,261)
    Class B                                                              (33,359)         (2,626)         (22,126)        (447)
    Class C                                                             (369,856)        (31,584)        (183,736)      (4,492)
    Institutional Class                                                 (200,619)         (6,526)        (117,377)      (3,593)
                                                                    ------------     -----------      -----------  -----------
                                                                      (1,924,994)       (532,500)        (384,740)      (9,793)
                                                                    ------------     -----------      -----------  -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                            9,381,599      11,904,499        2,922,407    3,816,194
    Class B                                                            3,160,430       4,259,160        1,138,771    1,535,336
    Class C                                                           32,658,988      51,716,890        9,698,495   13,438,723
    Institutional Class                                               51,589,361      26,419,491       15,172,790   10,175,742

  Net asset value of shares issued upon reinvestment of
    dividends and distributions:
    Class A                                                              231,126          93,236           50,952        1,226
    Class B                                                               72,595          18,533           21,730          437
    Class C                                                              834,096         237,463          179,904        4,422
    Institutional Class                                                  734,220         164,341          125,409        3,584
                                                                    ------------     -----------      -----------  -----------
                                                                      98,662,415      94,813,613       29,310,458   28,975,664
                                                                    ------------     -----------      -----------  -----------

  Cost of shares repurchased:
    Class A                                                           (1,222,798)       (167,871)        (227,631)     (59,769)
    Class B                                                             (135,604)        (69,467)         (70,435)     (15,905)
    Class C                                                           (2,241,308)       (376,974)        (400,317)    (131,871)
    Institutional Class                                               (4,232,644)     (4,688,327)      (3,844,587)  (2,106,735)
                                                                    ------------     -----------      -----------  -----------
                                                                      (7,832,354)     (5,302,639)      (4,542,970)  (2,314,280)
                                                                    ------------     -----------      -----------  -----------
Increase in net assets derived from capital share transactions        90,830,061      89,510,974       24,767,488   26,661,384
                                                                    ------------     -----------      -----------  -----------
NET INCREASE IN NET ASSETS                                            91,907,467      91,269,566       24,527,360   29,348,482

NET ASSETS:
  Beginning of period                                                 91,269,566              --       29,348,482           --
                                                                    ------------     -----------      -----------  -----------
  End of period                                                     $183,177,033     $91,269,566      $53,875,842  $29,348,482
                                                                    ============     ===========      ===========  ===========

  Undistributed net investment income (loss)                        $    977,292     $   206,252      $    29,818  $   (32,242)
                                                                    ============     ===========      ===========  ===========

*Commencement of operations

See accompanying notes

STATEMENTS                                                   OPTIMUM FUND TRUST
  OF CHANGES IN NET ASSETS (CONTINUED)

                                                                    Optimum Large Cap Growth Fund  Optimum Large Cap Value Fund

                                                                      Six Months                     Six Months
                                                                         Ended        8/1/03*          Ended          8/1/03*
                                                                       9/30/04       to 3/31/04       9/30/04       to 3/31/04
                                                                     (Unaudited)                    (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                                      $   (417,902)   $  (164,714)   $    234,714    $    59,410
  Net realized gain (loss) on investments and foreign currencies      (1,077,834)      (371,406)        685,058        692,496
  Net change in unrealized appreciation/depreciation of
    investments and foreign currencies                                 1,959,258      2,873,708       1,778,983      2,328,785
                                                                    ------------    -----------    ------------    -----------
  Net increase in net assets from operations                             463,522      2,337,588       2,698,755      3,080,691
                                                                    ------------    -----------    ------------    -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                   --             --             (30)       (11,327)
    Class B                                                                   --             --              --             --
    Class C                                                                   --             --              --             --
    Institutional Class                                                       --             --         (30,523)       (22,188)

  Net realized gain on investments:
    Class A                                                                   --             --         (83,339)        (7,880)
    Class B                                                                   --             --         (35,719)        (2,817)
    Class C                                                                   --             --        (327,600)       (31,589)
    Institutional Class                                                       --             --        (233,850)       (10,442)
                                                                    ------------    -----------    ------------    -----------
                                                                              --             --        (711,061)       (86,243)
                                                                    ------------    -----------    ------------    -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                            7,120,628      9,152,213       7,347,318      8,815,092
    Class B                                                            2,789,323      3,510,552       2,765,789      3,497,348
    Class C                                                           24,420,516     34,317,631      24,793,571     34,313,218
    Institutional Class                                               56,317,043     25,753,313      46,575,583     22,144,571

  Net asset value of shares issued upon reinvestment of
    dividends and distributions:
    Class A                                                                   --             --          82,366         18,557
    Class B                                                                   --             --          35,038          2,710
    Class C                                                                   --             --         321,537         31,097
    Institutional Class                                                       --             --         259,725         32,267
                                                                    ------------    -----------    ------------    -----------
                                                                      90,647,510     72,733,709      82,180,927     68,854,860
                                                                    ------------    -----------    ------------    -----------

  Cost of shares repurchased:
    Class A                                                             (559,453)      (156,597)       (562,680)      (169,358)
    Class B                                                              (78,886)       (43,727)        (90,025)       (36,814)
    Class C                                                           (1,151,475)      (331,681)     (1,052,183)      (240,089)
    Institutional Class                                               (2,433,789)    (4,934,199)     (2,247,137)    (4,984,947)
                                                                    ------------    -----------    ------------    -----------
                                                                      (4,223,603)    (5,466,204)     (3,952,025)    (5,431,208)
                                                                    ------------    -----------    ------------    -----------
Increase in net assets derived from capital share transactions        86,423,907     67,267,505      78,228,902     63,423,652
                                                                    ------------    -----------    ------------    -----------
NET INCREASE IN NET ASSETS                                            86,887,429     69,605,093      80,216,596     66,418,100

NET ASSETS:
  Beginning of period                                                 69,605,093             --      66,418,100             --
                                                                    ------------    -----------    ------------    -----------
  End of period                                                     $156,492,522    $69,605,093    $146,634,696    $66,418,100
                                                                    ============    ===========    ============    ===========

  Undistributed net investment income (loss)                        $       (412)   $   (10,943)   $    230,160    $    27,884
                                                                    ============    ===========    ============    ===========

*Commencement of operations

See accompanying notes

STATEMENTS                                                    OPTIMUM FUND TRUST
   OF CHANGES IN NET ASSETS (CONTINUED)

                                                                    Optimum Small Cap Growth Fund  Optimum Small Cap Value Fund
                                                                                       Year                         Year
                                                                      Six Months       Ended       Six Months       Ended
                                                                         Ended        8/1/03*         Ended        8/1/03*
                                                                       9/30/04      to 3/31/04       9/30/04      to 3/31/04
                                                                     (Unaudited)                   (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                                       $  (201,225)   $  (100,258)   $   (64,726)   $   (51,336)
  Net realized gain (loss) on investments and foreign currencies        (546,898)       103,701        669,395        506,512
  Net change in unrealized appreciation/depreciation of
    investments and foreign currencies                                  (420,820)     2,183,218        382,229      2,150,326
                                                                     -----------    -----------    -----------    -----------
Net increase (decrease) in net assets from operations                 (1,168,943)     2,186,661        986,898      2,605,502
                                                                     -----------    -----------    -----------    -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments:
    Class A                                                                 (479)            --        (43,634)        (6,141)
    Class B                                                                 (198)            --        (17,655)        (2,109)
    Class C                                                               (1,742)            --       (177,271)       (26,029)
    Institutional Class                                                   (2,549)            --       (150,821)       (33,737)
                                                                     -----------    -----------    -----------    -----------
                                                                          (4,968)            --       (389,381)       (68,016)
                                                                     -----------    -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                            1,614,038      1,994,189      1,871,272      1,945,722
    Class B                                                              607,150        757,253        615,642        755,420
    Class C                                                            5,052,772      7,071,156      5,539,464      8,246,621
    Institutional Class                                               13,232,202      8,802,193      9,062,048      7,830,304

  Net asset value of shares issued upon reinvestment of
    dividends and distributions:
    Class A                                                                  472             --         42,826          5,887
    Class B                                                                  195             --         17,248          2,014
    Class C                                                                1,708             --        173,577         25,639
    Institutional Class                                                    2,524             --        148,942         33,657
                                                                     -----------    -----------    -----------    -----------
                                                                      20,511,061     18,624,791     17,471,019     18,845,264
                                                                     -----------    -----------    -----------    -----------

  Cost of shares repurchased:
    Class A                                                             (105,832)       (37,916)      (197,328)       (36,465)
    Class B                                                              (16,965)       (11,723)       (18,991)        (7,267)
    Class C                                                             (231,505)       (52,150)      (466,683)       (59,197)
    Institutional Class                                               (6,553,182)       (69,963)    (5,838,429)       (54,734)
                                                                     -----------    -----------    -----------    -----------
                                                                      (6,907,484)      (171,752)    (6,521,431)      (157,663)
                                                                     -----------    -----------    -----------    -----------
Increase in net assets derived from capital share transactions        13,603,577     18,453,039     10,949,588     18,687,601
                                                                     -----------    -----------    -----------    -----------
NET INCREASE IN NET ASSETS                                            12,429,666     20,639,700     11,547,105     21,225,087

NET ASSETS:
  Beginning of period                                                 20,639,700             --     21,225,087             --
                                                                     -----------    -----------    -----------    -----------
  End of period                                                      $33,069,366    $20,639,700    $32,772,192    $21,225,087
                                                                     ===========    ===========    ===========    ===========

Undistributed net investment income(loss)                            $        --    $        --    $        --    $        --
                                                                     ===========    ===========    ===========    ===========

*Commencement of operations

See accompanying notes

FINANCIAL
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                              --------------------------------------------------------------------------------------
                                                                             Optimum Fixed Income Fund
                                              --------------------------------------------------------------------------------------
                                                     Class A                Class B             Class C         Institutional Class
                                                4/1/04    8/1/03(2)    4/1/04    8/1/03(2)  4/1/04    8/1/03(2)   4/1/04   8/1/03(2)
                                                  to         to         to         to         to         to         to        to
                                              9/30/04(1)   3/31/04   9/30/04(1)  3/31/04   9/30/04(1)  3/31/04   9/30/04(1) 3/31/04
                                              (Unaudited)           (Unaudited)           (Unaudited)           (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD            $8.980     $8.500     $8.990     $8.500     $8.990      $8.500     $8.970    $8.500

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)                         0.141      0.171      0.113      0.133      0.113       0.133      0.157     0.192
Net realized and unrealized gain (loss) on
  investments and foreign currencies            (0.052)     0.417     (0.046)     0.420     (0.046)      0.420     (0.042)    0.407
                                                ------     ------     ------     ------     ------      ------     ------    ------
Total from investment operations                 0.089      0.588      0.067      0.553      0.067       0.553      0.115     0.599
                                                ------     ------     ------     ------     ------      ------     ------    ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                           (0.080)    (0.098)    (0.058)    (0.053)    (0.058)     (0.053)    (0.096)   (0.119)
Net realized gain on investments                (0.049)    (0.010)    (0.049)    (0.010)    (0.049)     (0.010)    (0.049)   (0.010)
                                                ------     ------     ------     ------     ------      ------     ------    ------
Total dividends and distributions               (0.129)    (0.108)    (0.107)    (0.063)    (0.107)     (0.063)    (0.145)   (0.129)
                                                ------     ------     ------     ------     ------      ------     ------    ------

NET ASSET VALUE, END OF PERIOD                  $8.940     $8.980     $8.950     $8.990     $8.950      $8.990     $8.940    $8.970
                                                ======     ======     ======     ======     ======      ======     ======    ======

TOTAL RETURN(4)                                  1.14%      6.82%      0.78%      6.52%      0.78%       6.52%      1.32%     7.07%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)        $20,533    $12,049     $7,437     $4,296    $84,220     $52,648    $70,987   $22,276
Ratio of expenses to average net assets          1.22%      1.20%      1.87%      1.85%      1.87%       1.85%      0.87%     0.85%
Ratio of expenses to average net assets prior
  to expense limitation                          1.75%      2.25%      2.40%      2.90%      2.40%       2.90%      1.40%     1.90%
Ratio of net investment income to average
  net assets                                     3.21%      2.88%      2.56%      2.23%      2.56%       2.23%      3.56%     3.23%
Ratio of net investment income to average
  net assets prior to expense limitation         2.68%      1.83%      2.03%      1.18%      2.03%       1.18%      3.03%     2.18%
Portfolio turnover                                360%       383%       360%       383%       360%        383%       360%      383%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Optimum International Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                        Class A              Class B            Class C        Institutional Class
                                                    4/1/04   8/1/03(2)   4/1/04  8/1/03(2)  4/1/04   8/1/03(2) 4/1/04     8/1/03(2)
                                                     to         to         to       to        to        to        to         to
                                                 9/30/04(1)   3/31/04  9/30/04(1) 3/31/04  9/30/04(1) 3/31/04  9/30/04(1)  3/31/04
                                                (Unaudited)           (Unaudited)         (Unaudited)          (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD              $10.670     $8.500    $10.620    $8.500   $10.620    $8.500    $10.690    $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3)                     0.046      0.021      0.013    (0.023)    0.013    (0.023)     0.064     0.045
Net realized and unrealized gain (loss) on
  investments and foreign currencies               (0.141)     2.155     (0.148)    2.149    (0.138)    2.149     (0.140)    2.151
                                                  -------    -------    -------   -------   -------   -------    -------   -------
Total from investment operations                   (0.095)     2.176     (0.135)    2.126    (0.125)    2.126     (0.076)    2.196
                                                  -------    -------    -------   -------   -------   -------    -------   -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                  --         --         --        --        --        --     (0.009)      --
Net realized gain on investments                   (0.105)    (0.006)    (0.105)   (0.006)   (0.105)   (0.006)    (0.105)   (0.006)
                                                  -------    -------    -------   -------   -------   -------    -------   -------
Total dividends and distributions                  (0.105)    (0.006)    (0.105)   (0.006)   (0.105)   (0.006)    (0.114)   (0.006)
                                                  -------    -------    -------   -------   -------   -------    -------   -------

NET ASSET VALUE, END OF PERIOD                    $10.470    $10.670    $10.380   $10.620   $10.390   $10.620    $10.500   $10.690
                                                  =======    =======    =======   =======   =======   =======    =======   =======

TOTAL RETURN(4)                                    (0.87%)    25.61%     (1.26%)   25.02%    (1.16%)   25.02%     (0.69%)   25.84%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)            $6,785     $4,083     $2,688    $1,624   $23,625   $14,339    $20,778    $9,302
Ratio of expenses to average net assets             1.95%      1.92%      2.60%     2.57%     2.60%     2.57%      1.60%     1.57%
Ratio of expenses to average net assets prior
  to expense limitation                             2.57%      3.82%      3.22%     4.47%     3.22%     4.47%      2.22%     3.47%
Ratio of net investment income (loss) to average
  net assets                                        0.90%      0.30%      0.25%    (0.35%)    0.25%    (0.35%)     1.25%     0.65%
Ratio of net investment income (loss) to average
  net assets prior to expense limitation            0.28%     (1.60%)    (0.37%)   (2.25%)   (0.37%)   (2.25%)     0.63%    (1.25%)
Portfolio turnover                                    46%        49%        46%       49%       46%       49%        46%       49%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Optimum Large Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                        Class A            Class B              Class C         Institutional Class
                                                   4/1/04  8/1/03(2)  4/1/04    8/1/03(2)  4/1/04   8/1/03(2)    4/1/04   8/1/03(2)
                                                     to       to        to        to         to        to          to         to
                                                 9/30/04(1) 3/31/04  9/30/04(1) 3/31/04   9/30/04(1) 3/31/04    9/30/04(1) 3/31/04
                                                (Unaudited)         (Unaudited)          (Unaudited)           (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD              $9.570    $8.500     $9.530    $8.500     $9.530    $8.500      $9.590    $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3)                            (0.029)   (0.037)    (0.059)   (0.077)    (0.059)   (0.077)     (0.012)   (0.015)
Net realized and unrealized gain on
  investments and foreign currencies              (0.061)    1.107     (0.061)    1.107     (0.061)    1.107      (0.058)    1.105
                                                  ------    ------     ------    ------     ------    ------      ------    ------
Total from investment operations                  (0.090)    1.070     (0.120)    1.030     (0.120)    1.030      (0.070)    1.090
                                                  ------    ------     ------    ------     ------    ------      ------    ------

NET ASSET VALUE, END OF PERIOD                    $9.480    $9.570     $9.410    $9.530     $9.410    $9.530      $9.520    $9.590
                                                  ======    ======     ======    ======     ======    ======      ======    ======

TOTAL RETURN(4)                                   (0.94%)   12.59%     (1.26%)   12.12%     (1.26%)   12.12%      (0.73%)   12.82%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)          $15,895    $9,337     $6,259    $3,569    $58,267   $35,143     $76,072   $21,557
Ratio of expenses to average net assets            1.64%     1.61%      2.29%     2.26%      2.29%     2.26%       1.29%     1.26%
Ratio of expenses to average net assets prior
  to expense limitation                            1.87%     2.51%      2.52%     3.16%      2.52%     3.16%       1.52%     2.16%
Ratio of net investment loss to average
  net assets                                      (0.62%)   (0.61%)    (1.27%)   (1.26%)    (1.27%)   (1.26%)     (0.27%)   (0.26%)
Ratio of net investment loss to average net
  assets prior to expense limitation              (0.85%)   (1.51%)    (1.50%)   (2.16%)    (1.50%)   (2.16%)     (0.50%)   (1.16%)
Portfolio turnover                                   24%       51%        24%       51%        24%       51%         24%       51%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Optimum Large Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                         Class A               Class B            Class C        Institutional Class
                                                     4/1/04    8/1/03(2)   4/1/04   8/1/03(2)  4/1/04   8/1/03(2)  4/1/04  8/1/03(2)
                                                       to        to          to        to        to        to       to         to
                                                   9/30/04(1)  3/31/04   9/30/04(1)  3/31/04  9/30/04(1) 3/31/04  9/30/04(1) 3/31/04
                                                   (Unaudited)           (Unaudited)          (Unaudited)         (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                 $9.830     $8.500     $9.810    $8.500     $9.810    $8.500    $9.840   $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3)                       0.033      0.038      0.001    (0.003)     0.001    (0.003)    0.050    0.060
Net realized and unrealized gain (loss)
  on investments                                      0.156      1.331      0.158     1.329      0.148     1.329     0.158    1.330
                                                     ------     ------     ------    ------     ------    ------    ------   ------
Total from investment operations                      0.189      1.369      0.159     1.326      0.149     1.326     0.208    1.390
                                                     ------     ------     ------    ------     ------    ------    ------   ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                    --     (0.023)        --        --        --         --    (0.009)  (0.034)
Net realized gain on investments                     (0.069)    (0.016)    (0.069)   (0.016)    (0.069)   (0.016)   (0.069)  (0.016)
                                                     ------     ------     ------    ------     ------    ------    ------   ------
Total dividends and distributions                    (0.069)    (0.039)    (0.069)   (0.016)    (0.069)   (0.016)   (0.078)  (0.050)
                                                     ------     ------     ------    ------     ------    ------    ------   ------

NET ASSET VALUE, END OF PERIOD                       $9.950     $9.830     $9.900    $9.810     $9.890    $9.810    $9.970   $9.840
                                                     ======     ======     ======    ======     ======    ======    ======   ======

TOTAL RETURN(4)                                       1.93%     16.12%      1.63%    15.61%      1.53%    15.61%     2.12%   16.38%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)             $16,206     $9,115     $6,394    $3,609    $60,506   $35,732   $63,529  $17,962
Ratio of expenses to average net assets               1.52%      1.50%      2.17%     2.15%      2.17%     2.15%     1.17%    1.15%
Ratio of expenses to average net assets prior
  to expense limitation                               1.89%      2.52%      2.54%     3.17%      2.54%     3.17%     1.54%    2.17%
Ratio of net investment income (loss) to average
  net assets                                          0.67%      0.59%      0.02%    (0.06%)     0.02%    (0.06%)    1.02%    0.94%
Ratio of net investment income (loss) to average
  net assets prior to expense limitation              0.30%     (0.43%)    (0.35%)   (1.08%)    (0.35%)   (1.08%)    0.65%   (0.08%)
Portfolio turnover                                      34%        38%        34%       38%        34%       38%       34%      38%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Optimum Small Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                    Class A                Class B          Class C          Institutional Class
                                              4/1/04     8/1/03(2)   4/1/04    8/1/03(2) 4/1/04   8/1/03(2)  4/1/04      8/1/03(2)
                                                to          to         to         to       to        to        to           to
                                             9/30/04(1)   3/31/04   9/30/04(1)  3/31/04 9/30/04(1) 3/31/04  9/30/04(1)    3/31/04
                                            (Unaudited)            (Unaudited)          (Unaudited)         (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD          $11.260     $8.500    $11.230     $8.500   $11.230    $8.500    $11.280      $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3)                         (0.077)    (0.100)    (0.111)    (0.146)   (0.111)   (0.146)    (0.058)     (0.075)
Net realized and unrealized gain (loss) on
  investments                                  (0.501)     2.860     (0.507)     2.876    (0.507)    2.876     (0.500)      2.855
                                              -------    -------    -------    -------   -------   -------    -------     -------
Total from investment operations               (0.578)     2.760     (0.618)     2.730    (0.618)    2.730     (0.558)      2.780
                                              -------    -------    -------    -------   -------   -------    -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments               (0.002)        --     (0.002)        --    (0.002)       --     (0.002)         --
                                              -------    -------    -------    -------   -------   -------    -------     -------
Total dividends and distributions              (0.002)        --     (0.002)        --    (0.002)       --     (0.002)         --
                                              -------    -------    -------    -------   -------   -------    -------     -------

NET ASSET VALUE, END OF PERIOD                $10.680    $11.260    $10.610    $11.230   $10.610   $11.230    $10.720     $11.280
                                              =======    =======    =======    =======   =======   =======    =======     =======

TOTAL RETURN(4)                                (5.13%)    32.47%     (5.50%)    32.12%    (5.50%)   32.12%     (4.95%)     32.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)        $3,508     $2,115     $1,329       $792   $11,907    $7,521    $16,325     $10,212
Ratio of expenses to average net assets         1.81%      1.81%      2.46%      2.46%     2.46%     2.46%      1.46%       1.46%
Ratio of expenses to average net assets prior
  to expense limitation and expenses
  paid indirectly                               3.02%      4.11%      3.67%      4.76%     3.67%     4.76%      2.67%       3.76%
Ratio of net investment loss to average
  net assets                                   (1.43%)    (1.41%)    (2.08%)    (2.06%)   (2.08%)   (2.06%)    (1.08%)     (1.06%)
Ratio of net investment loss to average net
  assets prior to expense limitation and
  expenses paid indirectly                     (2.65%)    (3.71%)    (3.30%)    (4.36%)   (3.30%)   (4.36%)    (2.30%)     (3.36%)
Portfolio turnover                                54%        16%        54%        16%       54%       16%        54%         16%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Optimum Small Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                        Class A             Class B               Class C       Institutional Class
                                                    4/1/04  8/1/03(2)   4/1/04   8/1/03(2)   4/1/04   8/1/03(2)  4/1/04    8/1/03(2)
                                                      to        to         to       to         to        to        to         to
                                                  9/30/04(1) 3/31/04   9/30/04(1) 3/31/04   9/30/04(1) 3/31/04  9/30/04(1)  3/31/04
                                                 (Unaudited)          (Unaudited)          (Unaudited)          (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD               $11.010    $8.500    $10.970   $8.500     $10.970    $8.500    $11.040    $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3)                     (0.017)   (0.046)    (0.052)  (0.090)     (0.052)   (0.090)     0.001    (0.022)
Net realized and unrealized gain on
  investments and foreign currencies                 0.378     2.616      0.373    2.620       0.373     2.620      0.370     2.622
                                                   -------   -------    -------  -------     -------   -------    -------   -------
Total from investment operations                     0.361     2.570      0.321    2.530       0.321     2.530      0.371     2.600
                                                   -------   -------    -------  -------     -------   -------    -------   -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                    (0.171)   (0.060)    (0.171)  (0.060)     (0.171)   (0.060)    (0.171)   (0.060)
                                                   -------   -------    -------  -------     -------   -------    -------   -------
Total dividends and distributions                   (0.171)   (0.060)    (0.171)  (0.060)     (0.171)   (0.060)    (0.171)   (0.060)
                                                   -------   -------    -------  -------     -------   -------    -------   -------

NET ASSET VALUE, END OF PERIOD                     $11.200   $11.010    $11.120  $10.970     $11.120   $10.970    $11.240   $11.040
                                                   =======   =======    =======  =======     =======   =======    =======   =======

TOTAL RETURN(4)                                      3.31%    30.30%      2.96%   29.83%       2.96%    29.83%      3.40%    30.66%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)             $3,928    $2,126     $1,462     $819     $14,535    $9,018    $12,847    $9,262
Ratio of expenses to average net assets              1.70%     1.67%      2.35%    2.32%       2.35%     2.32%      1.35%     1.32%
Ratio of expenses to average net assets prior
  to expense limitation and expenses
  paid indirectly                                    3.00%     4.08%      3.65%    4.73%       3.65%     4.73%      2.65%     3.73%
Ratio of net investment income (loss) to average
  net assets                                        (0.32%)   (0.69%)    (0.97%)  (1.34%)     (0.97%)   (1.34%)     0.03%    (0.34%)
Ratio of net investment loss to average net
  assets prior to expense limitation and
  expenses paid indirectly                          (1.62%)   (3.10%)    (2.27%)  (3.75%)     (2.27%)   (3.75%)    (1.27%)   (2.75%)
Portfolio turnover                                     34%       40%        34%      40%         34%       40%        34%       40%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                            OPTIMUM FUND TRUST
   TO FINANCIAL STATEMENTS                       September 30, 2004 (Unaudited)

Optimum Fund Trust (the "Trust") is organized as a Delaware statutory trust and offers six series: Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small Cap Growth Fund, and Optimum Small Cap Value Fund, (each a "Fund" and collectively, the "Funds"). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C and Institutional Class shares. Class A Shares are sold with a front-end sales charge of up to 5.75% for Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small Cap Growth Fund, Optimum Small Cap Value Fund and Optimum International Fund and 4.50% for Optimum Fixed Income Fund. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of Optimum Fixed Income Fund is to seek a high level of income. The Fund may also seek growth of capital.

The investment objective of Optimum International Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Large Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Large Cap Value Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Small Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Small Cap Value Fund is to seek long-term growth of capital.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Trust.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before each Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- Each Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- Each Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions -- Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds isolate that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTES                                                       OPTIMUM FUND TRUST
   TO FINANCIAL STATEMENTS (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Other -- Expenses common to all funds within the Optimum Fund Trust are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small Cap Growth Fund and Optimum Small Cap Value Fund declare and pay dividends from net investment income, if any, annually. Optimum Fixed Income Fund declares and pay dividends from net investment income quarterly. Each Fund will declare and pay distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, each Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement are included in its respective expense caption on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly". The amount of this expense for the period ended September 30, 2004 was as follows:

                                   Optimum              Optimum
                                  Small Cap            Small Cap
                                 Growth Fund           Value Fund
                                 -----------           ----------
Earnings credits                    $98                   $95


2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Delaware Management Company (DMC), a series of Delaware Management Business Trust, furnishes investment management services to each Fund and has full discretion and responsibility, subject to the overall supervision of the Trust's Board of Trustees, to select and contract with one or more investment sub-advisers to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities and cash contained in each Fund. The investment management agreement obligates the investment manager to implement decisions with respect to the allocation or reallocation of each Fund's assets among one or more current or additional sub-advisers, and to monitor the sub-advisers' compliance with the relevant Fund's investment objective, policies and restrictions. DMC pays the sub-advisers out of its fees.

In accordance with the terms of the investment management agreement, the investment manager is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of a Fund:

   Optimum Fixed Income Fund                   0.7000% of assets up to $25 million
                                               0.6500% of assets from $25 million to $100 million
                                               0.6000% of assets over $100 million

   Optimum International Fund                  0.8750% of assets up to $50 million
                                               0.8000% of assets from $50 to 100 million
                                               0.7800% of assets from $100 to 300 million
                                               0.7650% of assets from $300 to 400 million
                                               0.7300% of assets over $400 million

   Optimum Large Cap Growth Fund               0.8000% of assets up to $250 million
                                               0.7875% of assets from $250 million to $300 million
                                               0.7625% of assets from $300 million to $400 million
                                               0.7375% of assets from $400 million to $500 million
                                               0.7250% of assets over $500 million

   Optimum Large Cap Value Fund                0.8000% of assets up to $100 million
                                               0.7375% of assets from $100 million to $250 million
                                               0.7125% of assets from $250 million to $500 million
                                               0.6875% of assets over $500 million

   Optimum Small Cap Growth Fund               1.1000% of assets

   Optimum Small Cap Value Fund                1.0500% of assets up to $75 million
                                               1.0250% of assets from $75 million to $150 million
                                               1.0000% of assets over $150 million

NOTES                                                        OPTIMUM FUND TRUST
   TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

DMC has entered into sub-advisory agreements for the Trust as follows: Optimum Fixed Income Fund - Deutsche Investment Management Americas Inc.; Optimum International Fund - Mondrian Investment Partners Limited and Marsico Capital Management, LLC; Optimum Large Cap Growth Fund - Marsico Capital Management, LLC and T. Rowe Price Associates, Inc.; Optimum Large Cap Value Fund - Massachusetts Financial Services Company and Morgan Stanley Investment Management doing business as Van Kampen Asset Management, Inc.; Optimum Small Cap Growth Fund - Columbia Wanger Asset Management, L.P. and Oberweis Asset Management, Inc.; and Optimum Small Cap Value Fund -- Hotchkis and Wiley Capital Management, LLC and Delafield Asset Management (a division of Reich & Tang Asset Management, LLC).

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets through July 31, 2005 as shown below:

               Optimum        Optimum            Optimum             Optimum           Optimum           Optimum
             Fixed Income   International       Large Cap           Large Cap          Small Cap        Small Cap
                 Fund           Fund           Growth Fund          Value Fund        Growth Fund       Value Fund
             ------------   -------------      -----------          ----------        -----------       ----------
                 0.90%          1.66%             1.34%               1.20%              1.60%             1.41%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides the Trust with fund accounting, administrative, and transfer agency services pursuant to a Mutual Fund Services Agreement. For fund accounting services, the Trust pays DSC a fee at an annual rate of 0.04% of the Trust's total average daily net assets, plus out-of-pocket expenses, subject to certain minimums. DSC also provides the Trust with administrative services including financial and tax reporting, corporate governance, and preparation of materials and reports for the Board of Trustees. For administrative services, the Trust pays DSC a fee at an annual rate of 0.35% of the Trust's total average daily net assets, plus out-of-pocket expenses. DSC also serves as the shareholder servicing, dividend disbursing, and transfer agent for each Fund. For transfer agency services, the Trust pays DSC a fee at an annual rate of 0.15% of the Trust's total average daily net assets, subject to certain minimums.

Delaware Distributors, L.P. (DDLP), an affiliate of DMC, serves as the national distributor of each Fund's shares pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement and Rule 12b-1 plans, the Funds pay DDLP an annual fee of 0.35% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. Institutional Class shares pay no distribution expenses.

At September 30, 2004, each Fund had receivables from or liabilities payable to affiliates as follows:

                                                    Optimum         Optimum        Optimum      Optimum      Optimum     Optimum
                                                  Fixed Income   International    Large Cap    Large Cap    Small Cap    Small Cap
                                                      Fund           Fund        Growth Fund   Value Fund  Growth Fund  Value Fund
                                                  ------------   -------------   ------------  ----------  -----------  ----------
Investment management fee payable to DMC            $(31,982)      $(22,396)       $(82,356)   $(52,602)     $    --     $    --
Dividend disbursing, transfer agent fees,
  accounting and administration fees and
  other expenses payable to DSC                      (85,240)       (35,246)        (73,004)    (69,205)     (26,836)    (26,761)
Other expenses payable to DMC and affiliates*        (11,757)        (4,147)         (2,121)     (1,467)        (527)    (25,168)
Receivable from DMC under
  expense limitation agreement                            --             --              --          --        1,378       9,074

*DMC, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses included items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

DMC, DSC and DDLP are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc., which is an indirect wholly owned subsidiary of Lincoln National Corporation.

Certain officers of DMC, DSC, and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

NOTES                                                        OPTIMUM FUND TRUST
   TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS

For the six months ended September 30, 2004, the Funds made purchases and sales of investment securities as follows:

                                                   Optimum        Optimum       Optimum     Optimum        Optimum      Optimum
                                                 Fixed Income  International   Large Cap   Large Cap      Small Cap    Small Cap
                                                    Fund           Fund       Growth Fund  Value Fund    Growth Fund   Value Fund
                                                -------------  -------------  -----------  -----------   -----------  ------------
Purchases other than U.S. government
  securities and short-term investments         $221,784,951    $32,075,752   $96,143,099  $90,120,920   $21,423,601  $13,066,249
Purchases of U.S. government securities           93,092,304             --            --           --            --           --
Sales other than U.S. government securities
  and short-term investments                     146,708,910      8,448,183    12,500,231   16,373,972     6,820,215    3,981,047
Sales of U.S. government securities               80,140,185             --            --           --            --           --

At September 30, 2004, the cost of investments for federal tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                          Optimum           Optimum       Optimum          Optimum        Optimum        Optimum
                                        Fixed Income     International   Large Cap        Large Cap       Small Cap      Small Cap
                                           Fund              Fund       Growth Fund       Value Fund     Growth Fund    Value Fund
                                       -------------     -------------  ------------     ------------    -----------    -----------
Cost of investments                    $196,409,912      $52,586,036    $151,592,650     $141,931,400    $31,265,412    $30,189,025
                                       ============      ===========    ============     ============    ===========    ===========
Aggregate unrealized appreciation         2,149,363        3,031,948       9,352,098        7,211,353      3,783,337      3,446,094
Aggregate unrealized appreciation
  (depreciation)                           (558,556)        (820,040)     (4,519,081)      (3,127,537)    (2,020,939)      (913,539)
                                       ------------      -----------    ------------     ------------    -----------    -----------
Net unrealized appreciation            $  1,590,807      $ 2,211,908    $  4,833,017     $  4,083,816    $ 1,762,398    $ 2,532,555
                                       ============      ===========    ============     ============    ===========    ===========

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ended March 31, 2004 and September 30, 2004 was as follows respectively:

                                              Optimum        Optimum        Optimum         Optimum        Optimum
                                            Fixed Income   International   Large Cap       Small Cap      Small Cap
                                                Fund          Fund         Value Fund     Growth Fund     Value Fund
                                            ------------   -------------   ----------    ------------    ------------
Ordinary Income 3/31/04                     $  532,500      $  9,793       $ 86,243      $     --         $ 68,016
Ordinary Income 9/30/04*                     1,924,994       384,740        711,061         4,968          389,381

*Tax information for the period ended September 30, 2004 is an estimate and the tax character of the dividends and distributions may be redesignated at the fiscal year end.

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of September 30, 2004, the estimated components of net assets on a tax basis were as follows:

                                              Optimum Fixed Income Fund  Optimum International Fund   Optimum Large Cap Growth Fund
                                              -------------------------  --------------------------   -----------------------------
Shares of beneficial interest                      $180,341,035                $51,428,872                    $153,092,338
Undistributed ordinary income                         1,013,160                    197,320
Undistributed long-term capital gain                    163,543                     36,863
Net realized capital losses on investments                   --                         --                      (1,186,318)
Unrealized appreciation (depreciation) of
  investments and foreign currencies                  1,659,295                  2,212,787                       4,586,502
                                                   ------------                -----------                    ------------
Net assets                                         $183,177,033                $53,875,842                    $156,492,522
                                                   ============                ===========                    ============

                                          Optimum Large Cap Value Fund   Optimum Small Cap Growth Fund  Optimum Small Cap Value Fund
                                          ----------------------------   -----------------------------  ----------------------------
Shares of beneficial interest                      $141,652,554                 $31,853,866                    $29,637,189
Undistributed ordinary income                           877,605                          --                        520,677
Undistributed long-term capital gain                     20,721                          --                         81,771
Net realized capital losses on investments                   --                    (546,898)                            --
Unrealized appreciation (depreciation)
  of investments                                      4,083,816                   1,762,398                      2,532,555
                                                   ------------                 -----------                    -----------
Net assets                                         $146,634,696                 $33,069,366                    $32,772,192
                                                   ============                 ===========                    ===========


The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

NOTES                                                        OPTIMUM FUND TRUST
TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended September 30, 2004, each Fund recorded the following reclassifications. Reclassifications are primarily due to tax treatment of net operating losses and paydowns of mortgage and asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

                                                            Optimum      Optimum      Optimum         Optimum
                                                         Fixed Income   Large Cap     Small Cap      Small Cap
                                                             Fund      Growth Fund   Growth Fund     Value Fund
                                                         ------------  -----------   -----------    ------------
Undistributed (Accumulated) net investment
  income (loss)                                            $128,428     $445,849       $201,225        $64,726
Accumulated realized gain (loss)                           (128,428)          --          1,525        (64,726)
Paid-in capital                                                 --      (445,849)      (202,750)            --

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                     Optimum                     Optimum                Optimum Large Cap
                                                Fixed Income Fund            International Fund            Growth Fund
                                            -----------------------      -----------------------     ----------------------
                                            Six Months      8/1/03        Six Months     8/1/03      Six Months      8/1/03
                                              Ended           to            Ended          to           Ended          to
                                             9/30/04       3/31/04         9/30/04      3/31/04        9/30/04       3/31/04
Shares sold:
  Class A                                   1,066,444     1,350,930        282,458       388,631        760,441       992,873
  Class B                                     360,223       483,742        110,660       154,454        299,142       379,178
  Class C                                   3,711,830     5,871,982        945,498     1,362,378      2,628,623     3,724,731
  Institutional Class                       5,858,747     2,994,706      1,467,030     1,072,081      6,004,779     2,775,139
                                           ----------    ----------      ---------     ---------      ---------     ---------
                                           10,997,244    10,701,360      2,805,646     2,977,544      9,692,985     7,871,921
                                           ----------    ----------      ---------     ---------      ---------     ---------
Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                      26,385        10,485          4,952           124             --            --
  Class B                                       8,290         2,086          2,124            44             --            --
  Class C                                      95,243        26,727         17,586           448             --            --
  Institutional Class                          83,506        18,433         12,172           362             --            --
                                           ----------    ----------      ---------     ---------      ---------     ---------
                                              213,424        57,731         36,834           978             --            --
                                           ----------    ----------      ---------     ---------      ---------     ---------
Shares repurchased:
  Class A                                    (139,227)      (18,915)       (21,981)       (5,937)       (59,686)      (16,889)
  Class B                                     (15,396)       (7,826)        (6,900)       (1,546)        (8,508)       (4,643)
  Class C                                    (254,827)      (42,407)       (39,119)      (12,884)      (123,980)      (35,837)
  Institutional Class                        (484,141)     (530,535)      (370,251)     (202,008)      (259,704)     (527,062)
                                           ----------    ----------      ---------     ---------      ---------     ---------
                                             (893,591)     (599,683)      (438,251)     (222,375)      (451,878)     (584,431)
                                           ----------    ----------      ---------     ---------      ---------     ---------
Net increase                               10,317,077    10,159,408      2,404,229     2,756,147      9,241,107     7,287,490
                                           ==========    ==========      =========     =========      =========     =========

NOTES                                                       OPTIMUM FUND TRUST
  TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES (CONTINUED)

                                                             Optimum Large Cap       Optimum Small Cap       Optimum Small Cap
                                                                Value Fund               Growth Fund             Value Fund
                                                           --------------------     -------------------     --------------------
                                                           Six Months    8/1/03     Six Months   8/1/03     Six Months   8/1/03
                                                             Ended         to         Ended        to         Ended        to
                                                            9/30/04     3/31/04      9/30/04     3/31/04     9/30/04     3/31/04
Shares sold:
  Class A                                                   750,884     943,488      150,409     191,434      171,985     196,000
  Class B                                                   283,837     371,334       56,286      71,658       56,980      75,160
  Class C                                                 2,547,437   3,664,980      473,647     674,849      513,117     825,171
  Institutional Class                                     4,752,485   2,342,801    1,220,388     911,226      830,062     841,044
                                                          ---------   ---------    ---------   ---------    ---------   ---------
                                                          8,334,643   7,322,603    1,900,730   1,849,167    1,572,144   1,937,375
                                                          ---------   ---------    ---------   ---------    ---------   ---------
Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                                     8,388       1,959           42          --        3,907         586
  Class B                                                     3,579         286           17          --        1,582         201
  Class C                                                    32,877       3,284          154          --       15,925       2,556
  Institutional Class                                        26,438       3,404          225          --       13,559       3,345
                                                          ---------   ---------    ---------   ---------    ---------   ---------
                                                             71,282       8,933          438          --       34,973       6,688
                                                          ---------   ---------    ---------   ---------    ---------   ---------
Shares repurchased:
  Class A                                                   (57,498)    (17,978)      (9,824)     (3,646)     (18,041)     (3,616)
  Class B                                                    (9,233)     (3,787)      (1,601)     (1,083)      (1,756)       (699)
  Class C                                                  (108,031)    (25,352)     (21,854)     (4,895)     (43,484)     (5,812)
  Institutional Class                                      (229,597)   (520,667)    (602,948)     (6,327)    (539,800)     (5,135)
                                                          ---------   ---------    ---------   ---------    ---------   ---------
                                                           (404,359)   (567,784)    (636,227)    (15,951)    (603,081)    (15,262)
                                                          ---------   ---------    ---------   ---------    ---------   ---------
Net increase                                              8,001,566   6,763,752    1,264,941   1,833,216    1,004,036   1,928,801
                                                          =========   =========    =========   =========    =========   =========

NOTES                                                        OPTIMUM FUND TRUST
  TO FINANCIAL STATEMENTS (CONTINUED)

6. FOREIGN EXCHANGE CONTRACTS

The Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund and Optimum Large Cap Value Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following foreign currency exchange contracts were outstanding at September 30, 2004.

Contracts                                              In                                Unrealized
To                                                     Exchange           Settlement     Appreciation
Receive (Deliver)                                      For                Date           (Depreciation)
-----------------                                      --------           ----------     --------------
OPTIMUM FIXED INCOME FUND
(190,000) British Pounds                            US $ (339,777)         10/29/04      $(1,611)
                                                                                         =======

OPTIMUM INTERNATIONAL FUND
146,177 Australian Dollars                          US $  105,891          10/5/04           (40)
(90,470) British Pounds                                  (162,193)         10/4/04        (1,488)
92,056 British Pounds                                     166,464          10/5/04            71
(1,462,000) British Pounds                             (2,637,921)        10/29/04        (1,325)
35,617 Canadian Dollars                                    28,265          10/5/04          (123)
(13,791) European Monetary Units                          (16,985)         10/1/04          (143)
192,495 European Monetary Units                           239,287          10/4/04          (145)
133,722 European Monetary Units                           166,132          10/5/04           (53)
(268,623) Hong Kong Dollars                               (34,442)         10/4/04            (7)
(47,099) Hong Kong Dollars                                 (6,040)         10/5/04            --
(28,910,945) Japanese Yen                                (259,757)         10/1/04        (2,545)
31,714,698 Japanese Yen                                   288,043          10/5/04          (242)
120,666 New Zealand Dollar                                 81,546          10/4/04           (17)
125,513 Norwegian Krone                                    18,678          10/5/04           (32)
218,689 Swiss Francs                                      175,025          10/5/04           128
                                                                                         -------
                                                                                         $(5,961)
                                                                                         =======
OPTIMUM LARGE CAP GROWTH FUND
33,928 European Monetary Units                      US $   42,139          10/1/04          $306
14,015 European Monetary Unit                              17,407          10/4/04           106
                                                                                            ----
                                                                                            $412
                                                                                            ====

NOTES                                                        OPTIMUM FUND TRUST
  TO FINANCIAL STATEMENTS (CONTINUED)


7. FUTURES CONTRACTS
The Optimum Fixed Income Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at September 30, 2004 for the Optimum Fixed Income Fund were as follows:

                                                                                          Unrealized
Contracts                                             Notional                           Appreciation
to Buy (Sell)                                         Cost (Proceeds)  Expiration Date   (Depreciation)
-------------                                         ---------------  ---------------   --------------
(39) U.S. Treasury 10 year Notes                      $(4,413,266)         12/04             $22,429
(9) U.S. Treasury 5 year Notes                         (1,000,616)         12/04               4,151
9 U.S. Long Bond                                        1,020,260          12/04             (11,049)
                                                                                             $15,531

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

8. SWAP AGREEMENTS

During the period ended September 30, 2004, Optimum Fixed Income Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

At September 30, 2004, the Optimum Fixed Income Fund had the following total return swap agreement outstanding:

   Notional Amount                             Expiration Date       Description                                Unrealized Gain
   ---------------                             ---------------       -----------                                ---------------
   $1,695,000                                  12/31/04              Agreement with Goldman Sachs to receive    $58,523
                                                                     the notional amount multiplied
                                                                     by the return on the Lehman Brothers
                                                                     Commercial MBS Index AAA and to pay
                                                                     the notional amount multiplied by the
                                                                     1 month BBA LIBOR adjusted by a spread
                                                                     of minus 0.45%.


Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

NOTES                                                       Optimum Fund Trust
   TO FINANCIAL STATEMENTS (CONTINUED)

9. CREDIT AND MARKET RISKS
Some countries in which the Optimum Fixed Income, Optimum International Fund, Optimum Large Cap Growth Fund and Optimum Large Cap Value Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

The Optimum Fixed Income Fund may invest in high-yield fixed-income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Optimum Fixed Income Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Each Fund may invest up to 15% of their total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

Optimum Small Cap Growth Fund and Optimum Small Cap Value Funds invest a significant portion of their assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

10. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

11. INDUSTRY ALLOCATION
As of September 30, 2004, the foreign bond holdings of Optimum Fixed Income Fund, classified by type of business, were as follows:

                                                             Percentage
Industry                                                   of net assets
--------                                                   -------------
Aerospace & Defense                                             0.12%
Banking & Finance                                               1.66%
Cable, Media & Publishing                                       0.33%
Chemicals                                                       0.08%
Commercial Services & Supplies                                  0.22%
Energy                                                          1.09%
Foreign Government                                              8.90%
Holding Companies                                               0.04%
Industrial Machinery                                            0.43%
Insurance                                                       0.30%
Leisure, Lodging & Entertainment                                0.04%
Metals & Mining                                                 0.26%
Paper & Forest Products                                         0.59%
Retail                                                          0.08%
Technology                                                      0.08%
Telecommunications                                              0.51%
Transportation & Shipping                                       0.08%
Utilities                                                       0.09%
                                                               -----
Total                                                          14.90%
                                                               =====

NOTES                                                        OPTIMUM FUND TRUST
   TO FINANCIAL STATEMENTS (CONTINUED)

11. INDUSTRY ALLOCATION (CONTINUED)
As of September 30, 2004, the Optimum International Fund's investment in equity securities classified by type of business were as follows:

                                                              Percentage
Industry                                                     of net assets
--------                                                     -------------
Aerospace & Defense
Automobiles & Components                                        4.46%
Banking & Finance                                              19.12%
Buildings & Materials                                           1.00%
Cable, Media & Publishing                                       6.44%
Chemicals                                                       2.33%
Consumer Products                                               3.48%
Electronics & Electrical Equipment                              3.72%
Energy                                                          8.70%
Food, Beverage & Tobacco                                        2.22%
Healthcare & Pharmaceuticals                                    6.75%
Insurance                                                       3.28%
Leisure, Lodging & Entertainment                                5.62%
Metals & Mining                                                 1.75%
Packaging & Containers                                          0.83%
Paper & Forest Products                                         0.73%
Real Estate                                                     0.49%
Retail                                                          5.34%
Technology Hardware & Equipment                                 1.71%
Semiconductors                                                  1.92%
Telecommunications                                              8.08%
Textiles, Apparel & Furniture                                   1.70%
Transportation & Shipping                                       1.51%
Utilities                                                       3.84%
                                                               -----
Total                                                          95.02%
                                                               =====

12. SHAREHOLDER MEETING
At a special meeting of shareholders held on August 31, 2004, the shareholders of Optimum International Fund approved a new Sub-Advisory Agreement between Delaware Management Company and Mondrian Investment Partners Limited (formerly known as Delaware International Advisors Limited).

1. To approve a Sub-Advisory Agreement between Delaware Management Company and Mondrian Investment Partners Limited.

                                             Number         Percent of      Percent of
                                           of Shares    Outstanding Shares  Shares Vote

Affirmative                              3,647,511.785         98.742%        98.808%
Against                                     10,960.000          0.297          0.296
Abstain                                     33,058.000          0.895          0.896
Total                                    3,691,529.785         99.934        100.000

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Optimum Fund Trust shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Optimum Fund Trust and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                                     AFFILIATED OFFICERS                       CONTACT INFORMATION
MARK S. CASADY                                        JOSEPH H. HASTINGS                        INVESTMENT MANAGER
President and Chief Operating Officer                 Senior Vice President and                 Delaware Management Company
LPL Financial Services                                Chief Financial Officer                   Philadelphia, PA
                                                      Optimum Fund Trust
JOHN C. E. CAMPBELL                                   Philadelphia, PA                          NATIONAL DISTRIBUTOR
Executive Vice President                                                                        Delaware Distributors, L.P.
Delaware Investments                                  RICHELLE S. MAESTRO                       Philadelphia, PA
                                                      Executive Vice President,
DAVID KITTREDGE                                       General Counsel and Secretary             SHAREHOLDER SERVICING, DIVIDEND
Vice President                                        Optimum Fund Trust                        DISBURSING AND TRANSFER AGENT
Lincoln Financial Distributors, Inc.                  Philadelphia, PA                          Delaware Service Company, Inc.
                                                                                                2005 Market Street
NICHOLAS D. CONSTAN                                   MICHAEL P. BISHOF                         Philadelphia, PA 19103-7094
Adjunct Professor - University of Pennsylvania        Senior Vice President and Treasurer
                                                      Optimum Fund Trust                        FOR SHAREHOLDERS
WILLIAM W. HENNIG                                     Philadelphia, PA                          800 523-1918
Private Investor
                                                                                                FOR SECURITIES DEALERS AND FINANCIAL
DURANT ADAMS HUNTER                                                                             INSTITUTIONS REPRESENTATIVES ONLY
Chief Executive Officer and Executive Recruiter                                                 800 362-7500
Whitehead MANN Inc. (Executive Recruiting)

KENNETH R. LEIBLER
Chairman and Chief Executive Officer -
Boston Stock Exchange

STEPHEN PAUL MULLIN
Principal - Econsult Corporation

ROBERT A. RUDELL
Director - Medtox Scientific

JON EDWARD SOCOLOFSKY
Private Investor


Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.optimummutualfunds.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at http://www.optimummutualfunds.com.com; and (ii) on the Commission's Web site at http://www.sec.gov.

(9009)                                                       Printed in the USA
SA-901 [9/04] IVES 11/04                                                  J9852

Item 2. Code of Ethics

        Not applicable.

Item 3. Audit Committee Financial Expert

        Not applicable.

Item 4. Principal Accountant Fees and Services

        Not applicable.

Item 5. Audit Committee of Listed Registrants

        Not applicable.

Item 6. Schedule of Investments

        Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

        Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

        Not applicable.

Item 10. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits

(a) (1) Code of Ethics

        Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

        Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT:

JOHN C.E. CAMPBELL
--------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    November 30, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JOHN C.E. CAMPBELL
--------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    November 30, 2004

JOSEPH H. HASTINGS
--------------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    November 30, 2004